                                         Securities Act Registration No. 2-73024
                                Investment Company Act Registration No. 811-3213


    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 1996


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/ /

                       POST-EFFECTIVE AMENDMENT NO. 22 /X/


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/ /

                              Amendment No. 23 /X/


                        NATIONWIDE SEPARATE ACCOUNT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7111

                                              Send Copies of Communications to:

MS. RAE MERCER POLLINA
ONE NATIONWIDE PLAZA                          DRUEN, RATH & DIETRICH
COLUMBUS, OHIO 43216                          ONE NATIONWIDE PLAZA
(NAME AND ADDRESS OF AGENT FOR SERVICE)       COLUMBUS, OHIO 43216


 /X/ It is proposed that this filing will become effective on January 4, 1997 pursuant to paragraph (b) of Rule 485.



         Registrant has declared that an indefinite number of its shares are registered statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 29, 1996.

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND
                            CAPITAL APPRECIATION FUND
                              GOVERNMENT BOND FUND
                                MONEY MARKET FUND
                          NATIONWIDE SMALL COMPANY FUND
                             NATIONWIDE INCOME FUND
                              CROSS REFERENCE SHEET

-------------------------------------------------------------------------------

N-1A Item No.                                                          Location
-------------                                                          --------

                       PART A (for Nationwide Income Fund)

Item 1.           Cover Page                                           Cover Page
Item 2.           Synopsis                                             *
Item 3.           Condensed Financial Information                      *
Item 4.           General Description of Registrant                    Investment Objectives and  Policies;
                                                                       Investment Techniques,
                                                                       Considerations and Risk Factors
Item 5.           Management of the Fund                               Management of the Trust
Item 5A.          Management's Discussion of Fund                      *
                  Performance
Item 6.           Capital Stock and Other Securities                   Additional Information; Tax Status
Item 7.           Purchase of Securities Being Offered                 Sale of Fund Shares; Investment in
                                                                       Fund Shares; Net Income and
                                                                       Distributions
Item 8.           Redemption or Repurchase                             Share Redemption
Item 9.           Pending Legal Proceedings                            *

                                     PART B

Item 10.          Cover Page                                           Cover Page
Item 11.          Table of Contents                                    Table of Contents
Item 12.          General Information and History                      General Information and History
Item 13.          Investment Objectives and Policies                   Investment Objectives and Policies;
                                                                       Investment Restrictions
Item 14.          Management of the Registrant                         Trustees and Officers of the Trust
Item 15.          Control Persons and Principal                        Major Shareholders
                  Holders of Securities
Item 16.          Investment Advisory and Other                        Investment Advisory and Other
                  Services                                             Services
Item 17.          Brokerage Allocation                                 Brokerage Allocation

Item 18.          Capital Stock and Other Securities                   Additional Information
Item 19.          Purchase, Redemption and Pricing of                  Purchases, Redemptions and Pricing
                  Securities Being Offered                             of Shares
Item 20.          Tax Status                                           Tax Status; Tax Consequences for the
                                                                       Small Company Fund; Tax
                                                                       Consequences to Shareholders

Item 21.          Underwriters                                         *
Item 22.          Calculation of Performance Data                      Calculating Yield --- The Money
                                                                       Market Fund; Calculating Yield and
                                                                       Total Return --- Non-Money Market
                                                                       Funds
Item 23.          Financial Statements                                 Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

-------------------------------------------------------------------------------

* Not applicable or negative answer.

The Prospectus for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund, dated May 1, 1996 and the Prospectus for the Nationwide Small Company Fund, dated May 1, 1996 are incorporated by reference into this filing of Post-Effective Amendment No. 22 to the Registration Statement.

PROSPECTUS
JANUARY __, 1997


                          SHARES OF BENEFICIAL INTEREST
                             NATIONWIDE INCOME FUND
                        NATIONWIDE SEPARATE ACCOUNT TRUST
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                         FOR INFORMATION AND ASSISTANCE,
                               CALL (614) 249-5134

Nationwide Income Fund (the "Fund") is a diversified portfolio of the Nationwide Separate Account Trust (the "Trust"). The Trust is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in six separate mutual funds, each with its own investment objective. This Prospectus relates only to the Nationwide Income Fund. The shares of the Fund are sold to other open-end investment companies created by Nationwide Advisory Services, Inc., the Fund's investment adviser, as well as to life insurance company separate accounts to fund the benefits of variable life insurance policies and annuity contracts.

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing in investment grade corporate and U.S. Government debt obligations.

This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated January 2, 1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (614) 249-5134, or writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST, DATED
JANUARY 2, 1997, IS INCORPORATED BY REFERENCE.

SALE OF FUND SHARES

Shares of the Fund may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by life insurance companies, as well as to other open-end investment companies (each , a "Fund of Funds") created by Nationwide Advisory Services, Inc. (the "Adviser"), the Fund's investment adviser. The Accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. The Fund then uses the proceeds to buy securities for its portfolio. The Adviser, together with a group of subadvisers, manages the portfolio from day to day to accomplish the Fund's investment objective. The types of investments and the way they are managed depend on what is happening in the economy and the financial marketplaces. Each Fund of Funds and Accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offers to buy back (redeem) shares of the Fund from the Fund of Funds or the Accounts at any time at net asset value.

INVESTMENT OBJECTIVE AND POLICIES

Nationwide Income Fund (the "Fund") seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing at least 65% of its assets, under normal market conditions, in investment grade corporate and U.S. Government debt obligations. Under normal market conditions, the Fund may invest up to 35% of its assets in cash or cash equivalents, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities (collectively, "short-term money market obligations"). For a further discussion of the types of debt obligations in which the Fund may invest, see "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS" below.

In addition, for temporary or emergency purposes, the Fund can invest up to 100% of total assets in short-term money market obligations.

While there is careful selection and constant supervision by a group of professional investment managers, there can be no guarantee that the Fund's objective will be achieved. The investment objective of the Fund is not fundamental and shareholder approval is not required to change the Fund's investment objective.

MANAGEMENT OF THE FUND

Nationwide Advisory Services, Inc. (the "Adviser") has employed two subadvisers (each, a "Subadviser") each of which will manage part of the Fund's portfolio. Although the Adviser reserves the right to allocate and reallocate the assets among the Subadvisers at any time, it is anticipated that each of the Subadvisers will receive a substantially equal proportion of the funds that are invested in the Fund and will generally retain such assets and any capital appreciation attributable to them.

The Adviser has chosen the Subadvisers because they approach investing in debt obligations in different ways. The Adviser has decided to employ a number of Subadvisers because even successful investment managers may experience fluctuations in performance which may be caused by factors or conditions that affect the particular securities emphasized by that Subadviser or that may impact its particular investment style. As a result of the diversification among securities and styles, the Adviser expects to increase prospects for investment return and to reduce market risk and volatility.

The following is a brief description of the investment strategies for each of the Subadvisers:

NCM CAPITAL MANAGEMENT GROUP, INC. ("NCM Capital") manages fixed income securities by selecting a diversified portfolio of investment grade issues in which overall credit risk is minimized. NCM Capital established the average maturity and duration of a portfolio based on the intermediate and longer-term outlook of interest rates, the economy and the financial markets. No attempt is made to manage portfolios based on daily or short-term fluctuations in interest rates or economic statistics.

Subsequent to establishing the average maturity and duration of a portfolio, NCM Capital determines which sectors of the fixed income market offer the most attractive potential returns. Over a market cycle, individual sectors are either emphasized or de-emphasized based on their relative value after analyzing the current and prospective developments in the economy and the financial markets. After determining the sector to be emphasized or de-emphasized, NCM Capital selects the specific issues which offer the greatest potential returns over a selected time horizon.

SMITH GRAHAM & CO. ASSET MANAGERS, L.P. ("Smith Graham") Smith Graham's investment process centers around maximizing stable cash flows across the yield curve. Cash flows in this context consist of coupon income on fixed income securities, prepayments from mortgage securities and the reinvestment of income and prepayments. Smith Graham begins by analyzing the characteristics that determine performance and then utilizes proprietary software models to identify the least expensive segments of the yield curve. Incremental performance is also obtained by investing in undervalued sectors and undervalued securities.

INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

DEBT OBLIGATIONS - Debt obligations in which the Fund may invest generally will be investment grade debt obligations, although the Fund may invest up to 35% of its assets in high-quality short-term money market obligations. The Fund's risk and return potential depends in part on the maturity and credit-quality characteristics of the underlying investments in its portfolio. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates. Similarly, debt obligations issued by less creditworthy entities tend to carry higher yields than those with higher credit ratings. The market value of all debt obligations is also affected by changes in the prevailing interest rates. Therefore, the market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases.

Debt obligations in which the Fund may invest include: 1) bonds or bank obligations rated in one of the four highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Group); 2) U.S. government securities (as described below); 3) commercial paper rated in one of the two highest ratings categories of any NRSRO; 4) short-term bank obligations that are rated in one of the two highest categories by any NRSRO, with respect to obligations maturing in one year or less; 5) repurchase agreements relating to debt obligations which the Fund could purchase directly; or 6) unrated debt obligations which are determined by the Adviser or a Subadviser to be of comparable quality.

Medium-quality obligations are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Adviser or a Subadviser to consider what action, if any, the Fund should take consistent with its investment objective; such event will not automatically require the sale of the downgraded securities.

U.S. GOVERNMENT SECURITIES - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

 - the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
 - the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
 - the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
 - the Student Loan Marketing Association and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

MORTGAGE- AND ASSET-BACKED SECURITIES - The Fund may purchase both mortgage- and asset- backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi- class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage- backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The Adviser or a Subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

BANK OBLIGATIONS - The Fund may invest in bank obligations, such as certificates of deposit, banker's acceptances, and time deposits of domestic or foreign banks and their subsidiaries and branches (only if the time deposits are denominated in U.S. dollars), and domestic savings and loan associations. While these bank obligations will be issued by institutions whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC"), the Fund may invest in the obligations in amounts in excess of the FDIC insurance coverage (currently $100,000 per account).

WHEN-ISSUED SECURITIES - The Fund may invest without limitation in securities purchased on a when- issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days (for mortgage-backed securities, the delivery date may extend to as long as 120 days). Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by guidelines issued by the Securities and Exchange Commission, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

LENDING PORTFOLIO SECURITIES - From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING MONEY - As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940. However, the Fund currently intends to borrow money only for temporary or emergency purposes (but not for leverage or the purchase of investments), in an amount up to 5% of the value of the Fund's total assets (including the amount borrowed) valued at the time the borrowing is made.

PORTFOLIO TURNOVER

The Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser or a Subadviser believes it to be in the best interests of the Fund. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

The portfolio turnover rate for the Fund is not expected to exceed 150%. Higher turnover rates will generally result in higher transaction costs to the Fund, as well as higher brokerage expenses and higher levels of capital gains. The portfolio turnover rates for the Fund may vary greatly from year to year and within a particular year.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of its Board of Trustees.

The Board of Trustees sets and reviews policies regarding the operation of the Trust, whereas the officers perform the daily functions of the Trust.

INVESTMENT MANAGEMENT OF THE FUND

THE ADVISER - Under the terms of the Investment Advisory Agreement, Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, oversees the investment of the assets for the Fund and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, the Adviser also determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser does not intend to do so at this time.

The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadvisers. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of Subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadvisers, there is no certainty that any Subadviser or the Fund will obtain favorable results at any given time.

The Adviser, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is wholly owned by Nationwide Corporation, a holding company in the Nationwide Insurance Enterprise. The Fund pays to the Adviser a fee at the annual rate of 0.45% of the Fund's average daily net assets.

THE SUBADVISERS - Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it for investment management. For the investment management services they provide to the Fund, each Subadviser receives an annual fee from the Adviser based on the average daily net assets of the portion of the Fund managed by that Subadviser as specified below:

         Subadvisory Fees                                              Average Daily Net Assets
         ----------------                                              ------------------------
                 0.25%                                                  on the first $100 million
                 0.15%                                                 on assets in excess of $100
                                                                                   million


The fees for each of the Subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham.

Below is a brief description of each of the subadvisers.

NCM Capital Management Group, Inc. NCM Capital was founded in 1986 and serves as one of the Fund's Subadvisers. As of September 30, 1996, NCM Capital had approximately $3.86 billion in assets under management, of which $1.35 billion represents fixed income management.

NCM Capital's Chairman of the Board, President and Chief Executive Officer is Maceo K. Sloan. Other directors are Justin F. Beckett, Executive Vice President; Peter J. Anderson, Chairman and Chief Investment Officer of IDS Advisory Group, Inc.; and Morris Goodwin, Jr., Vice President, Corporate Treasurer, American Express Financial Advisers Inc.

NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 43%; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 17%; and IDS Financial Services Inc., a wholly-owned subsidiary of American Express Company owns 40% as of September 30, 1996.

NCM Capital utilizes a team approach in the management of fixed income portfolios. Although David C. Carter, Vice President and Senior Portfolio Manager, is the portfolio manager who will manage NCM Capital's portion of the Fund, he will interact daily with the other members of the fixed income team for purposes of discussing investment needs, economic trends, and development, and the overall financial markets. Listed below are the members of the fixed income team who will be involved with the Fund and their backgrounds:

         Paul L. Van Kampen, CFA Mr. Van Kampen joined NCM Capital as Senior Vice President and the Director of Fixed Income Research. Prior to joining NCM Capital, he was an Executive Director of Aon Advisors, Inc. Mr. Van Kampen has both an M.A. and B.S. from the University of Alabama and has over 28 years of investment experience.

         David C. Carter Mr. Carter has been a Vice President and Portfolio Manager for NCM since 1992. Formerly he was an Investment Manager in Fixed Income Management at Grace Capital, Inc. and earned an M.B.A. and B.S. from New York University. Mr. Carter has over 19 years of investment experience.

         Lorenzo Newsome Mr. Newsome joined NCM Capital in 1993 as a Vice President and Portfolio Manager. Prior to joining NCM Capital, he was a Quantitative Analyst for the USF&G Corporation. Mr. Newsome acquired his B.S. from the University of Pittsburgh and M.A. from Bowie State University. He has over 8 years of investment experience.

Smith Graham & Co. Asset Managers, L.P. Smith Graham also serves as a sub-adviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robeco Global Advisers. As of October 1, 1996, Smith Graham managed approximately $2 billion of assets.

Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robeco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith, Ladell Graham and Jamie
G. House.

The management group of Smith Graham consists of Gerald B. Smith, Chairman and Chief Executive Officer; Ladell Graham, President and Chief Investment Officer; Jamie G. House, Executive Vice President and Chief Financial Officer; and Gilbert A. Garcia, Executive Vice President and Director of Marketing.

The primary portfolio manager of the portion of the Fund's portfolio managed by Smith Graham is Mark Delaney. Mr. Delaney joined Smith Graham in November 1994 and currently serves as a Portfolio Manager. From July 1988 to November 1994, he was a Senior Portfolio Manager for Transamerica Fund Management. Mr. Delaney has over 15 years of experience in fixed income investing.

OTHER SERVICES

Under the terms of an Administrative Services Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes, and regulatory reports. For these services the Fund pays to the Adviser a fee at the annual rate of 0.10% of the Fund's average daily net assets.

The Transfer and Dividend Disbursing Agent, Nationwide Investors Services, Inc., ("NIS"), One Nationwide Plaza, Columbus, Ohio 43216, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of the Adviser.

INVESTMENT IN FUND SHARES

An insurance company may purchase the shares of the Fund at the Fund's net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Fund. Funds of Funds may also purchase shares of the Fund for their portfolios. There is no sales charge. All shares are sold at net asset value.

Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary Nationwide Life and Annuity Insurance Company to fund the benefits under the Contract and to affiliated Fund of Funds. The address for each of these entities is One Nationwide Plaza, Columbus, Ohio 43216,

All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to the Fund are subject to the limits applicable to the Contracts.

SHARE REDEMPTION

Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

The net asset value per share of the Fund is determined once daily, as of 4:00 P.M. on each business day the New York Stock Exchange is open and on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

The Trust may suspend the right of redemption only under the following unusual circumstances:

 - when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

 - when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

 - during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

NET INCOME AND DISTRIBUTIONS

Substantially all of the net investment income, if any, of the Funds will be paid as dividends in March, June, September, and December. In those years in which sales of the Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders with the December dividend.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue shares from a number of different Funds. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund, but shares of all Funds would vote together in the election of Trustees. Upon liquidation of a Fund, its shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election or removal of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The sole shareholders of the Fund initially will be the affiliated Funds of Funds and Nationwide Life Insurance Company. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

-        designate series of the Trust;

-        change the name of the Trust; or

- supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or changes of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

SHAREHOLDER INQUIRIES - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

PERFORMANCE ADVERTISING FOR THE FUND

The Fund may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

TAX STATUS

The Trust's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

Because each Fund of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.

  The tax treatment of payments made by an Account to a Contractholder is described in the separate account prospectus.

CONTENTS
Sale of Fund Shares
Investment Objective and Policies
Investment Techniques, Considerations and Risk Factors
Management of the Trust
Investment in Fund Shares
Share Redemption
Net Income and Distributions
Additional Information
Performance Advertising for the Fund
Tax Status

INVESTMENT ADVISER AND ADMINISTRATOR
Nationwide Advisory Services, Inc.
One Nationwide Plaza
Columbus, Ohio 43216

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
One Nationwide Plaza
Columbus, Ohio 43216

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43216

                       STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY __, 1997

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                              --TOTAL RETURN FUND
                              --CAPITAL APPRECIATION FUND
                              --GOVERNMENT BOND FUND
                              --MONEY MARKET FUND
                              --SMALL COMPANY FUND
                              --INCOME FUND

        This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses, dated May 1, 1996 for all of the Funds except for the Income Fund and dated January ___, 1997 for the Income Fund. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, or by calling (614) 249-5134.


TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

General Information and History                                                1
Investment Objectives and Policies                                             1
Investment Restrictions                                                       25
Major Shareholders                                                            29
Trustees and Officers of the Trust                                            29
Calculating Yield - The Money Market Fund                                     30
Calculating Yield and Total Return-Non-Money Market Funds                     31
Investment Adviser and Other Services                                         31
Brokerage Allocations                                                         37
Purchases, Redemptions and Pricing of Shares                                  39
Additional Information                                                        40
Tax Status                                                                    41
Tax Consequences for the Small Company Fund                                   42
Tax Consequences to Shareholders                                              44
Appendix A - Bond Ratings                                                     45
Independent Auditors' Report                                                  54
Financial Statements                                                          55

GENERAL INFORMATION AND HISTORY


         Nationwide Separate Accounts Trust is an open-end investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as amended October 22, 1981, September 3, 1982, April 16, 1987, May 1, 1992, August 9, 1995, November 3, 1995 and October 17, 1996. The Trust offers shares in six separate mutual funds, each with its own investment objective.


INVESTMENT OBJECTIVES AND POLICIES

         The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectuses.

         The investment policies and types of permitted investments described here may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the objectives will be realized.

--TOTAL RETURN FUND

         This Fund's investment objective is to obtain a reasonable, long term total return on invested capital from a flexible combination of dividend return and capital gains. The Fund seeks to achieve its objective through investments in common stocks, convertible issues, money market instruments, and bonds, with a primary emphasis on common stocks.

         While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

--CAPITAL APPRECIATION FUND

         The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

         While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

         The investment manager will focus mainly on a company's or industry's potential for long term growth, with dividend and interest income being secondary in importance. The manager's evaluation of a company or industry will be based more on probable future earnings, relative financial strength and competitive position. The manager believes this approach will provide a greater return potential over the long run than simply seeking current dividend or interest income. The Fund's portfolio will not be limited to any particular type of company or industry.

--GOVERNMENT BOND FUND

         The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, it agencies or instrumentalities.

         These securities are of varying types which include but are not limited to:

         Treasury Notes And Bonds - These are direct obligations of the U.S. Government. New issues of notes mature in one to ten years while bonds generally have a maturity of ten years or more.

         Treasury Bills - These are direct obligations of the U.S. Government backed by the full faith and credit of the United States and mature in one year or less.

         Securities Issued By Instrumentalities of the U.S. Government - These securities are issued by federally-chartered instrumentalities. Some of these securities are guaranteed by the United States Treasury or are supported by the issuer's right to borrow from the Treasury and are backed by the credit of the Federal instrumentality itself. Some of these instrumentalities (listed for example purposes only) are:

                      -Bank for Cooperatives (COOP)
                      -Federal Home Loan Banks (FHLB)
                      -Federal National Mortgage Association (FNMA) -Government National Mortgage Association (GNMA) -Tennessee Valley Authority (TVA)
                      -Farmers Home Administration (FHA)

         The Government Bond Fund will normally invest at least 65% of its assets in bonds issued by the U.S. Government, and its agencies and instrumentalities. These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.

         The Government Bond Fund may invest up to 35% of its assets in zero coupon securities or mortgage-related securities and up to 20% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis, provided those securities are issued or backed by the U.S. Government, its agencies or instrumentalities. The Government Bond Fund may also enter into repurchase agreements in any of the securities described above.

         The Government Bond Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government securities maturing in less than one year. For temporary defensive purposes, however the Fund may invest up to 100% of its assets in these securities.

         There is a minimal risk involved in the purchase of U.S. Government or U.S. Government guaranteed securities. Securities issued by U.S. Government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. Government, may not have an explicit guarantee of the payment of principal and interest.

         The value of shares of the Government Bond Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk does exist; i.e., when interest rates decline, the market value of a portfolio can be expected to rise; conversely, when interest rates rise, the market value of the portfolio can be expected to fall. While the Government Bond Fund will engage in portfolio trading to manage this risk (i.e., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) there is no assurance that capital will be preserved. Thus, the Government Bond Fund is designed for those willing to accept market fluctuations to obtain income.

--MONEY MARKET FUND

         The investment objective of this Fund is to seek as high a level of current income as it considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with remaining maturities of 397 days or less. The Fund seeks to achieve its objective by investing primarily in instruments receiving a rating in one of the two highest categories by the following six nationally recognized statistical rating organizations ("NRSROs"): Duff and Phelps, Inc. ("D&P"), Fitch Investors Services, Inc. ("Fitch"), Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), IBCA Limited and its affiliate, IBCA Inc. ("IBCA"), and Thomson Bank Watch ("Thomson"). See Appendix A for a further description of the NRSRO ratings.

         The Fund may invest in the following instruments:

                  -- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation.

                  -- repurchase agreements, subject to the restrictions set forth under "Investment Restrictions." Potential risks associated with investment in repurchase agreements are twofold: (a) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss, and (b) in the event of an issuer's bankruptcy, the Fund's ability to dispose of underlying securities could be delayed.

                  -- obligations of banks which at the date of investment are rated A2 or better by IBCA or TBW1 by Thomson. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the Fund's total assets shall be invested in such insured obligations.

                  -- commercial paper which at the date of investment is rated Duff 1 or Duff 2, by D&F, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by Standard & Poor's, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

                  -- up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by Standard and Poor's. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.

                  -- short-term (maturity in 397 days or less) corporate obligations which at the date of investment are rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

                  -- bank loan participation agreements representing corporations and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's or A-1 or A-2 by Standard & Poor's, under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

         All the assets of the Fund will be invested in obligations with stated remaining maturities of 397 days or less and which will be held to maturity. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of, or in response to, changing economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and different yield relationships existing among various sectors of the market. The average dollar weighted maturity of the Fund's investments may not exceed 90 days. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund may invest in the securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.

-- INCOME FUND

         The Income Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing at least 65% of its assets, under normal market conditions, in investment grade corporate and U.S. Government debt obligations. The Fund may invest the remainder of its portfolio in high quality short-term money market obligations.

DEBT OBLIGATIONS. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         RATINGS AS INVESTMENT CRITERIA. The Income Fund may invest in high-quality and medium quality debt obligations which are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of the Subadvisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Fund's Subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganizations, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

MONEY MARKET INSTRUMENTS. The Income Fund may invest in certain types of money market instruments which may include the following types of instruments:

                  -- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;

                  -- repurchase agreements;

                  -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions

                  -- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

                  -- high quality short-term (maturity in 397 days or less) corporate obligations;

                  -- bank loan participation agreements representing corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

MORTGAGE- AND ASSET-BACKED SECURITIES - The Income Fund may purchase both mortgage- and asset backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, and guarantees by third parties.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

REPURCHASE AGREEMENTS. In connection with the purchase of a repurchase agreement by the Income Fund, the fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Income Fund may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES. The Income Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the fund's board of directors or trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

BORROWING. The Income Fund may borrow money from banks, limited by any investment restrictions to 33 1/3% of its total assets. However, the Fund currently intends to borrow money only for temporary or emergency purposes in an amount of up to 5% of the value of the Fund's total asset (including the amount borrowed) valued at the time the borrowing is made. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.


SMALL COMPANY FUND

         The Small Company Fund seeks long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of both domestic and foreign small market capitalization companies ("small company stocks"). To attempt to achieve this objective, the Adviser has hired a number of subadvisers to direct the day-to-day management of the Small Company Fund. The following information supplements the discussion of the Fund's objectives, policies and techniques that are described in the Fund's prospectus under "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS."

         Special Situation Companies. The Small Company Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Fund believes, however, that if a Subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated.

         Foreign Securities. Investors in the Small Company Fund should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

         Investments may be made from time to time by the Small Company Fund in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         Depositary Receipts. As indicated in the Fund's prospectus, the Small Company Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock. (For further information on these instruments, see the descriptions above for the Government Bond Fund and the Money Market Fund.)

The Small Company Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


         Debt Obligations. While the emphasis of the Small Company Fund's investment is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market instruments, U.S. Government or Agency securities, (for further information concerning these securities, see the descriptions above for the Government Bond and the Money Market Funds) and corporate bonds and debentures receiving one of the four highest ratings from a nationally recognized statistical rating organization ("NRSRO"), or if not rated by any NRSRO, deemed comparable by a Subadviser to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The ratings assigned by the NRSROS are described in Appendix A to this Statement of Additional Information.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Fund. In such a case, the Subadviser will evaluate whether the downgraded security should be disposed of.

         High-Yield (High-Risk) Securities -- In General. The Fund has the authority to invest up to 5% of its net assets in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

         Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on a Subadviser's credit analysis than would be the case with investments in investment-grade debt securities. Each Subadviser will employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. When investing in lower-quality securities, each Subadviser will continually monitor the investments in the Fund's portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

         Liquidity And Valuation. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

         Proposed Legislation. From time to time proposals have been discussed, regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. However, it is possible that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

         Convertible Securities. Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

         Warrants. The Small Company Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. The Fund may purchase warrants, valued at the lower of cost or market value, of up to 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any recognized U.S. or foreign stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

         Repurchase Agreements. The Small Company Fund's custodian or a sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, the Fund will enter into repurchase agreements with certain banks and non-bank dealers, all of whose use has been approved by the Board of Trustees. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Each Subadviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

         Short Sales "Against The Box". In a short sale, the Small Company Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. Not more than 15% of the Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.

         The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         Restricted, Non-Publicly Traded and Illiquid Securities. The Small Company Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the securities act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Each Subadviser will monitor the liquidity of restricted securities in the portion of the Fund it manages under the supervision of the Board and the Adviser. In reaching liquidity decisions, each Subadviser may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         When-Issued Securities And Delayed-Delivery Transactions. The Small Company Fund may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if a Subadviser which purchased such security deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

         When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Lending Portfolio Securities. The Small Company Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned. The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

         Borrowing. The Small Company Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets, and may engage in reverse repurchase agreements which may be considered a form of borrowing. (See "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Reverse Repurchase Agreements" in the Small Company Fund's Prospectus.) In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. The Fund expects that some of its borrowings may be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

         Derivative Instruments. As discussed in its Prospectus, each of the Small Company Fund's Subadvisers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge the Fund's portfolio or for risk management.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon a Subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While each Subadviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because a Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Tax Status" below.

         Options. The Small Company Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which are only exercisable at expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the fund and the counter party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         Transactions using options (other than purchased options) expose the Fund to counter party risk. To the extent required by sec guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid high grade debt obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Spread Transactions. The Small Company Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options it the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

         Futures Contracts. The Small Company Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when a Subadviser believes it is more advantageous to the Fund than is purchasing the futures contract.

         The Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of the Fund to trade in futures contracts may be limited by the requirements of the code applicable to a regulated investment company.

         The Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of the Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         Swap Agreements. The Small Company Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount, " i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregate account consisting of cash, or liquid high grade debt obligations.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

         The Fund will enter swap agreements only with counterparties that a Subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         Foreign Currency-Related Derivative Strategies - Special Considerations. The Small Company Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase OTC options on foreign currency only when a Subadviser believes a liquid secondary market will exist for a particular option at any specific time.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Small Company Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time.

         A decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

         The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

         Securities Of Other Investment Companies. Some of the countries in which the Small Company Fund may invest may not permit direct investment by outside investors. investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

         Commercial Paper. The Small Company Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Fund to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

INVESTMENT RESTRICTIONS

         The following policies, which cannot be changed without the approval of the holders of a majority of the shares of the Fund for which the change is proposed, apply to all of the Funds of the Trust (except the Small Company and Income Funds, whose restrictions are listed separately below), unless otherwise stated.

The Trust may not:

1. borrow money, except an amount equal to no more than 5% of the value of each of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes or for the clearance of transactions. This limited borrowing authority will not be used to leverage the Funds or to borrow for extended periods of time. This authority is intended to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management.

2. purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities.

3.       make short sales of securities.

4.       write or purchase any put or call options.

5. make loans to other persons, except by the purchase of obligations in which the Trust is authorized to invest. The Trust may, however, enter into repurchase agreements, but a Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be subject to repurchase agreements maturing in more than 7 days.

6. purchase voting securities of any issuer or purchase the securities of any issuer if, as a result thereof: (a) more than 5% of a Fund's total assets (taken at current value) would be invested in the securities of such issuer (except that the Money Market Fund may invest up to 10% of its total assets in the highest rated securities of a single issuer for a period of up to three business days thereafter, provided that the Money Market Fund does not make more than one such investment at any one time), (b) a Fund would hold more than 10% of the voting securities of such issuer, or (c) more than 25% of a Fund's total assets (taken at current value) would be concentrated in any one industry. There is, however no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Money Market Fund only may invest up to 75% of its assets in all finance companies as a group, all banks and bank holding companies as a group, and all utility companies as a group, when in the opinion of management, yield differentials and money market conditions suggest, and when cash is available for such investment and instruments are available for purchase which fulfill the Money Market Fund's objective in terms of quality and marketability.

7. invest in securities which are restricted as to disposition under federal securities law, or securities with other legal or contractual restrictions on resale (except for repurchase agreements).

8. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation. The Trust shall not, however, purchase the securities of any registered investment companies if such purchase at the time thereof would cause more than 10% of the total assets of a Fund, taken at current value, to be invested in the securities of such issuers. Further, the Trust shall not purchase securities issued by any open-end investment company.

9. invest more than 5% of a Fund's total assets (taken at current value) in companies which, including predecessors, have a record of less than three years continuous operation.

10. purchase or retain securities of any issuer, any of whose officers, directors, or securityholders is a trustee, director, or officer of the Trust, or of the Adviser, if or so long as, one or more of such persons owns beneficially more than 1/2% of any class of securities, taken at market value, of such issuer, and such persons owning more than 1/2% of such securities together own beneficially more than 5% of any class of securities of such issuer, taken at market value.

11. act as an underwriter, except as it may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

12. invest in companies for the purpose of exercising control or management.

13. purchase or retain real estate (including limited partnership interests, but excluding securities of companies which deal in real estate or interests therein), mineral leases, commodities, or commodity contracts.

14. issue securities except as permitted by the Investment Company Act of 1940.


INVESTMENT RESTRICTIONS FOR THE SMALL COMPANY FUND AND THE INCOME FUND -- The following are fundamental investment limitations for the Small Company and the Income Fund which cannot be changed without shareholder approval:

THE SMALL COMPANY FUND AND THE INCOME FUND:


1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

2.       May not issue senior securities, except as permitted under the 1940
         Act.

3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

5. May not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

6. May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

7. May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.


The following are the non-fundamental operating policies Small Company Fund and the Income Fund's which may be changed by the Board of Trustees of the Trust without shareholder approval:

The Small Company and the Income Fund each may not:


1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

4. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

6. Invest in direct interests in oil, gas, or other mineral exploration or development programs or leases, except that the Fund may invest in securities of companies that invest in, engage in, or sponsor oil, gas or mineral exploration or development programs or leases.

7. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

8. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund, or one or more of the officers, directors or partners of the adviser or of the subadviser responsible for the investment beneficially owns more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities of such issuer.

9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns as a shareholder in accordance with its views.

10. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets.

         INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS


         As of September 30, 1996, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power of 92.7% and 7.3% of the shares of the Total Return Fund, 92.0% and 8.0% of the shares of Government Bond Fund, 99.2% and 0.8% of the shares of Money Market Fund, and 95.0% and 5.0% of the shares of Capital Appreciation Fund, respectively. As of September 30, 1996, Nationwide Life Insurance Company owned beneficially 5.7% and had shared voting and investment power for 94.3% of the shares of the Small Company Fund.

         As of September 30, 1996, the Trustees and Officers of the Trust as a group owned less than 1% of the shares of the Funds.


TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

         The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

Dr. John C. Bryant, Trustee.
44 Faculty Place, Wilmington, Ohio.

         Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

Robert M. Duncan, Trustee.
1397 Haddon Road, Columbus, Ohio.

         Mr. Duncan is Vice President-General Counsel of the Ohio State University. He was formerly a partner in the law firm of Jones, Day, Reavis & Pogue in Columbus, Ohio. He was formerly U.S.
         District Court Judge, Southern District of Ohio.


Dr. Thomas J. Kerr, IV, Trustee
4890 Smoketalk Lane, Westerville, Ohio.

         Dr. Kerr is retired. He was formerly President of Kendall College. Prior to that, he served as the President of Grant Hospital Development Foundation.

D. Richard McFerson, Trustee*, Chairman.
One Nationwide Plaza, Columbus, Ohio


         Mr. McFerson is Chairman and Chief Executive Officer of the Nationwide Insurance Enterprise.

James F. Laird, Jr., Treasurer.
One Nationwide Plaza, Columbus, Ohio.

         Mr. Laird is Vice President and General Manager of Nationwide Financial Services, Inc., the Distributor and Investment Adviser. He was formerly Treasurer of Nationwide Financial Services,
         Inc.

Rae Mercer Pollina, Secretary.
One Nationwide Plaza, Columbus, Ohio.

         Mrs. Pollina is Corporate Secretary of Nationwide Financial Services, Inc., the Distributor and Investment Adviser.

*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

         The Funds do not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1995, and the aggregate compensation paid to each disinterested Trustee during the year by all registered investment companies to which the Adviser provides investment advisory services (the "Nationwide Fund Complex").

         The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

                       FISCAL YEAR ENDED DECEMBER 31, 1995

                                                            TOTAL
                                                         COMPENSATION
                                                           FROM THE
                                          AGGREGATE     NATIONWIDE FUND
                                        COMPENSATION   COMPLEX INCLUDING
                                       FROM THE TRUST      THE TRUST
                                       --------------      ---------

             Dr. John C. Bryant             $1,000          $12,500
             ROBERT M. DUNCAN               $1,000          $12,500
             DR. THOMAS J. KERR IV          $1,000          $12,500


CALCULATING YIELD - THE MONEY MARKET FUND


         Any current Fund yield quotations, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of June 30, 1996, the Fund's seven-day current yield was 4.99%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 1996 was 5.12%.


         The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


         The uniformly calculated average annual total returns for the one year, five year, and ten year periods for the Total Return and Government Bond Funds, ended June 30, 1996 are shown below.

                                        TOTAL       GOVERNMENT
                                       RETURN           BOND
                                       ------           ----
                     1 YEAR              20.8%          4.4%
                     5 YEARS             15.6%          8.4%
                     10 YEARS            11.1%          8.5%

         The Capital Appreciation Fund began operations on May 1, 1992. Its annualized average annual total return for one year ended June 30, 1996 and for the three years and eight months from May 1, 1992 through June 30, 1996 was 29.6% and 13.4%, respectively. The Small Company Fund began operations on October 23, 1995. It's average total return (not annualized) for the period from October 23, 1995 through June 30,1996 was 34.4%.

         The Government Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Government Bond Fund yield for the 30-day period ended June 30, 1996 was 7.06%.


INVESTMENT ADVISER AND OTHER SERVICES


         The Adviser manages the Funds (except the Small Company Fund and the Income Fund) pursuant to an Investment Advisory Agreement (the "Agreement") dated October 22, 1981. This Agreement was assigned on May 1, 1984 to the Adviser by the former Adviser, Nationwide Annuity Advisers, Inc., with the consent of the Trust and ratification by the Trust's shareholders. The Adviser provides the Trust with overall investment advisory and administrative services, and general office facilities. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Trust. For these services and facilities, the Adviser receives a fee computed and paid monthly at the annual rate equal to .5% of the average daily net assets of each Fund of the Trust (except for the Small Company and Income Funds).

         The Trust pays the compensation of the three Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

         For the years ended December 31, 1995, 1994 and 1993, the Adviser received fees in the following amounts: Total Return Fund $3,406,571, $2,556,765 and $1,999,186, respectively; Government Bond Fund $2,088,523, $1,997,185 and $1,915,951, respectively; Money Market Fund $3,574,486, $3,269,449 and
$1,564,076, respectively; and Capital Appreciation Fund $326,158, $237,838 and $139,873, respectively.

         The Adviser pays the compensation of the Trustee affiliated with the Adviser. The officers of the Trust receive no compensation from the Trust. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its organization, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect only if its continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice. The Agreement further provides that the Adviser may render services to others.

ADVISORY SERVICES FOR THE SMALL COMPANY FUND

         The Adviser oversees the management of the Small Company Fund pursuant to an Investment Advisory Agreement dated October 20, 1995. Subject to the supervision and direction of the Trustees, the Adviser determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of the Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser generally intends to limit its direct portfolio management to the investment of a portion of the Fund's assets in cash or money market instruments. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisory Agreement of the Small Company Fund contains termination and indemnification provisions similar to those in the Agreement as described above.

         The Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 1.25% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time. During the period from October 23, 1995 (date of commencement of operations) through December 31, 1995, the Adviser received advisory fees in the amount of $11,003 and waived fees and reimbursed expenses in the amount of $10,495.

         The Subadvisers - Pursuant to Subadvisory Agreements between each of the Subadvisers and the Adviser, each of which are dated October 20, 1995, the Subadvisers each manage a portion of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such decisions place purchase and sell orders for the securities in the Fund. For the investment management services they provide to the Fund, each Subadviser, or PIML and VEAC together, receives a fee from the Adviser at the annual rate of 60% of the average daily net assets of the portion of the Fund managed by that Subadviser or group of Subadvisers.

         During the period from October 23 (date of commencement of operations) through December 31, 1995, the Adviser paid $11,394 in fees to the subadvisers.

         Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Small Company Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice.

         Below is a brief description of each of the subadvisers.

         The Dreyfus Corporation. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Fund's Subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of February 29, 1996, Dreyfus managed or administered approximately $85 billion in assets for approximately 1.7 million investor accounts nationwide.

         Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $233 billion in assets as of December 31, 1995, including approximately $81 billion in mutual fund assets. As of December 31, 1995, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $786 billion in assets including approximately $60 billion in mutual fund assets.

         Neuberger & Berman L.P. Neuberger & Berman, also serves as a sub-adviser to the Fund. Neuberger & Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger & Berman and its affiliates manage securities accounts that had approximately $40 billion of assets as of December 31, 1995. Neuberger & Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger & Berman.

         Strong Capital Management, Inc. Strong, which also serves as one of the Subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of March 31, 1996, Strong had over $18 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

         Pictet International Management Limited and Van Eck Associates Corporation. PIML and VEAC will together manage a portion of the Fund. VEAC is located at 99 Park Avenue, New York, New York 10016. PIML is located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. PIML is primarily responsible for managing the portion of the Fund's assets allocated to the PIML and VEAC. PIML determines which securities are to be bought and sold. VEAC, however, makes recommendations to PIML regarding Hard Asset securities. VEAC will also make recommendations regarding the allocation among each of the Hard Asset sectors. PIML is not obligated to act on VEAC'S recommendation's and the amount, if any, allocated to Hard Assets will be determined by PIML. VEAC will also assist PIML on issues regarding determining the liquidity of securities, portfolio diversification and matters involving United States federal securities and tax law as they apply to management of the Fund.

         PIML is an operating company of Pictet (London) Limited, an affiliate of Pictet & Cie ("Pictet"). Pictet was founded in 1805 and is the largest private Swiss Bank, as well as the leading specialist investment bank domiciled in Europe. Pictet has a worldwide network of offices employing over 200 investment professionals in Geneva, London, Zurich, Luxembourg, Hong Kong, Tokyo, Montreal and Nassau. PIML has access to all of Pictet's investment infrastructure. As of March 31, 1996, total assets under management by Pictet and its affiliates, including PIML, on behalf of all clients, was in excess of $40 billion.

         Warburg, Pincus Counsellors, Inc. The Fund also employs Warburg as a Subadviser to the Fund. Warburg is a professional investment counseling firm which provides investment services to endowment funds, foundations and other institutions and individuals. As of February 29, 1996, Warburg managed approximately $13.5 billion of assets including approximately $7.5 billion of assets of twenty-six mutual funds. Incorporated in 1970, Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls Warburg through its ownership of a class of voting preferred stock of Warburg. Warburg G.P.

has no business other than being a holding company of Warburg and its subsidiaries. Warburg address is 466 Lexington Avenue, New York, New York 10017-3147.


ADVISORY SERVICES FOR THE INCOME FUND

         The Adviser oversees the management of the Income Fund pursuant to an Investment Advisory Agreement dated January ____, 1997. Subject to the supervision and direction of the Trustees, the Adviser determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser currently does not intend to do so. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisory Agreement of the Income Fund contains termination and indemnification provisions similar to those in the Agreement as described above.

         The Fund pays to the Adviser a fee at the annual rate of 0.45% of the Fund's average daily net assets. the Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 0.75% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time.

         The Subadvisers - Pursuant to Subadvisory Agreements between each of the Subadvisers and the Adviser, each of which are dated January ____, 1997, the Subadvisers each manage a portion of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such decisions place purchase and sell orders for the securities in the Fund. For the investment management services they provide to the Fund, each Subadviser receives an annual fee from the Adviser based on the average daily net assets of the portion of the Fund managed by that Subadviser as specified below:





         Subadvisory Fees              Average Daily Net Assets
         ----------------              ------------------------
                 0.25%                 on the first $100 million
                 0.15%                 on assets in excess of $100
                                                million



         The fees for each of the Subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham.

  Below is a brief description of each of the subadvisers.

  NCM Capital Management Group, Inc. NCM Capital was founded in 1986 and serves as one of the Fund's Subadvisers. As of September 30, 1996, NCM Capital had approximately $3.86 billion in assets under management, of which $1.35 billion represents fixed income management.

NCM Capital's Chairman of the Board, President and Chief Executive Officer is Maceo K. Sloan. Other directors are Justin F. Beckett, Executive Vice President; Peter J. Anderson, Chairman and Chief Investment Officer of IDS Advisory Group, Inc.; and Morris Goodwin, Jr., Vice President, Corporate Treasurer, American Express Financial Advisers Inc.

NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 43%; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 17%; and IDS Financial Services Inc., a wholly-owned subsidiary of American Express Company owns 40% as of September 30, 1996.

Smith Graham & Co. Asset Managers, L.P. Smith Graham also serves as a sub-adviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robeco Global Advisers. As of October 1, 1996, Smith Graham managed approximately $2 billion of assets.

Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robeco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith, Ladell Graham and Jamie
G. House.

         Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution and management of the Income Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on 60 days written notice.

OTHER SERVICES PROVIDED BY THE ADVISER FOR THE INCOME FUND

         Under the terms of an Administrative Services Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of the Income Fund's shares, preparation of financial statements, taxes, and regulatory reports. For these services the Fund pays to the Adviser a fee at the annual rate of 0.10% of the Fund's average daily net assets. These services are provided to the Trust's other Funds under the terms of their Investment Advisory Agreements.


CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policymaking functions for the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         Nationwide Investors Services, Inc. (NIS) is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is a wholly-owned subsidiary of Nationwide Financial Services, Inc. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

BROKERAGE ALLOCATIONS

         IN GENERAL. During the fiscal years ended December 31, 1995, 1994, and 1993, the Total Return Fund, paid brokerage commissions of $377,463, $258,714 and $177,675, respectively, and the Capital Appreciation Fund paid brokerage commissions of $36,471, $52,032 and $42,439, all to firms rendering statistical services. The Money Market Fund and Government Bond Fund paid no brokerage commissions during the periods covered by the financial statements.

         The Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

         The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. The Adviser or Subadvisers always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to the Adviser or a Subadviser. In placing orders with such broker-dealers, the Adviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's or a Subadviser's normal research activities or expenses.

         Trust portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of Policies. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

         There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of the Adviser or a Subadviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Adviser or a Subadviser believes that to do so is in the interest of the Trust. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         The Trustees periodically review the Adviser's and each Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.


         SPECIAL BROKERAGE ALLOCATION CONSIDERATIONS RELATING TO THE SMALL COMPANY FUND AND THE INCOME FUND. In purchasing and selling portfolio investments for these Funds, it is the policy of each of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, each Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions. During the period ended December 31, 1995, the Small Company Fund paid brokerage commissions of $27,100.


         Each Subadviser may cause the Small Company or the Income Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with the Adviser. The fees to each of the Subadvisers pursuant to its subadvisory agreement with the Adviser is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates. Subject to the policy of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a Subadviser also may consider the broker-dealer's sale of shares of any fund for which the Subadviser serves as investment adviser, sub-adviser or administrator.


CONSIDERATIONS RELATING TO THE SMALL COMPANY FUND. Neuberger & Berman will act as the principal broker in the purchase and sale of portfolio securities for the portion of the Fund advised by Neuberger & Berman and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be affected in accordance with Rule 17e-1 under the 1940 Act.

         The Fund will continue to use Neuberger & Berman as its principal broker for the portion of the Fund advised by Neuberger & Berman where, in the judgment of Neuberger & Berman, the firm is able to obtain a price and execution at least as favorable as that provided by other qualified brokers. To the Fund's knowledge, however, no affiliate of Neuberger & Berman receives give-ups or reciprocal business in connection with their securities transactions.

         Under the 1940 Act, commissions paid by the Fund to Neuberger & Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to Neuberger & Berman must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Fund's account, unless an appropriate exemption is available.

         During the period ended December 31, 1995, the Small Company Fund paid brokerage commissions to Neuberger & Berman in the amount of $4,434 representing 16.4% of the total commissions paid by the Fund. The aggregate dollar amount of transactions involving the payment of commissions to Neuberger & Berman represented 20.2% of total transactions on which commissions were paid by the Fund during the period ended December 31, 1995.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Trust. For certain of the Funds, shares may also be sold to affiliated Fund of Funds.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.


         The net asset value per share of the Funds is determined once daily, as of the close of the New York Stock Exchange (currently 4 P.M. eastern time) on each business day the New York Stock Exchange is open and on such days as the Board determines and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

         The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of the Exchange. For orders placed after the close of the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Fund listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees. For each Fund (except the Money Market Fund), short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.


         The net income of the Money Market Fund is determined once daily, as of the close of the New York Stock Exchange (currently 4:00 P.M., New York time) on each business day on which such Exchange is open. All the net income of the Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at market or amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

         Because the net income of the Money Market Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in its account.

         Pursuant to its objective of maintaining a fixed one dollar share price, the Fund will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

         An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

         The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of series of shares. In that case, the shares of each series would participate equally in the earnings, dividends, and assets of the particular series, but shares of all series would vote together in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

         VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

         -        designate series of the Trust; or
         x
         -        change the name of the Trust; or
         x
         - supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

         Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

         SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

         Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance are currently the sole shareholders of record for each Fund of the Trust. Each Fund of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code, and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

         Each Fund of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (i) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities; (iii) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (iv) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

         In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The board reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.

TAX CONSEQUENCES FOR THE SMALL COMPANY FUND

         Foreign Transactions. Dividends and interest received by the Small Company Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

         The Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the fund to be subject to hyperinflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and
(b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (i) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and (iii) the Fund will continue to qualify as a regulated investment company.

         As described in the Prospectus, because shares of the Fund may only be purchased through Policies, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Policies.

         Investment in Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), the Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Policies. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

         The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

         On April 1, 1992 proposed regulations of the Internal Revenue Service (the "IRS") were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

         Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Small Company Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

         If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

TAX CONSEQUENCES TO SHAREHOLDERS

         Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.

                                   APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2.       Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              FITCH'S BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD,     Bonds are in default on interest and/or principal payments. Such bonds
DD,      are extremely speculative should be valued on the basis of their
and      ultimate recovery value in liquidation or reorganization of  the
D obligor.'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                      DUFF & PHELPS' LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE             DEFINITION

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Debt.

AA+      High credit quality. Protection factors are
AA       strong. Risk is modest, but may vary slightly
AA-      from time to time because of economic conditions.

A+       Protection factors are average but adequate.
A        However, risk factors are more variable and
A-       greater in periods of economic stress.

BBB+     Below average protection factors but still
BBB      considered sufficient for prudent investment.
BBB-     Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet
BB       obligations when due. Present or prospective
BB- financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that
B        obligations will not be met when due. Financial
B- protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Preferred stock with dividend arrearages.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Factors such as liquidity of the issuer, long-term debt ratings, reliability and quality of management, and earning and cost flows are considered by Standard & Poor's when assigning these ratings.

         Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                        MOODY'S COMMERCIAL PAPER RATINGS

         The term "commercial paper" as used by moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the 1933 Act.

         Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or relates supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the prime rating categories.

                           FITCH'S SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                  F-1+ (Exceptionally strong credit quality) issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                  F-1 (Very strong credit quality) issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'f-1+'.

                  F-2 (Good credit quality) issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

                  F-3 (Fair credit quality) issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                  F-S (Weak credit quality) issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                  D (Default) issues assigned this rating are in actual or imminent payment default.

                  LOC The symbol loc indicates that the rating is based on a letter of credit issued by a commercial bank.

                      DUFF & PHELPS SHORT-TERM DEBT RATINGS

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which as defined is not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE      DEFINITION

Duff1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  Good Grade

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  Satisfactory Grade

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  Non-investment Grade

Duff 4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating Factors and market access may be subject to a high degree of variation.

                  Default

Duff 5 Issuer failed to meet scheduled principal and/or interest payments.

                          THOMSON'S SHORT-TERM RATINGS

         The Thomson Short-Term Ratings apply, unless otherwise noted, to unsubordinated instruments of the rated entities with a maturity of one year or less, including deposits, bank notes, bankers' acceptances, federal funds, letters of credit, commercial paper and other obligations comparable in priority and security to those specifically listed herein. These ratings do not consider any collateral or security as the basis for the rating, although some of the securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             IBCA SHORT-TERM RATINGS

         IBCA short-term ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The short-term ratings relate to debt which has a maturity of less than one year.

         IBCA issues ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balance sheet, and a favorable credit profile without significant problems. A "B" rating indicates sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The legal rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated "A-1" are obligations supported by a very strong capacity for timely repayment. Issues rated "A-2" have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

         A1 Obligations supported by the highest capacity for timely repayment.

         A2       Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

         D        Obligations which are currently in default.

                               SMALL COMPANY FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
Shares            Security                                               Value
--------------------------------------------------------------------------------


COMMON STOCK (92.2%)
                  AEROSPACE/DEFENSE (0.2%)
 12,700           Atlas Converting Equipment ORD                        $146,539
  1,400           Celsius Industrier*                                     18,356
  1,400           Forsheda                                                30,277
                                                                       ---------
                                                                         195,172
                                                                       ---------
                  AGRICULTURAL PRODUCTS (0.1%)
  1,249           Delta & Pine Land Co.                                   52,770
                                                                       ---------
                  AUTO & AUTO PARTS (0.7%)
 11,400           Clarcor Inc.                                           282,150
  7,600           Donaldson Inc.                                         195,700
  5,000           Meiwa Industry Co.                                      28,492
  5,000           Trinity Holdings ORD                                    28,205
                                                                       ---------
                                                                         534,547
                                                                       ---------
                  BANK/SAVINGS & LOAN (1.6%)
  2,800           Banco Latinoamerican de Export
                    SA Class E                                           157,500
  1,000           Bank of Iwate                                           57,804
  1,700           Charter One Financial, Inc.                             59,288
  2,200           First Bank Systm Inc.                                  127,600
 74,000           International Bank of Asia                              47,800
 20,000           Reliance Bancorp, Inc.                                 312,500
 12,000           Texas Regal Bancshares Class A                         300,000
 10,400           Webster Financial Corp.                                291,200
                                                                       ---------
                                                                       1,353,692
                                                                       ---------
                  BUILDING MATERIALS (0.7%)
 60,000           AMEC                                                    91,375
 29,170           Keller Group ORD                                        76,608
  2,000           Komatsu Wall Industry Co.                               47,775
  2,400           Lindab                                                  26,585
  4,000           Max Co.                                                 83,879
  2,000           Nippon Filing Co.                                       30,269
  4,000           P S Corp.                                               76,585
  5,000           TOC                                                     59,263
 11,000           Unicem*                                                 80,368
                                                                       ---------
                                                                         572,707
                                                                       ---------
                  BUSINESS SERVICES (1.7%)
    250           Assystem                                                29,138
  3,000           Chodai Co.*                                            108,040
  4,000           Dainippon Shigyo                                        31,364
  3,000           Daiseki Co.                                             82,603
  6,000           Health Management System Inc.*                         190,500
  2,000           Iberica DE Autopistas S.A.                              33,772
  6,000           Kanto Biomedical Laboratory                             94,638
  4,000           Meitec                                                  90,809
  1,000           Oyo Corp.                                               57,530
 10,300           Physicians Resource Group Inc.*                        343,762
  1,200           Prosegur                                                42,118
121,000           Radius ORD                                             116,581
 35,000           Ricardo Group                                           74,514
 60,130           Shanks & McEwan Grp                                    113,065
                                                                       ---------
                                                                       1,408,434
                                                                       ---------
                  CHEMICALS & FERTILIZER (1.4%)
 27,170           Amberley Group                                          36,362
    150           Andreae Noriz Zahn                                      50,358
  3,000           Borsodchem GDR                                          57,926
 11,000           Itoki Crebio Corp.                                      99,388
  3,000           Kaigen                                                  27,352
  3,000           Lawter Intl. Inc.                                       37,500
 24,000           Lilly Industries Inc                                   408,000
 10,300           McWhorter Technologies, Inc.*                          182,825
 17,000           Nylex (Malaysia)                                        65,405
  3,000           Osaka Organic Chemical                                  47,866
  5,000           Teikoku Hormone                                         70,659
    100           Tessenderlo Chemie                                      36,229
  4,000           Tsurumi Soda Co.                                        26,477
  6,200           United Drug                                             32,689
                                                                       ---------
                                                                       1,179,036
                                                                       ---------
                  COMMERCIAL SERVICES (5.3%)
  4,000           ABR Information Services, Inc.*                        201,000
 15,000           Accustaff Inc.*                                        408,750
  6,000           Alternative Resources Corp.*                           220,500
  6,000           BT Office Products International Inc.*                 107,250
  3,600           CRA Managed Care, Inc.*                                161,100
  4,000           Career Horizons, Inc.*                                 140,000
  4,000           Catalina Marketing Corp.*                              366,000
 11,000           Corestaff Inc.*                                        492,250
  8,000           Danka Business Systems Plc ADR                         234,000
  3,000           Data Processing Resources Corp.*                        82,875
  4,100           DST Systems Inc. Del*                                  131,200
  4,400           Fritz Companies, Inc.*                                 141,900
  9,000           ICT Group, Inc.*                                       173,250
  6,000           Lanvision Systems Inc.*                                 71,250
  4,300           On Assignment, Inc.*                                   160,175
  4,900           PIA Merchandising Services Inc.*                        71,050
  7,900           QuickResponse Services, Inc.*                          227,125
  6,000           Robert Half International, Inc.*                       167,250
  4,000           Romac International*                                   102,000
  4,800           SITEL Corporation*                                     201,600
  6,000           Solectron Corp.*                                       227,250
  9,700           Viking Office Products, Inc.*                          304,337
                                                                       ---------
                                                                       4,392,112
                                                                       ---------
              COMMUNICATIONS & MEDIA (4.2%)
     70         Affichage Genuss                                          35,794
  4,000         Aspect Telecommunications Corp.*                         198,000
    420         Bantex                                                    27,140
  2,000         Broadcasting System of Niigata                            29,358
  2,000         Cascade Communications Corp.*                            136,000
  7,900         Central European Media
                Enterprises LTD*                                         197,500

NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                           1

                              SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED

--------------------------------------------------------------------------------
  SHARES          SECURITY                                              VALUE
--------------------------------------------------------------------------------
                COMMUNICATIONS & MEDIA (CONTINUED)
   13,700       Chancellor Broadcasting Corp.
                     Class A*                                      $     428,125
    2,000       Clear Channel Communications*                            164,750
   23,650       Harte-Hanks Communications Inc.                          656,287
   12,400       Heritage Media Corp. Class A*                            494,450
    7,000       Independent Newspaper                                     23,978
      500       Integrated Systems Consulting Group*                       9,750
   15,000       InterVoice*                                              298,125
   11,200       K-III Communications Inc.*                               140,000
    6,800       Nitto Electric Works                                     112,216
    7,900       Paging Network Inc.*                                     189,600
    2,500       Schibsted A/S                                             32,326
    2,500       Teleport Communications Group*                            47,812
    3,000       Tonichi Cable Ltd                                         28,173
   16,000       World Talk*                                              196,000
                                                                       ---------
                                                                       3,445,384
                                                                       ---------
                  COMPUTER EQUIPMENT (2.1%)
    5,600         Citrix Systems Inc.*                                   212,800
    8,400         Cognex Corp.*                                          135,450
    7,500         D H Technology Inc.*                                   180,000
   11,600         National Instruments Corp.*                            261,000
   11,100         Platinum Technology*                                   167,888
    9,400         Synopsys Inc.*                                         373,650
    4,000         U.S. Robotics Corp.*                                   342,000
    2,000         VideoServer Inc.*                                       78,000
                                                                       ---------
                                                                       1,750,788
                                                                       ---------
                  COMPUTER SERVICE (1.3%)
    1,700         Computer Horizons*                                      67,150
    6,000         Decisionone Holdings*                                  142,500
   14,700         Logica ORD                                             146,886
    6,000         Reynolds & Reynolds Co. Class A                        319,500
      600         Sterling Commerce Inc.*                                 22,275
    8,000         Sykes Enterprises*                                     394,000
                                                                       ---------
                                                                       1,092,311
                                                                       ---------
                  COMPUTER SOFTWARE (2.7%)
    7,000         CBT Group PLC ADR*                                     323,750
    6,900         Cambridge Tech Partners Inc.*                          210,450
    5,000         Clarify Inc.*                                          247,500
    3,600         Edify Corp.*                                            95,400
    5,000         HNC Software Inc.*                                     231,250
    5,000         Integrated Systems*                                    200,312
    5,000         Mcafee Associates*                                     245,000
    4,000         Pure Software Inc.*                                    136,000
    4,000         Segue Software Inc.*                                   119,000
    6,900         System Software Associates Inc.                        117,300
    7,000         Visio Corp.*                                           252,000
    2,500         Workgroup Technology Corp.*                             62,813
                                                                       ---------
                                                                       2,240,775
                                                                       ---------
                  CONGLOMERATES (4.5%)
    1,000         Aeon Credit Service                                   $ 67,377
    2,900         Alco Standard Corp.                                    131,225
    1,100         Azkoyen                                                 76,959
       50         Bien-Haus                                               14,618
    1,300         Blom                                                    26,015
    2,100         Blue Range Resources Corp. Class A*                     15,147
   15,000         Breakwater Resources*                                   26,361
    6,000         Bridgestone Metalpha                                    85,885
    4,540         Business Post PLC                                       30,972
    4,000         CTI Enginneering                                       138,583
    3,500         Cardo AB                                                73,583
    1,000         Carli Gry*                                              32,735
      200         Cewe Color Holdings                                     72,926
      100         Chemische Werke Brockhues                               57,158
   52,000         Chen Hsong ORD                                          27,879
    2,000         Co-Cos Nobuoka Co                                       31,546
    2,000         Content Beheer                                          72,763
    1,500         Corel Corp.*                                            15,378
    2,200         DY 4 Systems Inc.*                                      16,110
       20         Daetwyler Holding                                       35,634
      193         Deceuninck                                              26,798
    4,000         Econosto                                                65,382
    1,400         Enator*                                                 32,176
   14,000         Esaote Biomedica*                                       50,184
    1,400         Esselte AB                                              28,589
    7,200         Frontec AB*                                             88,435
    3,000         Fujix Ltd                                               27,078
    3,000         Gewiss ORD                                              45,011
   15,000         Giovanni Crespi                                         61,646
    1,800         Groupe Zannier                                          40,210
    1,000         H I S Co LTD                                            60,813
   30,000         Haw Par Brothers                                        68,443
    5,000         Hokuetsu Paper                                          42,168
    1,200         Huhtamaki OY                                            40,035
    4,000         IMA                                                     28,181
      216         Infogrames Entertainment*                               42,000
    4,000         Intec Inc.                                              64,915
    3,000         International Forest Production*                        26,362
    2,000         Jeans Mate                                              87,162
    1,875         Lukoil Holdings ADR                                     91,973
      200         Manitou                                                 22,533
    5,950         Mayborn Group Plc ORD                                   26,352
    3,000         Morito Co.                                              34,190
    3,000         Nokian Tyres LTD.                                       43,910
    2,050         OM Gruppen Sek5                                         56,229
      105         Orell Fuessli Graph                                     82,215
   35,000         Pentex-Schweizer Circuits LTD.                          59,019
   30,000         Perseverence Corp.                                      24,793
       60         Phoenix Meccano                                         29,626
   20,000         RCO Holdings                                            74,592
    1,000         Riso Kagaku Corp.                                       80,232
    1,000         Saes Getters Spa                                        27,985
   12,000         Scandia Consult AB                                      88,616
   36,000         Shaw Bros LTD.                                          41,858

2    NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------
                   CONGLOMERATES (Continued)
    4,000          Shoei Foods Corp. $                                 $  27,534
    7,000          Siddons Ramset                                         30,303
      100          Siegfried AG                                           83,094
       30          Sig Schw Sirx                                          70,949
   60,000          Snia BDP                                               67,204
    2,310          Sol Melia SA*                                          48,646
      500          Synthelabo                                             42,249
       60          Tecan*                                                 69,990
    3,000          Toyo Exterior Co LTD                                   70,021
    1,500          Tri Link Resources*                                    18,399
      800          Trio Information System*                               22,184
    4,000          Tsutsumi Jewelry Co.                                  193,287
      300          Va Technologies Ag                                     36,743
   16,000          Varitronix International                               33,383
      750          Vidrala                                                38,023
    1,500          WM Data                                                94,945
    4,000          Yokohama Maruuo                                        29,577
                                                                       ---------
                                                                       3,735,096
                                                                       ---------
                  CONSUMER GOODS & SERVICE (4.0%)
    5,000         Bush Industries                                        170,000
    4,000         Chofu Seisakusho                                        99,561
    4,600         Devry Inc.*                                            207,000
    3,000         Enix Corp.                                              93,817
    6,000         Fuji Denki Reiki                                        76,585
    8,100         Garden Botanika Inc.*                                  178,200
   11,500         Helen of Troy*                                         327,750
   10,000         ITT Educational Services Inc.*                         288,750
    7,500         Mentor Corp. Minnesota                                 191,250
   12,500         Outboard Marine                                        226,563
    1,000         Sangetsu Co.                                            26,714
   14,000         Sola International*                                    402,500
   12,500         TCA Cable TV Inc.                                      378,125
    1,500         Tribune Co.                                            108,937
    5,000         USA Detergents Inc.*                                   199,375
   12,500         Warnaco Group Class A                                  321,875
                                                                       ---------
                                                                       3,297,002
                                                                       ---------
                  CONTAINERS (0.7%)
   13,000         Alltrista Corp.*                                       308,750
    9,800         Libbey Inc.                                            271,950
                                                                       ---------
                                                                         580,700
                                                                       ---------
                 ELECTRICAL EQUIPMENT (0.2%)
    9,550        Holophane Corp.*                                        150,412
                                                                       ---------
                 ELECTRONICS (5.3%)
   20,000        Acma                                                     58,382
    1,800        Allgon AB                                                29,976
      270        Batenburg Beheer                                         34,325
    9,500        Black Box Corp. DE*                                     225,625
    5,150        Chemring Grp Plc Ord                                     30,412
   15,100        Continental Circuits Corp.*                             177,425
      300        Cubic Modulsystem Class B                                26,853
   20,700        Dallas Semiconductor Corp.                              375,187
      700        Eff Eff Fritz Fuss Gmbh & Co.                            32,652
    1,500        Elec. Reunida DE Zaragoza                                40,948
      400        Eriks Holdings                                           36,909
   11,000        Fusion Systems Corp.*                                   272,250
    2,000        Geomatec Co.                                             89,350
    7,350        Glenayre Technologies Inc.*                             367,500
    2,000        Jastec                                                   31,181
    6,000        Jeol*                                                    46,225
    8,600        Kent Electronics*                                       268,750
   17,900        Kewill Systems PLC                                      131,294
    7,890        MMT Comptng PLC ord                                      55,543
    5,000        Macro 4 ORD                                              36,907
    6,200        Maxim Integrated Products Inc.*                         169,337
   45,520        Neotronics Technology ORD*                               33,247
    4,000        Nihon Dempa                                              94,820
   20,700        Nu Horizons Electrs Corp.*                              228,994
   17,200        Pioneer Standard Electronics Inc.                       227,900
      230        Radiall                                                  25,377
    3,000        Ryoyo Electric                                           64,551
   14,600        Sanderson Electronic PLC                                 35,848
    4,500        Securitas AB                                             94,267
    5,400        SCI Systems Inc.*                                       219,375
    5,000        Seiwa Electric Manufacturing Co.                         82,056
   20,700        Servomex ORD                                            134,140
   30,000        TT Group ORD                                            159,907
  292,000        Techtronic                                               40,364
      910        Twentsche Kabel Holdings                                 39,029
    8,000        Uniphase Corporation*                                   284,000
   31,200        Venture Manufacturing                                    57,475
                                                                       ---------
                                                                       4,358,381
                                                                       ---------
                 ELECTRONICS-SEMICONDUCTOR (0.6%)
  2,800          Checkpoint Systems Inc.*                                 96,250
  8,000          Computer Products*                                      137,000
 11,000          Sipex Corporation*                                      235,125
                                                                       ---------
                                                                         468,375
                                                                       ---------
                 ENGINEERING AND CONSTRUCTION (0.3%)
 10,200          Jacobs Engineering Group Inc.*                          269,025
                                                                       ---------
                 ENVIRONMENTAL SERVICES (0.7%)
  4,000          Sanifill Inc.                                           197,000
 12,700          USA Waste Services Inc.                                 376,238
                                                                       ---------
                                                                         573,238
                                                                       ---------
                 FINANCIAL SERVICES (5.7%)
  7,300          Aames Financial Corp                                    261,888
  1,000          Acom Co. LTD                                             39,113
 12,500          Alexander & AlexanderServices Inc.                      246,875
 12,500          American Travelers Corp.*                               287,500
  4,000          Cap Volmac Group                                         78,505
  5,000          Capital RE Corp.                                        183,750


                     NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT     3

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------
               FINANCIAL SERVICES (CONTINUED)
    5,850      Capmac Holdings                                          $166,725
   10,000      City National Corp.                                       157,500
   25,000      D&N Financial Corp.*                                      350,000
   15,000      Dime Bancorp*                                             195,000
    9,000      Enhance Financial Services Group                          252,000
   15,000      Everest Reinsurance Holdings Inc.                         388,125
    8,000      First Financial Caribbean                                 164,000
    8,800      Frontier Insurance Group                                  303,600
   22,500      Hibernia Corp. Class A                                    244,688
    7,000      Ichiyoshi Securities                                       45,249
    8,540      London Forfaiting Co.                                      37,425
    1,500      Medaphis Corp.*                                            59,625
    6,500      PMT Services Inc.*                                        186,062
    1,000      Promise                                                    49,234
      400      Shohkoh Fund                                               83,879
    9,200      Titan Holdings                                            128,800
    6,500      Transaction System Architects `A'*                        435,500
    3,800      United Companies Financial Corp.                          129,200
   17,500      Willis Corroon Group                                      207,812
                                                                       ---------
                                                                       4,682,055
                                                                       ---------
              FOOD & BEVERAGE (0.5%)
  3,000       B-R 31 Ice Cream                                            34,190
  4,000       Bush Boake Allen Inc*                                       87,000
  2,000       Hokkaido Coca-Cola Bottling                                 27,900
    250       Nordstern Lebensmittel                                      41,883
 10,000       Robinson Co.                                                42,511
  6,000       Soken Co. Ltd                                               31,126
  9,000       Tokushima Bank                                              71,471
  5,000       Yokohama Reito                                              66,100
                                                                       ---------
                                                                         402,181
                                                                       ---------
              FOREST PRODUCTS (0.3%)
    641       Emin Leydier                                                56,654
 11,300       Meyer International                                         66,729
 10,000       Munksjo                                                     78,368
 10,000       Nippon Hi-Pack Co.                                          82,329
                                                                       ---------
                                                                         284,080
                                                                       ---------
              FURNISHINGS & APPLIANCES (0.5%)
  7,500       Consolidated Products Co.*                                 121,875
  5,300       Kimball Intl Inc ClB                                       146,413
  7,000       Rival Co.                                                  161,000
                                                                       ---------
                                                                         429,288
                                                                       ---------
              GOLDMINES (0.2%)
 50,000       Black Hawk Mining*                                          21,232
 24,000       Deelkral Gold Mines*                                        22,724
  3,000       Free State Consolidated Gold Mines                          28,231
  2,500       Harmony Gold Mining*                                        23,901
  8,000       Hartebeestfontein Gold Mining Co.                           26,973
  4,000       Hullas Del Coto Cortes                                      74,253
                                                                       ---------
                                                                         197,314
                                                                       ---------
              HEALTHCARE (7.9%)
 10,600       Adac Labs                                                  241,150
  5,000       Aksys Limited*                                              76,250
  6,600       American Oncology Resources Inc.*                          143,550
 10,000       Amerisource Health Corp. Class A*                          332,500
  7,500       Bio-Rad Labs Class A*                                      269,062
  3,000       Biofermin Pharmac.                                          32,275
  4,300       Biopsys Medical Inc.*                                       86,000
  5,500       CYTYC Corp.*                                               142,313
 10,000       Cohr Inc.*                                                 237,500
  5,000       Corvel Corp.*                                              178,750
  5,000       Dura Pharmaceuticals Inc*                                  280,000
  3,000       ESC Medical Systems Limited*                                84,750
    210       Ecco Travail Temporaire                                     16,725
  3,000       Elan Corp. PLC ADR*                                        171,375
    800       Elekta Class B                                              30,382
  7,700       EmCare Holdings*                                           229,075
  2,000       Fesil                                                       22,782
  4,000       Genesis Health Ventures Inc.*                              125,500
  8,100       Gilead Sciences Inc.*                                      204,525
  3,000       Guidant Corporation                                        147,750
 12,300       Heartport Inc.*                                            372,076
 13,400       Incontrol Inc.*                                            157,450
 18,200       Kinetic Concepts Inc                                       282,100
 17,100       La Jolla Pharmaceutical Co.*                                94,050
 12,100       Ligand Pharmaceuticals Inc. Class B*                       201,162
  4,100       Lincare Holdings Inc*                                      160,925
 10,000       Meridian Diagnostics Inc.                                  153,125
  6,600       NCS Healthcare Inc. Class A*                               199,650
 20,000       Nacional De Drogas                                          59,765
  1,100       Neurosearch*                                                42,198
  8,000       Occusystems*                                               299,000
  7,700       Orthodontic Centers of America*                            204,050
  2,000       Parexel Intrntl Corp*                                       96,500
  7,400       Physician Reliance Network Inc.*                           164,650
  2,000       Physician Sales & Service Inc.*                             48,500
  1,700       Recordati                                                   11,644
  4,000       SRL                                                         81,691
  4,100       Thermotrex Corp.*                                          201,925
  5,100       Total Renal Care*                                          215,475
    810       Trex Medical*                                               15,289
  5,000       United Dental Care Corp.*                                  211,250
 12,500       VWR Scientific Products*                                   200,000
                                                                       ---------
                                                                       6,524,689
                                                                       ---------
              HOUSING (2.6%)
 2,400        Alinco                                                      33,698
10,200        Coachmen Industries Inc.                                   357,000
   200        Dyckerhoff & Widmann                                        26,542
71,000        Heiton                                                     113,437
 6,000        Higashi Nihon House                                        105,031
   400        Hollandsche Beton                                           76,630
   300        IHC Caland                                                  14,764
 5,000        Japan Airport Terminal Co.                                  70,659


4       NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                               SMALL COMPANY FUND

        STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------
                 HOUSING (CONTINUED)
   10,000        Matsuo Bridge                                          $ 68,562
   21,130        McCarthy & Stone                                         29,881
    8,000        Nippon Denwa Shisetsu                                    86,067
    8,000        Nissei Build Kogyo                                      104,302
    6,000        Nissei Industries                                        68,380
   11,800        Oakwood Homes Corp.                                     243,375
    1,600        Svedala Industri                                         30,262
    3,000        Tanabe Industries                                        40,481
    6,700        Texas Industries Inc                                    459,788
      200        VBH Ver Baubes Handel                                    52,559
    5,400        Watsco Inc.                                             113,400
    9,850        Wilson (Connolly)                                        24,797
    4,600        Wilson Bowden                                            31,453
                                                                       ---------
                                                                       2,151,068
                                                                       ---------

                 INDUSTRIAL MFG & PROCESSING (0.3%)
    6,500        Waters Inc.*                                            214,500
                                                                       ---------
                 INDUSTRIAL MISC. (3.2%)
    4,000        Allied Products Corp DE                                 113,500
   11,400        Apogee Enterprises                                      390,450
   32,000        ASM Pacific Technology                                   25,218
    9,400        BMC Industries Inc. Minnesota                           270,250
   11,900        Brady WH Co.                                            264,775
   22,000        Carraro SPA                                             115,385
   24,700        Dawson Production Services Inc.*                        284,050
      810        Ecia                                                    111,399
    3,000        Material Sciences*                                       51,750
    9,000        Pentair Inc.                                            270,000
   19,600        Sealright Co. Inc.                                      213,150
    1,485        Semperit AG Holdings                                     66,540
      800        Sylea                                                    88,889
    1,000        Tenryu Saw Mfg. Co.                                      25,255
   13,090        Varlen Corp.                                            274,890
                                                                       ---------
                                                                       2,565,501
                                                                       ---------
                 INSURANCE (0.5%)
  9,000          E.W. Blanch Holdings Co.                                178,875
 22,000          Heath (C.E.) PLC                                         36,239
  9,000          Integon Corp.                                           181,125
 12,190          Lloyds Thomson                                           33,719
                                                                       ---------
                                                                         429,958
                                                                       ---------
                 LEISURE/ENTERTAINMENT (1.9%)
   29,100        Casino Data System*                                     440,137
   13,000        First Capital Corp.                                      32,238
    8,000        HFS Inc.*                                               560,000
   80,650        Kunick                                                   34,466
    6,000        Platinmun Entertainment Inc.*                            93,000
    7,000        Regal Cinemas Inc.*                                     320,250
    7,000        Shingakukai Co. Ltd                                      70,203
  110,000        Yue Yuen Industrial Holdings Co.                         31,264
                                                                       ---------
                                                                       1,581,558
                                                                       ---------
                 LEISURE PRODUCTS (0.4%)
  4,000          Harley-Davidson Inc.                                    164,500
    200          Wayss Und Freytag                                        43,361
  2,000          West Marine Inc.*                                       143,000
                                                                       ---------
                                                                         350,861
                                                                       ---------
                 LODGING (1.4%)
    5,600        Doubletree Corp.*                                       198,800
    2,000        Marcus Corp.                                             50,250
    9,200        Prime Hospitality Cp*                                   151,800
    2,300        Promus Hotel Corporation*                                68,137
    5,400        Renaissance Hotel Group NV*                             116,100
    3,500        Studio Plus Hotels Inc.*                                115,500
    7,500        Sun International Hotels LTD.*                          363,750
    5,700        Wyndham Hotel Corp.*                                    118,988
                                                                       ---------
                                                                       1,183,325
                                                                       ---------
                 MACHINERY & CAPITAL GOODS (3.6%)
   16,760        Abbeycrest PLC                                           35,161
   12,100        Alamo Group Inc.                                        220,825
    6,000        Ashia Diamond Industrial                                 78,226
   43,850        Bardon Group                                             25,635
    6,090        Carclo Engineering Group ORD                             27,445
      400        DMW Corporation                                          28,446
    5,000        Danto Corp.                                              67,468
    3,000        Denkyosha Co.                                            30,087
    3,800        Dionex Corp.*                                           122,550
      100        Duerr Beteiligungs                                       37,974
      410        Fives-Lille (Compagnie DE)                               45,715
   27,500        Futuris Corporation                                      31,602
    2,000        Glory                                                    66,192
   12,750        Graco Inc.                                              258,187
   25,000        Herald Resources                                         32,074
      550        Hoek's Machine                                           39,955
    7,000        IDEX Corp.                                              266,000
    3,400        Kaydon Corp.                                            146,200
    3,000        Koito Industries                                         36,925
    1,500        Konecranes International*                                36,484
    7,500        Lincoln Electric Co. Class A                            226,875
   74,000        Mayflower Corp. ORD                                     121,321
    2,000        Nihon Decoluxe                                           31,911
    3,000        Nikko Co.                                                29,814
    4,000        Nippon Cable System                                      41,210
    3,000        Odawara Engineering                                      45,131
    2,000        Oiles Corp.                                              90,261
      400        Reesink                                                  35,151
    2,000        Ricoh Elemex                                             30,999
    4,000        Sodick*                                                  47,775
    4,000        Toa Medical Electronics                                  98,832
    4,000        Uehara Sei Shoji                                         27,972
      150        Vossloh                                                  52,625
   11,700        Wolverine Tube Co.*                                     409,500
                                                                       ---------
                                                                       2,922,528
                                                                       ---------

      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                     5

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------
                 MANUFACTURING-SHOES & APPAREL (0.5%)
  2,500          Gucci Group NV                                         $161,250
  1,000          Mossimo*                                                 39,875
  7,000          Nautica Enterprises*                                    201,250
                                                                       ---------
                                                                         402,375
                                                                       ---------
                 MATERIALS & PROCESSING (2.1%)
   15,000        CFC International Inc.*                                 243,750
    7,500        Cambrex Corp.                                           383,438
    5,000        Culligan Water*                                         190,000
   15,000        International Specialty Products*                       165,000
    3,500        Mineral Technologies Inc.                               119,875
   30,000        Rexene Inc.                                             296,250
   17,500        Strategic Distribution Inc.*                            137,812
   12,500        Uniroyal Chemical Corp.*                                185,938
                                                                       ---------
                                                                       1,722,063
                                                                       ---------
                 METAL PRODUCT & FABRICATION (0.5%)
   30,000        Croesus Mining                                           21,724
    9,900        Falck Acciaierie Ferriere Lomb                           37,070
    5,000        Miller Industries Inc.*                                 143,125
    6,000        NN Ball & Roller Inc                                    124,500
    3,000        Osaka Steel                                              47,045
                                                                       ---------
                                                                         373,464
                                                                       ---------
                 MISCELLANEOUS (0.5%)
    7,300        America Homestar Corp.*                                 189,800
   14,500        York Group                                              250,125
                                                                       ---------
                                                                         439,925
                                                                       ---------
                 NONFERROUS METALS (0.3%)
    5,400        Alumax, Inc.*                                           164,025
    6,000        Commonwealth Alum Corp.                                  93,750
                                                                       ---------
                                                                         257,775
                                                                       ---------
               OIL & GAS/ENERGY (5.0%)
    1,300      Barrett Resources Corp.*                                   38,675
    9,900      Brown (Tom) Inc.*                                         169,538
   20,600      Cairn Energy USA Inc*                                     296,125
    7,000      Caltex Australia                                           28,099
    6,800      Chieftain International Inc.*                             137,700
   14,300      Dreco Energy Service LTD. Class A*                        393,250
   14,500      Global Industries*                                        431,375
   10,000      Input/Output Inc.*                                        323,750
   11,000      Marine Drilling Cos Inc.*                                 111,375
    4,400      Mosenergo ADR                                             117,480
   33,300      Nabors Industries Inc.*                                   541,125
   21,500      Oceaneering International Inc.*                           325,187
   13,000      Offshore Logistics I*                                     180,375
    7,800      Petroleum Geo Services ADR*                               221,325
   30,000      Ranger Oil Ltd.                                           221,250
    6,600      Smith Internatnl Inc*                                     198,825
    6,300      TPC Corp.*                                                 45,675
   21,700      Texas Meridian Resources Corp.*                           195,300
   15,000      Tuboscope Vetco Intnl. Corp.*                             166,875
                                                                       ---------
                                                                       4,143,304
                                                                       ---------
               OIL & GAS: EQUIPMENT & SERVICES (1.2%)
   17,500      Flores & Rucks Inc.*                                      603,750
   25,700      Pride Petroleum Services Inc.*                            366,225
                                                                       ---------
                                                                         969,975
                                                                       ---------
               OIL & GAS EXPLORATION/PRODUCTION (0.2%)
    1,400      Chesapeke Energy Corporation*                             125,825
                                                                       ---------
               PRODUCER DURABLES (1.8%)
    6,500      Albany International                                      147,062
   15,000      Applied Extrusion TE*                                     191,250
    8,000      Huntco Inc. Class A                                       148,000
   17,500      Powell Industry Inc.*                                     203,437
   17,500      Rohr Inc.*                                                365,313
    7,500      Special Devices Inc.*                                     120,000
   17,500      Titan Wheel                                               280,000
                                                                       ---------
                                                                       1,455,062
                                                                       ---------
               PUBLISHING (0.5%)
  3,700        Central Newspapers Inc.                                   138,750
  1,500        McClatchy Newspaper Class A                                41,438
  3,900        Pulitzer Publishing Co                                      231,075
                                                                       ---------
                                                                         411,263
                                                                       ---------
               REAL ESTATE (0.4%)
  7,000        Cesar Co.                                                  69,565
100,000        Grand Hotel Holdings Class A                               39,403
  9,600        NHP Inc.*                                                 198,000
                                                                       ---------
                                                                         306,968
                                                                       ---------
               RESTAURANTS (0.6%)
  6,000        Rainforest Cafe Inc.*                                     300,000
  7,300        Planet Hollywood
                 International Inc. Class A*                             197,100
                                                                       ---------
                                                                         497,100
                                                                       ---------
               RETAIL STORES (3.8%)
 8,500         Borders Group Inc.*                                       274,125
 4,000         Chiyoda Co.                                                93,726
 6,000         Consolidated Stores Corp.*                                220,500
 8,000         Corporate Express*                                        320,000
 6,500         Cost Plus Inc.*                                           180,375
 2,000         Daiichi Corp.                                              57,986
 1,000         Dennys Japan                                               35,466
40,000         Dickson Concept Int.                                       51,160
 7,800         Dollar Tree Stores*                                       247,650
   230         Fust (Dipling AG)                                          67,074
 6,000         Gadzooks Inc.*                                            193,500
 4,200         Garden Ridge Corp.*                                       212,100
 4,000         Just For Feet Inc.*                                       211,500
 1,500         Kohls Corporation*                                         54,938

6      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------

                 RETAIL STORES (CONTINUED)
    6,000        Matsuyadenki                                           $ 87,526
   22,000        Metrojaya Berhad                                         67,009
    3,150        Monro Muffler Brake Inc.*                                57,881
    8,200        Payless Shoesource*                                     260,350
    5,600        Petsmart Inc.*                                          267,400
   13,000        Schultz Sav O Stores                                    162,500
                                                                       ---------
                                                                       3,122,766
                                                                       ---------
                 RETAILING & DISTRIBUTORS (0.4%)
   10,100        Richfood Holdings Inc                                   328,250
                                                                       ---------
                 TECHNOLOGY (3.4%)
    9,400        Auspex Systems Inc.*                                    141,000
    8,000        Gensym*                                                 176,000
   20,400        I Z Technology*                                         872,100
   10,000        Picturetel Corporation*                                 393,750
   21,900        Planning SCI International ADR*                         492,750
    3,000        Safeguard Scientifics Inc.*                             234,000
    7,500        Thiokol Corp. Del                                       296,250
   15,000        Xircom Inc.*                                            221,250
                                                                       ---------
                                                                       2,827,100
                                                                       ---------
                 TELECOMMUNICATIONS (0.8%)
    2,000        Airphone Co.                                             50,327
   10,500        McLeod Inc.*                                            252,000
    1,600        Premiere Technologies Inc.*                              50,400
   10,000        Saipem                                                   42,076
   33,000        Sistem Televisyen                                        67,450
    4,600        U.S. Long Distance*                                     163,300
                                                                       ---------
                                                                         625,553
                                                                       ---------
                 TELECOMMUNCIATION EQUIPMENT (0.1%)
    2,700        Coherent Communication Systems*                          57,375
                                                                       ---------
                 TEXTILE/APPAREL (1.0%)
    4,000        Aoki International                                       85,703
      420        Bazar DE LHotel DE Ville                                 44,545
    2,000        Charle Co.                                               30,634
    4,000        Designer Holdings*                                      106,500
      390        Devanlay SA                                              46,212
      100        Etienne Aigner                                           53,873
   10,000        Gunze                                                    62,636
   20,520        Hicking Pentecost Plc ORD                               110,971
    4,000        Isamu Paint Co. Ltd                                      29,540
    6,550        Pagnossin                                                36,960
    3,000        Sotoh                                                    34,190
    3,200        St. John Knits Inc.                                     142,800
    4,000        Tokyo Style                                              69,656
                                                                       ---------
                                                                        854,220
                                                                       ---------
                 TRANSPORTATION (0.8%)
      500        Asko-A                                                   22,601
   15,000        Avondale Industry Inc.*                                 270,000
    3,000        FCC Co. LTD                                             111,322

                 TRANSPORTATION (CONTINUED)
  5,000          Isewan Terminal Services                               $ 36,469
    200          Leonische Draht                                          67,670
  4,800          Midwest Express Holding Inc.*                           154,200
  4,000          Tokyo Kisen                                              31,692
                                                                       ---------
                                                                         693,954
                                                                       ---------
                 WHOLESALE & INTERNATIONAL TRADE (1.0%)
 72,000          Alexon Group ORD*                                       163,357
    500          Bioblock Scientific                                      32,051
    250          But SA                                                   17,094
  2,000          Circle K Japan Co                                       103,573
  5,000          Dahl*                                                    71,963
  3,000          Fast Retailing Co.                                      125,545
 32,500          Headlam Group ORD                                       145,455
  4,000          Inaba Denkisangyo                                       100,290
  5,200          Joyfull Co.                                              96,716
                                                                      ----------
                                                                         856,044
                                                                      ----------
                 TOTAL COMMON STOCK                                   76,039,224
                                                                      ----------
                 (cost $69,133,291)

PREFERRED STOCK (0.4%)
                 CHEMICALS & FERTILIZER (0.1%)
    450          Jungheinrich                                             79,824
                                                                       ---------
                 CONGLOMERATE (0.1%)
    600          Gerry Weber AG                                           31,338
    250          WMF (Wuertt Metallw)                                     45,168
                                                                       ---------
                                                                          76,506
                                                                       ---------
                 CONSTRUCTION & HOUSING (0.1%)
    250          Hans Einhell NV                                          36,956
    100          Sto Vorz                                                 49,931
                                                                          86,887
                                                                       ---------
                 FOOD & HOUSEHOLD PRODUCTS (0.1%)
  1,500          Berentzen Group                                          62,085
                                                                       ---------
                 TOTAL PREFERRED STOCK                                   305,302
                                                                       ---------
                 (cost $307,960)

                 RIGHTS (0.1%)
    100          Tessenderlo Chemie Rights                                 3,658
  3,000          Haw Par Brothers Rights                                   1,158
                                                                       ---------
                 TOTAL RIGHTS                                              4,816
                                                                       ---------
                 (cost $5,191)

      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                    7

                               SMALL COMPANY FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)


-----------------------------------------------------------------
PRINCIPAL         SECURITY                               VALUE
-----------------------------------------------------------------
SHORT-TERM DEBT (2.8%)
$ 2,275,000       Marsh & Mclennan Co.
                  5.52%, due 07//01/96                $ 2,275,000
                  (cost $2,275,000)                    ----------

U.S. GOVERNMENT OBLIGATIONS (1.4%)
1,180,000         U.S. Treasury Bills
                  5.05% through 5.11%,
                  due 9/19/96                           1,166,653
                  (cost $1,166,653)                    ----------

REPURCHASE AGREEMENTS (4.2%)
3,244,000         Fifth Third Bank
                  5.20%, 07/01/96, collateralized
                  by $3,194,000 GNMA 8.50%,
                  due 05/15/10 market                   3,244,000
                  value - $3,309,781


249,000   State Street Bank
                  5.10%, 07/01/96, collateralized
                  by $250,000 U.S. Treasury Note
                  6.0%, due 08/31/97, market
                  value - $254,687                        249,000
                                                       ----------

                  TOTAL REPURCHASE AGREEMENTS           3,493,000
                  (cost $3,493,000)                    ----------

                  Total investments                   $83,283,995
                  (cost $76,381,095)                   ==========


8      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                               SMALL COMPANY FUND

         STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED

--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS

Currency                                                        Cost         Value   (Depreciation)  Date
--------                                                        ----         -----   --------------  ----
     Currency sold:
United States Dollars                                           $  11,829    $  11,879    $ (50)   7/2/96
                                                                                ------    -----
Total currency sold:                                                         $  11,879    $ (50)
                                                                                ======    =====
     Currency purchased:
German Marks                                                       22,177    $  22,161    $ (16)   7/2/96
Italian Lira                                                       63,843       63,720     (123)   7/1/96
Japanese Yen                                                      180,649      180,185     (464)   7/1/96
                                                                               -------    -----
Total currency purchased                                                     $ 266,066    $(603)
                                                                               =======    =====
Net Payable for foreign currency contracts purchased and sold                             $(653)
                                                                                          =====


                       SUMMARY OF INVESTMENTS BY CURRENCY

                        % OF  PORTFOLIO                           % OF PORTFOLIO
 United States Dollars            82.4%      Malaysian Ringgit              0.2%
 Japanese Yen                      8.1%      Australian Dollars             0.2%
 British Pounds                    3.0%      Irish Punts                    0.2%
 German Marks                      1.1%      Canadian Dollars               0.2%
 Swedish Krona                     1.1%      Danish Krone                   0.2%
 Italian Lira                      0.8%      Finnish Marks                  0.2%
 French Francs                     0.8%      South African Rand             0.1%
 Netherland Guilders               0.6%      Austrian Schillings            0.1%
 Swiss Francs                      0.6%      Norwegian Krone                0.1%
 Spanish Pesetas                   0.4%      Belegian Francs                0.1%
 Hong Kong Dollars                 0.4%      Mexican Pesos                  0.1%
 Singapore Dollars                 0.4%      New Zealand Dollars            0.1%

-------------------------
*Denotes a non-income producing security.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for Federal income tax purposes: $76,515,667

The  abbreviation in the above statement stands for the following:
     FNMA Federal National Mortgage Association

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                       9

                               SMALL COMPANY FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES            SECURITY                                                 VALUE
--------------------------------------------------------------------------------


COMMON STOCKS (100.9%)
             AUTO & AUTO PARTS (3.7%)
    47,200   Chrysler Corp.                        $2,926,400
    43,500   Ford Motor Company                     1,408,313
                                                   ----------
                                                    4,334,713
                                                   ----------
             BANKS (1.4%)
     5,000   Bank of NY Co., Inc.                     256,250
    28,800   Charter One Financial, Inc.            1,004,400
    10,000   St. Jude Medical                         335,000
                                                   ----------
                                                    1,595,650
                                                   ----------
             BROADCASTING (.4%)
     4,125   Tel Com-Lib Med Gp A                     109,312
    19,800   Tele-Communications Inc., Class A*       358,875
                                                   ----------
                                                      468,187
                                                   ----------
             BUILDING (4.8%)
    98,800   Masco Corp.                            2,988,700
    44,200   Vulcan Materials Co.                   2,624,375
                                                   ----------
                                                    5,613,075
                                                   ----------
             CHEMICALS (10.6%)
    63,600   Georgia Gulf Corp.                     1,860,300
    59,500   IMC Global, Inc.                       2,238,688
     3,500   Millipore Corp                           146,562
    62,100   Morton International, Inc.             2,313,225
    71,600   OM Group, Inc.                         2,810,300
    43,610   Raychem Corp.                          3,134,469
                                                   ----------
                                                   12,503,544
                                                   ----------
             COMPUTER EQUIPMENT (4.6%)
    54,300   International Business Machines        5,375,700
                                                   ----------
             CONGLOMERATES (2.9%)
    88,600   Corning Inc.                           3,400,025
                                                   ----------
             DRUGS (16.4%)
   127,200   Allergan Inc.                          4,992,600
    19,400   American Home Products                 1,166,425
    20,000   Pfizer, Inc.                           1,427,500
    86,200   Schering-Plough Corp.                  5,409,050
   113,800   Warner-Lambert Co.                     6,259,000
                                                   ----------
                                                   19,254,575
                                                   ----------
             ELECTRICAL EQUIPMENT (1.7%)
    51,300   Black & Decker Corp.                   1,981,463
                                                   ----------
             ELECTRONICS (3.0%)
    87,800   AMP, Inc.                              3,522,975
                                                   ----------
             ENTERTAINMENT (2.2%)
    42,177   Disney, Walt Co.                       2,651,879
                                                   ----------
             FINANCIAL (13.5%)
    18,000   Barnett Banks, Inc.                    1,098,000
    49,600   Chubb Corp.                            2,473,800
     7,300   CoreStates Financial Corp.               281,050
   173,200   Horace Mann Educators Corp.            5,499,100
    55,100   Mellon Bank Corp.                      3,140,700
    92,834   U S Bancorp                            3,353,628
                                                   ----------
                                                   15,846,278
                                                   ----------
             FOOD & BEVERAGES (13.6%)
    20,400   Anheuser-Busch Companies, Inc.         1,530,000
   210,000   Morningstar Group                      2,336,250
   147,600   PepsiCo, Inc.                          5,221,350
     6,800   Philip Morris Companies, Inc.            707,200
   108,333   Ralcorp Holdings Inc.*                 2,234,368
    60,400   Ralston-Ralston Purina Group           3,873,150
                                                   ----------
                                                   15,902,318
                                                   ----------
             FOREST PRODUCTS (0.7%)
    24,600   Bowater Inc.                             925,575
                                                   ----------
             FURNITURE/HOME APPLIANCE (1.1%)
    61,500   Singer Co. N.V. The                    1,245,375
                                                   ----------
             HOUSEHOLD PRODUCTS (2.6%)
    55,400   Avon Products, Inc.                    2,499,925
     8,400   Gillette Company (The)                   523,950
                                                   ----------
                                                    3,023,875
                                                   ----------
             MACHINERY (.6%)
    33,800   Johnstown America Industries, Inc.*      109,850
     2,800   PACCAR, Inc.                             137,200
    15,000   Trinity Industries, Inc.                 510,000
                                                   ----------
                                                      757,050
                                                   ----------
             OIL & GAS (6.1%)
    44,400   Texaco, Inc.                           3,724,050
   103,100   Unocal Corp.                           3,479,625
                                                   ----------
                                                    7,203,675
                                                   ----------
             PRINTING & PUBLISHING (4.7%)
    77,200   American Greetings Corp., Class A      2,113,350
     4,600   Gannett Company, Inc.                    325,450
    27,100   Tribune Co.                            1,968,137
     3,400   Washington Post Co. (The), Class B     1,101,600
                                                   ----------
                                                    5,508,537
                                                   ----------
             RETAIL (1.8%)
    84,300   Wal-Mart Stores Inc.                   2,139,112
                                                   ----------
             TELECOMMUNICATIONS (2.2%)
    12,000   Airtouch Communications                  339,000
    87,800   MCI Communications Corp.               2,249,875
                                                   ----------
                                                    2,588,875
                                                   ----------

10                NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT


                           CAPITAL APPRECIATION FUND
              Statement of Investments - June 30, 1996 (Unaudited)
---------------------------------------------------------------------------
         SHARES    SECURITY                             VALUE
---------------------------------------------------------------------------
COMMON STOCKS (100.9%)
                  AUTO & AUTO PARTS (3.7%)
         47,200   Chrysler Corp.                   $    2,926,400
         43,500   Ford Motor Company                    1,408,313
                                                       ----------
                                                        4,334,713
                                                       ----------
                  BANKS (1.4%)
          5,000   Bank of NY Co., Inc.                    256,250
         28,800   Charter One Financial, Inc.           1,004,400
         10,000   St. Jude Medical                        335,000
                                                       ----------
                                                        1,595,650
                                                       ----------
                  BROADCASTING (.4%)
          4,125   Tel Com-Lib Med Gp A                    109,312
         19,800   Tele-Communications Inc., Class A*      358,875
                                                       ----------
                                                          468,187
                                                       ----------
                  BUILDING (4.8%)
         98,800   Masco Corp.                           2,988,700
         44,200   Vulcan Materials Co.                  2,624,375
                                                       ----------
                                                        5,613,075
                                                       ----------
                  CHEMICALS (10.6%)
         63,600   Georgia Gulf Corp.                    1,860,300
         59,500   IMC Global, Inc.                      2,238,688
          3,500   Millipore Corp                          146,562
         62,100   Morton International, Inc.            2,313,225
         71,600   OM Group, Inc.                        2,810,300
         43,610   Raychem Corp.                         3,134,469
                                                       ----------
                                                       12,503,544
                                                       ----------
                  COMPUTER EQUIPMENT (4.6%)
         54,300   International Business Machines       5,375,700
                                                       ----------
                  CONGLOMERATES (2.9%)
         88,600   Corning Inc.                          3,400,025
                                                       ----------
                  DRUGS (16.4%)
        127,200   Allergan Inc.                         4,992,600
         19,400   American Home Products                1,166,425
         20,000   Pfizer, Inc.                          1,427,500
         86,200   Schering-Plough Corp.                 5,409,050
        113,800   Warner-Lambert Co.                    6,259,000
                                                       ----------
                                                       19,254,575
                                                       ----------
                  ELECTRICAL EQUIPMENT (1.7%)
         51,300   Black & Decker Corp.                  1,981,463
                                                       ----------
                  ELECTRONICS (3.0%)
         87,800   AMP, Inc.                             3,522,975
                                                       ----------
                  ENTERTAINMENT (2.2%)
         42,177   Disney, Walt Co.                      2,651,879
                                                       ----------
                  FINANCIAL (13.5%)
         18,000   Barnett Banks, Inc.              $    1,098,000
         49,600   Chubb Corp.                           2,473,800
          7,300   CoreStates Financial Corp               281,050
        173,200   Horace Mann Educators Corp.           5,499,100
         55,100   Mellon Bank Corp.                     3,140,700
         92,834   U S Bancorp                           3,353,628
                                                       ----------
                                                       15,846,278
                                                       ----------
                  FOOD & BEVERAGES (13.6%)
         20,400   Anheuser-Busch Companies, Inc.        1,530,000
        210,000   Morningstar Group                     2,336,250
        147,600   PepsiCo, Inc.                         5,221,350
          6,800   Philip Morris Companies, Inc.           707,200
        108,333   Ralcorp Holdings Inc.*                2,234,368
         60,400   Ralston-Ralston Purina Group          3,873,150
                                                       ----------
                                                       15,902,318
                                                       ----------
                  FOREST PRODUCTS (0.7%)
         24,600   Bowater Inc.                            925,575
                                                        ---------
                  FURNITURE/HOME APPLIANCE (1.1%)
         61,500   Singer Co. N.V.  The                  1,245,375
                                                        ---------
                  HOUSEHOLD PRODUCTS (2.6%)
         55,400   Avon Products, Inc.                   2,499,925
          8,400   Gillette Company (The)                  523,950
                                                        ---------
                                                        3,023,875
                                                        ---------
                  MACHINERY (.6%)
         33,800   Johnstown America Industries, Inc.      109,850
          2,800   PACCAR, Inc.                            137,200
         15,000   Trinity Industries, Inc.                510,000
                                                        ---------
                                                          757,050
                                                        ---------
                  OIL & GAS (6.1%)
         44,400   Texaco, Inc.                          3,724,050
        103,100   Unocal Corp.                          3,479,625
                                                        ---------
                                                        7,203,675
                                                        ---------
                  PRINTING & PUBLISHING (4.7%)
         77,200   American Greetings Corp., Class A     2,113,350
          4,600   Gannett Company, Inc.                   325,450
         27,100   Tribune Co.                           1,968,137
          3,400   Washington Post Co. (The), Class B    1,101,600
                                                        ---------
                                                        5,508,537
                                                        ---------
                  RETAIL (1.8%)
         84,300   Wal-Mart Stores Inc.                  2,139,112
                                                        ---------
                  TELECOMMUNICATIONS (2.2%)
         12,000   Airtouch Communications                 339,000
         87,800   MCI Communications Corp.              2,249,875
                                                        ---------
                                                        2,588,875
                                                        ---------


                          CAPITAL APPRECIATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED



-------------------------------------------------------------
SHARES            SECURITY                             VALUE
-------------------------------------------------------------

               TOYS (2.3%)
    93,435     Mattel, Inc.                    $    2,674,577
                                                   ----------

               TOTAL COMMON STOCKS                118,517,033
               (cost $97,973,914)               =============

-------------------------------------------------------------
PRINCIPAL      SECURITY                             VALUE
-------------------------------------------------------------

CONVERTIBLE BONDS (.5%)
$1,029,000     Consorcio G. Grupo Dina,
               8.00%, 2004                            569,809
               (cost $953,931)                     ----------

               TOTAL INVESTMENTS                 $119,086,842
               cost $98,927,845)                 ============

-----------------------
*Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT    11

                              TOTAL RETURN FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES            SECURITY                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (91.5%)
             AEROSPACE/DEFENSE (1.0%)
   110,000   The Boeing Company                    $ 9,583,750
                                                   -----------
             AUTOMOBILES (3.2%)
   266,400   Magna International                    12,254,400
   402,800   Genuine Parts Co.                      18,409,800
                                                   -----------
                                                    30,664,200
                                                   -----------
             BUSINESS SERVICES (0.7%)
   236,250   (The) Olsten Corp.                      6,939,844
                                                   -----------
             CABLE (1.0%)
   500,000   Comcast Corp. Cl. A                     9,250,000
                                                   -----------
             CHEMICALS (5.3%)
   110,000   Air Products & Chemicals                6,352,500
   400,500   Crompton & Knowles                      6,708,375
   236,200   Dupont (E.I.) DeNemours & Co.          18,689,325
   100,000   Eastman Chemical Co.                    6,087,500
   268,400   Lawter International, Inc.              3,355,000
   296,000   Monsanto Co.                            9,620,000
                                                   -----------
                                                    50,812,700
                                                   -----------
             COMPUTER EQUIPMENT (3.6%)
   100,000   Hewlett-Packard Co.                     9,962,500
   250,000   International Business Machines        24,750,000
                                                   -----------
                                                    34,712,500
                                                   -----------
             CONGLOMERATE (7.4%)
   200,000   EG&G, Inc.                              4,275,000
   311,000   Eastman Kodak Co.                      24,180,250
   305,300   Honeywell, Inc.                        16,638,850
   444,200   Philips Electronics N.V.               14,492,025
   200,000   Rockwell International Corp.           11,450,000
                                                   -----------
                                                    71,036,125
                                                   -----------
             CONSUMER GOODS (1.0%)
   153,900   Premark International, Inc.             2,847,150
   153,900   Tupperware Corp.                        6,502,275
                                                   -----------
                                                     9,349,425
                                                   -----------
             DRUGS (8.1%)
   400,000   Allergan Inc.                          15,700,000
    90,000   Bristol-Meyers                          8,100,000
   400,000   Glaxo Wellcome Plc ADR                 10,700,000
    80,000   Schering-Plough Corp.                   5,020,000
   700,000   Warner-Lambert Co.                     38,500,000
                                                   -----------
                                                    78,020,000
                                                   -----------
             ELECTRONICS (3.8%)
   127,300   AMP, Inc.                               5,107,913
   380,000   Intel Corp.                            27,906,250
   133,800   Richardson Electronic Ltd.              1,271,100

              ELECTRONICS (CONTINUED)
    177,000   Woodhead Industries, Inc.              2,079,750
                                                   -----------
                                                    36,365,013
                                                   -----------
              FINANCIAL (15.3%)
    600,000   Allstate Corp.                        27,375,000
    130,000   Bankers Trust NY                       9,603,750
    607,752   Bear Stearns Company, Inc.            14,358,141
    325,000   Chubb Corp.                           16,209,375
  1,478,100   Equitable Companies                   36,767,737
     61,500   Mellon Bank Corp.                      3,505,500
    350,000   Merrill Lynch & Co., Inc.             22,793,750
    140,000   Morgan J.P. & Co., Inc.               11,847,500
    100,000   Morgan Stanley Group Inc.              4,912,500
                                                   -----------
                                                   147,373,253
                                                   -----------
              FOOD & BEVERAGES (6.7%)
  2,000,000   Grand Metropolitan Plc                13,269,400
    176,700   Grand Metropolitan ADR                 4,726,725
    283,500   Heinz (H.J.) Co.                       8,611,312
    100,100   International Flavor                   4,767,263
    303,000   Ralston-Ralston Purina                19,429,875
    335,000   Seagram Co. Ltd.                      11,264,375
     54,100   Universal Foods Corp.                  1,994,937
                                                   -----------
                                                    64,063,887
                                                   -----------
              FOOD - GRAIN & AGRICULTURE (1.7%)
    849,509   Archer-Daniels Midland Co.            16,246,860
                                                   -----------
              HEALTHCARE SERVICES (2.5%)
    455,600   Columbia/HCA Health                   24,317,650
                                                   -----------
              MACHINERY & CAPITAL GOODS (1.5%)
    155,000   Cooper Industries, Inc.                6,432,500
     60,000   Emerson Electric Co.                   5,422,500
     50,000   Nordson Corporation                    2,825,000
                                                   -----------
                                                    14,680,000
                                                   -----------
              OIL & GAS (11.9%)
    180,000   Amoco Corporation                     13,027,500
    130,000   Exxon Corporation                     11,293,750
    308,900   Mobil Corp.                           34,635,412
    110,000   Royal Dutch Petroleum Co.             16,912,500
    225,000   Texaco, Inc.                          18,871,875
    400,000   The Williams Companies, Inc.          19,800,000
                                                   -----------
                                                   114,541,037
                                                   -----------
              PAPER & FOREST PRODUCTS (0.1%)
     62,400   Glatfelter (P.H.) Company              1,146,600
                                                   -----------
              POLLUTION CONTROL (1.2%)
    350,000   WMX Technologies, Inc.                11,462,500
                                                   -----------


12                 NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                              TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED

--------------------------------------------------------------------------------
SHARES            SECURITY                             VALUE
--------------------------------------------------------------------------------

              PRINTING & PUBLISHING (1.9%)
    153,200   Dun & Bradstreet Corp.                  $  9,575,000
    217,600   Reader's Digest Assoc., Inc., ClassB       8,568,000
                                                      ------------
                                                        18,143,000
                                                      ------------
              RETAIL (0.5%)
    149,000   Supervalu Inc.                             4,693,500
                                                      ------------
              TELECOMMUNICATIONS (11.7%)
    440,800   360 Communications Co.*                   10,579,200
    614,300   AT&T Co.                                  38,086,600
    840,000   MCI Communications Corp.                  21,525,000
  1,004,300   Sprint Corporation                        42,180,600
                                                      ------------
                                                       112,371,400
                                                      ------------
              TRANSPORTATION (1.4%)
    193,000   Union Pacific Corp.                       13,485,875
                                                      ------------
              TOTAL COMMON STOCKS                      879,259,119
              (cost $668,741,918)                     ------------

U.S. GOVERNMENT AGENCY (7.0%)
21,680,000        Federal Home Loan Mortage Corp.,
                  Discount Notes, 5.31% through
                  5.14%, due 7/08/96 through
                  10/22/96                              21,467,764

46,760,000        Federal National Mortgage
                  Association, Discount Notes,
                  5.23% through 4.90%,
                  due 7/12/96 through 11/27/96          46,106,285
                                                      ------------
                  TOTAL U.S. GOVERNMENT AGENCY          67,574,049
                  (cost $67,574,049)                  ------------

U.S. TREASURY BILLS (1.5%)
14,675,000        5.31% through 4.85%,
                  due 11/14/96 through 3/06/97
                  (cost $14,253,850)                    14,253,850
                                                       -----------

REPURCHASE AGREEMENT (0.1%)
         786,315  MBS Tri Party Repo
                  5.23%, due 07/01/96,
                  Collateralized by $905,000 GNMA
                  M008663AR 7.0%, market value-
                  $805,014                                 786,315
                  (cost $786,315)                      -----------

                  Total investments                   $961,873,333
                  (cost $751,356,132)                 ============

---------------------------------
*Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                     13

                              GOVERNMENT BOND FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                 SECURITY                                      VALUE
--------------------------------------------------------------------------------------------------------

 MORTGAGE BACKED SECURITIES (35.7%)

                             FEDERAL HOME LOAN MORTGAGE CORP., REMIC,
     $  13,000,000                          Series 1344-D, 6.00%, due 08/15/07             $ 11,824,657
        20,000,000                          Series 1415-N, 6.75%, due 11/15/07               19,338,780
         9,454,271                          Series 31-E, 7.55%, due 05/15/20                  9,288,528
        10,000,000                          Series 94-E, 8.95%, due 11/15/20                 10,177,590
        10,000,000                          Series 1102-H, 8.875%, due 06/15/21              10,594,990
        19,845,318                          Series 1143-Z, 7.50%, due 10/15/21               18,833,981
         3,377,327                          Series 190-D, 9.20%, due 10/15/21                 3,519,476

                             FEDERAL NATIONAL MORTGAGE ASSOCIATION DEBENTURES, REMIC,
         5,526,837                          Series 68-E, 8.35%, due 10/25/03                  5,570,714
         8,815,922                          Series 94-100-M, 5.50%, due 09/25/09              8,576,120
         5,000,000                          Series 34-E, 9.85%, due 08/25/14                  5,189,245
         2,240,569                          Series 88-25-B, 9.25%, due 10/25/18               2,328,934
        14,000,000                          Series 16-D, 9.00%, due 03/25/20                 14,631,106
         6,873,758                          Series 67-Z, 9.00%, due 06/25/20                  7,200,186
         4,099,975                          Series 73-A, 8.00%, due 07/25/21                  4,179,593
         8,479,227                          Series 81-Z, 8.50%, due 04/25/22                  8,792,866
        17,000,000                          Series 203-PJ, 6.50%, due 10/25/23               16,295,843
                                                                                            -----------
                                         Total mortgage backed securities                   156,342,609
                                         (cost $154,924,798)                                -----------

U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (61.4%)

                             FEDERAL HOME LOAN BANKS BOND,
        12,000,000                         6.36%, due 3/21/01                                11,850,744
                             FEDERAL HOME LOAN MORTGAGE CORPORATION,
        38,000,000                         6.81%, due 03/11/04                               37,025,566
        26,000,000                         7.445%, due 04/14/04                              25,964,536
        10,000,000                         7.54%, due 05/03/04                               10,065,790
         8,710,000                         7.97%, due 07/07/04                                8,834,797
                             FEDERAL NATIONAL MORTGAGE ASSOCIATION,
        22,000,000                         8.25%, due 10/12/04                               22,566,588
        21,000,000                         7.26%, due 10/05/05                               20,297,949
        12,310,000                         7.58%, due 04/26/06                               12,174,208

14      NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                              GOVERNMENT BOND FUND

              STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
PRINCIPAL                              SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (CONTINUED)

                                         PRIVATE EXPORT FUNDING CORPORATION,
         $ 32,000,000                     6.86%, due 04/30/04                                $ 31,912,736
                                         RESOLUTION FUNDING CORPORATION, STRIPS,
           54,000,000                     0.00%, due 04/15/06                                  27,569,106
           25,000,000                     0.00%, due 04/15/08                                  11,011,975
           58,000,000                     0.00%, due 07/15/13                                  17,094,862
           40,000,000                     0.00%, due 07/15/20                                   7,065,960
                                         U.S. TREASURY NOTE,
           25,000,000                     6.875%, due 08/31/99                                 25,359,375
                                                                                              -----------
                                         TOTAL U.S. GOVERNMENT AND AGENCY
                                         LONG-TERM OBLIGATIONS                                268,794,192
                                         (cost $269,779,582)                                  -----------

REPURCHASE AGREEMENT (1.9%)

            8,162,000                    UBS Securities
                                         5.25%, due 07/01/96, Collateralized by
                                         $7,682,000 U.S. Treasury Note, 7.875%, due 11/15/04,
                                         market value $8,325,368                                8,162,000
                                         (cost $8,162,000)                                    -----------

                                         TOTAL INVESTMENTS                                   $433,298,801
                                         (cost $432,866,380)                                 ============

--------------------------------
Cost also represent cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.



               NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT          15

                              MONEY MARKET FUND
            STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
 PRINCIPAL SECURITY                    VALUE
--------------------------------------------------------------------------------

CANADIAN GOVERNMENT OBLIGATIONS (6.3%)
              British Columbia, Province of
$  2,786,000   4.90%, due 07/03/96    $ 2,785,242
   4,000,000   5.05%, due 07/10/96      3,994,950
   4,500,000   5.37%, due 08/08/96      4,474,492
   1,000,000   5.40%, due 08/09/96        994,150
   6,000,000   5.22%, due 09/30/96      5,920,830
   1,495,000   5.45%, due 10/29/96      1,467,841

               Canadian Wheat Board
   4,418,000   4.85%, due 07/12/96      4,411,453
   3,600,000   5.38%, due 07/26/96      3,586,550
   8,000,000   5.33%, due 08/01/96      7,963,282
     450,000   5.37%, due 08/09/96        447,382
   1,000,000   5.33%, due 08/09/96        994,226
   5,000,000   4.82%, due 08/12/96      4,971,883
   2,300,000   4.39%, due 09/25/96      2,270,385

               Export Development
   8,378,000   5.50%, due 07/02/96      8,376,720
   5,857,000   5.37%, due 07/22/96      5,838,653
                                      -----------
               TOTAL CANADIAN GOVERNMENT
               OBLIGATIONS             58,498,039
               (cost $58,498,039)     -----------


COMMERCIAL PAPER (95.7%)
               AGRICULTURE/FINANCE (3.0%)
               Deere, (John) Capital
   5,000,000   5.32%, due 07/16/96      4,988,917
   7,595,000   5.27%, due 07/18/96      7,576,099
   8,000,000   5.28%, due 07/26/96      7,970,667
   7,608,000   5.39%, due 08/27/96      7,543,072
                                      -----------
                                       28,078,755
                                      -----------
               AUTO/FINANCE (3.0%)
               Ford Motor Credit Co.
   5,000,000   5.30%, due 07/09/96      4,994,111
   1,000,000   5.37%, due 07/26/96        996,271
   5,000,000   5.29%, due 07/26/96      4,981,632
   2,000,000   5.36%, due 07/29/96      1,991,662
   5,000,000   5.28%, due 07/29/96      4,979,467
   3,000,000   5.37%, due 07/31/96      2,986,575
   3,000,000   5.38%, due 08/08/96      2,982,963
   4,000,000   5.42%, due 10/08/96      3,940,380
                                      -----------
                                       27,853,061
                                      -----------
               BANKS(6.1%)
               Corestates Capital
  14,746,000   5.28%, due 07/02/96     14,743,837

               MORGAN (J.P.) & CO.
   5,880,000   5.30%, due 09/03/96      5,824,597

               National City Credit
   5,000,000   5.22%, due 07/11/96      4,992,750
   8,000,000   5.39%, due 08/01/96      7,962,869
  15,000,000   5.38%, due 09/10/96     14,840,842

               Norwest Corp.
   3,000,000   5.30%, due 07/19/96      2,992,050
   5,000,000   5.31%, due 07/19/96      4,986,725
                                      -----------
                                       56,343,670
                                      -----------
               BROKER-DEALERS (13.3%)
               Bear Stearns Company
   5,000,000   5.33%, due 07/19/96      4,986,675
   8,000,000   5.30%, due 07/30/96      7,965,845
   3,000,000   5.30%, due 09/17/96      2,965,550
   4,000,000   5.41%, due 09/18/96      3,952,512

               Dean Witter Discover
   7,000,000   5.28%, due 07/10/96      6,990,760
   5,000,000   5.37%, due 07/26/96      4,981,354
   8,000,000   5.30%, due 08/06/96      7,957,600

               Merrill Lynch & Co.
  12,000,000   5.33%, due 07/08/96     11,987,563
   3,000,000   5.38%, due 07/08/96      2,996,862
     307,000   5.42%, due 07/17/96        306,260
   5,000,000   5.28%, due 07/24/96      4,983,133
   2,055,000   5.37%, due 08/07/96      2,043,658
   5,000,000   5.33%, due 08/09/96      4,971,129

               Morgan Stanley Group
   8,000,000   5.30%, due 07/17/96      7,981,156
   5,000,000   5.35%, due 07/24/96      4,982,910
   7,000,000   5.29%, due 07/24/96      6,976,342
   7,000,000   5.37%, due 07/31/96      6,968,675
   1,600,000   5.48%, due 09/30/96      1,577,836

               Smith Barney Inc.
   5,000,000   5.37%, due 07/23/96      4,983,592
   8,000,000   5.29%, due 07/25/96      7,971,787
   8,000,000   5.37%, due 08/05/96      7,958,233
   7,000,000   5.38%, due 08/07/96      6,961,294
                                      -----------
                                      123,450,726
                                      -----------
               CAPTIVE BORROW CONDUIT (1.5%)
               Prudential Funding
   5,492,000   5.34%, due 07/18/96      5,478,151
   8,000,000   5.38%, due 07/23/96      7,973,698
                                      -----------
                                       13,451,849
                                      -----------

16     NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                              MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED


--------------------------------------------------------------------------------
 PRINCIPAL    SECURITY                             VALUE
--------------------------------------------------------------------------------

              CHEMICALS (8.3%)
              Great Lakes Chemical
$ 1,189,000   5.28%, due 07/01/96              $ 1,189,000
  8,000,000   5.27%, due 07/03/96                7,997,658
  1,579,000   5.35%, due 07/08/96                1,577,357
  4,000,000   5.31%, due 07/12/96                3,993,510
  5,000,000   5.35%, due 07/19/96                4,986,625
  7,000,000   5.34%, due 07/25/96                6,975,080

              Monsanto Co.
 10,600,000   5.31%, due 07/09/96               10,587,492
  8,000,000   5.275%, due 07/18/96               7,980,072
  4,000,000   5.35%, due 07/23/96                3,986,922
    850,000   5.27%, due 08/12/96                  844,774
  3,800,000   5.35%, due 08/26/96                3,768,376

              PPG Industries
  2,850,000   5.32%, due 07/11/96                2,845,788
  1,882,000   5.30%, due 07/11/96                1,879,229
 12,505,000   5.29%, due 07/15/96               12,479,274
  2,500,000   5.35%, due 07/17/96                2,494,056
  3,800,000   5.33%, due 07/22/96                3,788,185
                                               -----------
                                                77,373,398
                                               -----------
              CONSUMER PRODUCTS (.5%)
              Clorox Co.
  4,668,000   5.41%, due 09/25/96                4,607,671
                                               -----------
              CONSUMER SALES FINANCE (10.4%)
              Amer Exp Credit Corp
  4,000,000   5.29%, due 07/02/96                3,999,412
  5,866,000   5.32%, due 07/17/96                5,852,130
 15,262,000   5.34%, due 07/29/96               15,198,612

              Assoc. Corp. of N.A.
  5,553,000   5.36%, due 07/29/96                5,529,850

              Avco Financial Serv.
  8,000,000   5.28%, due 07/01/96                8,000,000
  3,434,000   5.29%, due 07/23/96                3,422,899
  3,000,000   5.36%, due 08/01/96                2,986,153
  5,000,000   5.39%, due 08/07/96                4,972,301
 10,000,000   5.37%, due 08/20/96                9,925,417

              Beneficial Corp.
  3,000,000   5.27%, due 07/08/96                2,996,926
  5,000,000   5.37%, due 07/31/96                4,977,625

              Commercial Credit Co.
  9,380,000   5.29%, due 07/26/96                9,345,542

              Norwest Financial
  9,000,000   5.30%, due 07/15/96                8,981,450
  5,000,000   5.32%, due 07/17/96                4,988,178
  3,000,000   5.29%, due 07/17/96                2,992,947
  2,000,000   5.37%, due 07/31/96                1,991,050
                                               -----------
                                                96,160,492
                                               -----------
              CORPORATE CREDIT UNIONS (1.7%)
              U.S. Central Credit
  8,000,000   5.40%  due 09/16/96                7,907,600
  5,000,000   5.39%, due 09/16/96                4,942,357
  3,445,000   5.39%, due 09/16/96                3,405,284
                                               -----------
                                                16,255,241
                                               -----------
              DIVERSIFIED FINANCE (3.1%)
              GE Capital Corp.
  5,000,000   5.23%, due 08/22/96                4,962,228
  4,000,000   5.27%, due 10/22/96                3,933,832
  3,000,000   5.30%, due 10/25/96                2,948,767

              Transamerica Finance
  2,240,000   5.27%, due 07/09/96                2,237,377
  1,000,000   5.40%, due 07/11/96                  998,500
  6,000,000   5.31%, due 08/21/96                5,954,865
  8,000,000   5.40%, due 08/26/96                7,932,800
                                               -----------
                                                28,968,369
                                               -----------
              DRUGS & COSMETICS (.2%)
              Abbott Laboratories
  2,000,000   5.34%, due 08/12/96                1,987,540
                                               -----------
              ELECTRICAL EQUIPMENT (1.6%)
              Johnson Controls Inc.
  3,925,000   5.36%, due 07/12/96                3,918,572
  4,273,000   5.36%, due 07/15/96                4,264,093
  7,000,000   5.38%, due 07/30/96                6,969,663
                                               -----------
                                                15,152,328
                                               -----------
              ENTERTAINMENT (1.1%)
              Walt Disney Company
 10,000,000   5.30%, due 09/04/96                9,904,305
                                               -----------
              FINANCE (1.6%)
              Nestle Capital Corp.
 10,000,000   5.07%, due 07/12/96                9,984,508
  5,000,000   5.01%, due 07/22/96                4,985,387
                                               -----------
                                                14,969,895
                                               -----------
              FINANCIAL SERVICES /
              UTILITIES (3.0%)
              Nat. Rural Utilities
  5,147,000   5.28%, due 07/10/96                5,140,206
  6,000,000   5.30%, due 07/16/96                5,986,750
  7,530,000   5.35%, due 08/08/96                7,487,476



         NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT    17

                              MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED

--------------------------------------------------------------------------------
 PRINCIPAL       SECURITY                         VALUE
--------------------------------------------------------------------------------

              NAT. RURAL UTILITIES (CONTINUED)
$   868,000   5.27%, due 08/09/96             $   863,045
  1,962,000   5.28%, due 08/09/96               1,950,777
  2,130,000   5.35%, due 08/12/96               2,116,705
  4,000,000   5.36%, due 08/13/96               3,974,391
                                              -----------
                                               27,519,350
                                              -----------
              FOOD & BEVERAGE (7.6%)
              Blue Diamond Growers
  1,650,000   5.35%, due 07/25/96               1,644,115
  1,350,000   5.40%, due 08/06/96               1,342,710

              CPC International
 15,000,000   5.30%, due 07/10/96              14,980,125
 12,000,000   5.30%, due 07/11/96              11,982,333

              Campbell Soup Co.
  8,000,000   5.00%, due 10/04/96               7,894,444

              Heinz "HJ" Company
  1,000,000   5.37%, due 07/30/96                 995,674
  7,000,000   5.40%, due 07/30/96               6,969,550
 20,000,000   5.34%, due 08/02/96              19,905,067

              Sysco Corp.
  5,000,000   5.32%, due 07/02/96               4,999,262
                                              -----------
                                               70,713,280
                                              -----------
              HEAVY EQUIPMENT/FINANCE (.6%)
              Caterpillar Fin. Ser
  5,616,000   5.28%, due 07/16/96               5,603,645
                                              -----------
              HOSPITAL SUPPLIES (1.6%)
              Becton Dickinson
 10,000,000   5.36%, due 10/03/96               9,860,044
  5,000,000   5.45%, due 10/03/96               4,928,847
                                              -----------
                                               14,788,891
                                              -----------
              INSURANCE (4.9 %)
              AIG Funding, Inc.
 20,000,000   5.32%, due 08/12/96              19,875,867

              Marsh & McLennan Co.
  5,000,000   5.32%, due 07/11/96               4,992,611

              Old Republic Capital
  4,000,000   5.06%, due 07/09/96               3,995,502
  1,000,000   5.25%, due 07/09/96                 998,833
  1,500,000   5.35%, due 07/09/96               1,498,217
  7,000,000   5.30%, due 08/06/96               6,962,900
  1,000,000   5.30%, due 08/06/96                 994,700
  6,000,000   5.32%, due 09/05/96               5,941,480
                                              -----------
                                               45,260,110
                                              -----------
              LEASE FINANCING (4.8%)
              Fleet Funding, Inc.
  3,000,000   5.28%, due 07/08/96               2,996,920
  5,000,000   5.28%, due 07/10/96               4,993,400
  8,000,000   5.28%, due 07/12/96               7,987,093
  2,000,000   5.28%, due 07/12/96               1,996,773

              PHH Corp.
  6,000,000   5.35%, due 07/18/96               5,984,842
  7,000,000   5.34%, due 07/22/96               6,978,195
  3,500,000   5.31%, due 07/23/96               3,488,643
  7,913,000   5.33%, due 07/25/96               7,884,883
  2,000,000   5.36%, due 07/30/96               1,991,364
                                              -----------
                                                44,302,113
                                              -----------
              MISC. MANUFACTURING (2.0%)
              Illinois Tool Works
  3,000,000   5.40%, due 09/10/96               2,968,050
  3,000,000   5.42%, due 09/17/96               2,964,770
  8,000,000   5.38%, due 09/17/96               7,906,747
  5,000,000   5.42%, due 09/30/96               4,931,497
                                              -----------
                                               18,771,064
                                              -----------

              OFFICE EQUIPMENT & SUPPLIES (1.2%)
              Pitney Bowes Credit
  1,645,000   5.29%, due 07/12/96               1,642,341
  9,850,000   5.37%, due 08/19/96               9,778,005
                                              -----------
                                               11,420,346
                                              -----------
              OIL & GAS (2.7%)
              Koch Industries
 25,000,000   5.55%, due 07/01/96              25,000,000
                                              -----------

              OIL & GAS: EQUIP. & SERVICES (2.9%)
              Chevron Transport
 10,000,000   5.29%, due 07/08/96               9,989,714
 10,000,000   5.32%, due 07/15/96               9,979,311
  4,000,000   5.36%, due 07/24/96               3,986,302
  3,000,000   5.35%, due 07/30/96               2,987,071
                                              -----------
                                               26,942,398
                                              -----------
              PACKAGING/CONTAINERS (1.0%)
              Bemis Co., Inc.
  3,915,000   5.32%, due 07/03/96               3,913,843
  5,270,000   5.31%, due 07/11/96               5,262,227
                                              -----------
                                                9,176,070
                                              -----------

              PAPER & FOREST PRODUCTS (1.5%)
              Sonoco Products Co.
  5,000,000   5.30%, due 07/01/96               5,000,000
  9,115,000   5.29%, due 07/09/96               9,104,285
                                              -----------
                                               14,104,285
                                              -----------


18        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                              MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1996 (UNAUDITED) CONTINUED

--------------------------------------------------------------------------------
 PRINCIPAL         SECURITY                      VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS /
               HEALTHCARE (1.7%)
               Schering Corp.
$  3,200,000   5.38%, due 08/27/96            $  3,172,741
   3,450,000   5.38%, due 08/28/96               3,420,096
  10,000,000   5.40%, due 10/16/96               9,839,500
                                               -----------
                                                16,432,337
                                               -----------
               PRINTING & PUBLISHING (.9%)
               McGraw-Hill Inc.
   8,000,000   5.40%, due 09/26/96               7,895,600
                                               -----------

               RAILROADS (2.9%)
               Norfolk & Southern
  10,000,000   5.34%, due 07/08/96               9,989,617
   7,500,000   5.30%, due 07/19/96               7,480,125
   4,000,000   5.26%, due 08/05/96               3,979,544
   5,000,000   5.37%, due 09/20/96               4,939,587
                                               -----------
                                                26,388,873
                                               -----------
               TELECOMMUNICATIONS (.4%)
               AT&T Capital Corp.
   3,645,000   5.30%, due 07/16/96               3,636,951
                                               -----------
               UTILITIES (.6%)
               Florida Power Corp.
   2,000,000   5.37%, due 07/17/96               1,995,227
   3,283,000   5.37%, due 07/17/96               3,275,165
                                               -----------
                                                 5,270,392
                                               -----------

               Total commercial paper          887,783,005
               (cost $887,783,005)             -----------

U.S. GOVERNMENT OBLIGATIONS (1.7%)
               U.S. Treasury Bills
  10,000,000   5.00%, due 08/22/96               9,927,778
   6,000,000   5.26%, due 04/03/97               5,758,040
                                               -----------

               TOTAL U.S. GOVERNMENT
               OBLIGATIONS                      15,685,818
               (cost $15,685,818)              -----------

               TOTAL INVESTMENTS              $961,966,862
               (cost $961,966,862)            ============

-----------------------------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.


NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT   19

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                           JUNE 30, 1996
                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 CAPITAL
                                                                              SMALL COMPANY    APPRECIATION      TOTAL RETURN
                                                                                   FUND            FUND           FUND
                                                                              -------------    ------------      -------------
ASSETS
Investments in securities, at value
   (cost $76,381,095, $98,927,845, and                                        $ 83,283,995     $ 119,086,842     $ 961,873,333
    $751,356,132, respectively)
Cash                                                                                    -                 -              2,436
Accrued interest and dividends receivable                                          166,325           197,308         1,650,818
Receivable for investment securities sold                                        7,777,058         3,934,418         6,241,059
Receivable for fund shares sold                                                  2,110,701                -            587,707
Deferred organization expenses                                                       7,929                -                  -
                                                                              -------------    ------------      -------------
       Total assets                                                             93,346,008       123,218,568       970,355,353
                                                                              -------------    ------------      -------------

LIABILITIES
Payable for investment securities purchased                                     10,659,349          484,740          8,462,347
Payable for fund shares redeemed                                                   199,045        5,223,220                 -
Net payable for foreign currency contracts purchased                                   653               -                  -
Accrued management fees                                                             70,908           51,009            390,513
Other accrued expenses                                                              23,014              517                 34
                                                                              -------------    ------------      -------------
       Total liabilities                                                        10,952,969        5,759,486          8,852,894
                                                                              -------------    ------------      -------------

NET ASSETS                                                                    $ 82,393,039     $ 117,459,082     $ 961,502,459
                                                                              =============    =============     =============
REPRESENTED BY:
   Capital                                                                      74,283,427        94,049,723       731,931,562
   Net unrealized appreciation on investments and trans-
         lation of assets and liabilities in foreign currencies                  6,902,247        20,158,997       210,517,201
   Undistributed net realized gain from investments and
         foreign currency transactions                                           1,120,626         3,215,405        18,551,861
   Undistributed net investment income                                              86,739            34,957           501,835
                                                                              -------------    -------------     -------------
NET ASSETS                                                                    $ 82,393,039     $ 117,459,082     $ 961,502,459
                                                                              =============    =============     =============
Shares outstanding, no par value (unlimited number of
   shares authorized)                                                            6,149,471         7,967,050        77,511,007
                                                                              =============    =============     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $      13.40     $       14.74     $       12.40
                                                                              =============    =============     =============



See accompanying notes to financial statements.


20  NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT



                                           NATIONWIDE SEPARATE ACCOUNT TRUST

                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                     JUNE 30, 1996
                                                      (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                          GOVERNMENT BOND       MONEY MARKET
                                                                                               FUND                 FUND
                                                                                          ---------------      -----------
ASSETS
Investments in securities, at value
   (cost $432,866,380 and $961,966,862,                                                  $   433,298,801     $ 961,966,862
    respectively)
Cash                                                                                                 513                 -
Accrued interest and dividends receivable                                                      4,753,106                 -
Receivable for investment securities sold                                                      8,308,894        13,875,000
                                                                                          ---------------      -----------
       Total assets                                                                          446,361,314       975,841,862
                                                                                          ---------------      -----------

LIABILITIES
Payable for investment securities purchased                                                    8,162,000        47,800,479
Payable for fund shares redeemed                                                                  77,048           136,695
Accrued management fees                                                                          175,552           346,070
Other accrued expenses                                                                            10,685             6,143
                                                                                          ---------------      -----------
       Total liabilities                                                                       8,425,285        48,289,387
                                                                                          ---------------      -----------

NET ASSETS                                                                               $   437,936,029     $ 927,552,475
                                                                                          ==============       ===========
REPRESENTED BY:
   Capital                                                                               $   442,594,612     $ 927,561,636
   Net unrealized appreciation on investments                                                    432,421                 -
   Undistributed net realized loss from investments                                           (5,131,610)           (6,910)
   Undistributed (distribution in excess of) net investment income                                40,606            (2,251)
                                                                                          ---------------      -----------
NET ASSETS                                                                               $   437,936,029     $ 927,552,475
                                                                                          ===============      ===========
Shares outstanding, no par value (unlimited number of                                          40,454,591      927,561,522
   shares authorized)
                                                                                          ===============      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $          10.83    $        1.00
                                                                                          ===============      ===========



See accompanying notes to financial statements.

NATIONWIDE SEPERATE ACCOUNT TRUST SEMI-ANNUAL REPORT                21



                                         NATIONWIDE SEPARATE ACCOUNT TRUST
                                              STATEMENTS OF OPERATIONS
                                           SIX MONTHS ENDED JUNE 30, 1996
                                                     (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------

                                                                                           CAPITAL
                                                                         SMALL COMPANY   APPRECIATION  TOTAL RETURN
                                                                              FUND           FUND          FUND
                                                                              ----           ----          ----
INVESTMENT INCOME:
     Interest                                                              $ 236,308   $   251,155   $  2,713,169
     Dividends                                                               276,983     1,034,132      9,159,305
     Less foreign tax withheld                                               (17,462)         --          (59,597)
                                                                           ---------   -----------   ------------
          Total investment  income                                           495,829     1,285,287     11,812,877
                                                                           ---------   -----------   ------------
EXPENSES:
     Investment management fees                                              246,437       283,039      2,225,091
     Custodian fees                                                           34,403         7,869         11,473
     Professional services                                                       322         2,259         17,253
     Other                                                                    15,387         5,484         12,537
                                                                           ---------   -----------   ------------
          Total expenses                                                     296,549       298,651      2,266,354
                                                                           ---------   -----------   ------------
NET INVESTMENT INCOME                                                        199,280       986,636      9,546,523
                                                                           ---------   -----------   ------------
Net  realized and unrealized gain on investments and foreign currency:

Net realized gain on investments and foreign
     currency transactions                                                 1,223,678     3,216,734     18,779,196
Net change in unrealized appreciation on investments
    and translation of assets and liabilities in foreign
    currencies                                                             5,393,063     5,130,499     44,061,640
                                                                           ---------     ---------     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY                                                           6,616,741     8,347,233     62,840,836
                                                                           ---------     ---------     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 6,816,021  $  9,333,869   $ 72,387,359
                                                                           =========     =========     ==========


See accompanying notes to financial statements.

22 NATIONWIDE SEPERATE ACCOUNT TRUST SEMI-ANNUAL REPORT




                        NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1996
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------
                                                          GOVERNMENT BOND       MONEY
                                                                FUND          MARKET FUND
                                                            ----------        ----------
INVESTMENT INCOME:
     Interest                                             $  14,843,271     $ 21,764,058
                                                            -----------       ----------
EXPENSES:
     Investment management fees                               1,098,311        1,978,067
     Custodian fees                                               8,205           20,090
     Professional services                                       10,692           21,484
     Other                                                        5,653           11,093
                                                            -----------       ----------
          Total expenses                                      1,122,861        2,030,734
                                                            -----------       ----------

NET INVESTMENT INCOME                                        13,720,410       19,733,324
                                                            -----------       ----------

Net  realized and unrealized gain (loss) on investments:

Net realized gain (loss) on investments                       3,641,302           (1,046)
Net change in unrealized appreciation (depreciation)
     on investments                                         (24,949,399)            --
                                                            -----------       ----------
NET REALIZED AND UNREALIZED
(LOSS) ON INVESTMENTS:                                      (21,308,097)          (1,046)
                                                            -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                           $  (7,587,687)    $ 19,732,278
                                                            ===========       ==========



See accompanying notes to financial statements.

NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT                       23


                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                        SMALL COMPANY FUND
                                                STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------


                                                                                SIX MONTHS ENDED   PERIOD FROM OCTOBER 23, 1995
                                                                                  JUNE 30, 1996    (COMMENCEMENT OF OPERATIONS)
                                                                                    UNAUDITED        THROUGH DECEMBER 31, 1995
                                                                                    ---------        -------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $    199,280           $     28,283
     Net realized gain (loss) on investments and foreign currency transactions       1,223,678               (103,052)
     Net change in unrealized appreciation on investments
           and translation of assets and liabilities in foreign currencies           5,393,063              1,509,184
           Net increase in net assets resulting                                    -----------            -----------
                from operations                                                      6,816,021              1,434,415
                                                                                   -----------            -----------
DIVIDENDS TO SHAREHOLDERS FROM NET
     INVESTMENT INCOME                                                                (114,964)               (25,860)
                                                                                   -----------            -----------
CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sale of shares                                               87,219,419             18,935,596
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                  114,964                 25,860
     Cost of shares redeemed                                                       (28,797,873)            (3,214,539)
                                                                                   -----------            -----------
          Net increase in net assets derived
               from capital share transactions                                      58,536,510             15,746,917
                                                                                   -----------            -----------

NET INCREASE IN NET ASSETS                                                          65,237,567             17,155,472
NET ASSETS-- BEGINNING OF PERIOD                                                    17,155,472                   --
                                                                                   -----------            -----------
NET ASSETS-- END OF PERIOD                                                        $ 82,393,039           $ 17,155,472
                                                                                   ===========            ===========
Undistributed net realized gain (loss) on investments and foreign
     currency transactions included in net assets at end of period                $  1,120,626           $   (103,052)
                                                                                   ===========            ===========

Undistributed net investment income included
     in net assets at end of period                                               $     86,739           $      2,423
                                                                                   ===========            ===========

Shares sold                                                                          6,891,347              1,796,171
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                         8,731                  2,265
Shares redeemed                                                                     (2,252,685)              (296,358)
                                                                                   -----------            -----------
Net increase in number of shares                                                     4,647,393              1,502,078
                                                                                   ===========            ===========


See accompanying notes to financial statements.

24  NATIONWIDE SEPERATE ACCOUNT TRUST SEMI-ANNUAL REPORT



                        NATIONWIDE SEPARATE ACCOUNT TRUST

                            CAPITAL APPRECIATION FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------


                                                              SIX MONTHS ENDED
                                                                 JUNE 30, 1996      YEAR ENDED
                                                                  (UNAUDITED)    DECEMBER 31, 1995
                                                                  -----------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                      $     986,636     $  1,232,936
     Net realized gain on investments                               3,216,734        2,523,674
     Net change in unrealized appreciation or
           depreciation on investments                              5,130,499       13,171,765
           Net increase in net assets                             -----------       ----------
                        resulting from operations                   9,333,869       16,928,375
                                                                  -----------       ----------
DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income                                           (972,787)      (1,213,046)
     Net realized gain on investments                                    --         (2,302,021)
     In excess of net realized gains on investments                      --             (1,329)
           Net decrease in net assets from distributions          -----------       ----------
               to shareholders                                       (972,787)      (3,516,396)
                                                                  -----------       ----------
CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sale of shares                              81,797,747       26,980,755
     Net asset value of shares issued to shareholders from
           reinvestment of dividends and distributions                972,787        3,863,870
     Cost of shares redeemed                                      (54,909,545)     (23,461,693)
           Net increase in net assets derived                     -----------       ----------
                from capital share transactions                    27,860,989        7,382,932
                                                                  -----------       ----------
NET INCREASE IN NET ASSETS                                         36,222,071       20,794,911
NET ASSETS-- BEGINNING OF PERIOD                                   81,237,011       60,442,100
                                                                  -----------       ----------
NET ASSETS-- END OF PERIOD                                      $ 117,459,082     $ 81,237,011
                                                                  ===========       ==========
Undistributed net realized gain on investments
     included in net assets at end of period                    $   3,215,405     $         --
                                                                  ===========       ==========
Distributions in excess of net realized gains on investments
     included in net assets at end of period                    $          --     $     (1,329)
                                                                  ===========       ==========
Undistributed net investment income included
     in net assets at end of period                             $      34,957     $     21,108
                                                                  ===========       ==========
Shares sold                                                         5,667,602        2,172,400
Shares issued to shareholders from reinvestment of
     dividends and distributions                                       66,466          299,746
Shares redeemed                                                    (3,795,112)      (1,977,044)
                                                                  -----------       ----------
Net increase in number of shares                                    1,938,956          495,102
                                                                  ===========       ==========

See accompanying notes to financial statements.

                        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT 25




                                                 NATIONWIDE SEPARATE ACCOUNT TRUST
                                                         TOTAL RETURN FUND
                                                STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------


                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 1996                 YEAR ENDED
                                                                                      (UNAUDITED)               DECEMBER 31, 1995
                                                                                      -----------               -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                      $       9,546,523            $       19,348,385
     Net realized gain on investments                                                  18,779,196                    42,991,075
     Net change in unrealized appreciation or depreciation
          on investments                                                               44,061,640                   108,350,477
                                                                                 ----------------           -------------------
          Net increase in net assets resulting
              from operations                                                          72,387,359                   170,689,937
                                                                                 ----------------           -------------------

DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income                                                             (9,406,441)                  (19,011,213)
     Net realized gain on investments                                                           -                   (42,991,075)
     In excess of net realized gain on investments                                              -                      (227,335)
                                                                                 ----------------           -------------------
          Net decrease in net assets from
              distributions to shareholders                                            (9,406,441)                  (62,229,623)
                                                                                  ---------------            ------------------

CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sale of shares                                                 100,138,302                   145,723,309
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                   9,406,441                    79,264,509
     Cost of shares redeemed                                                          (25,987,674)                  (53,304,608)
                                                                                  ---------------              ----------------
         Net increase in net assets derived
             from capital share transactions                                           83,557,069                   171,683,210
                                                                                 ----------------              ----------------

NET INCREASE IN NET ASSETS                                                            146,537,987                   280,143,524
NET ASSETS-- BEGINNING OF PERIOD                                                      814,964,472                   534,820,948
                                                                                  ---------------              ----------------
NET ASSETS-- END OF PERIOD                                                        $   961,502,459              $    814,964,472
                                                                                 ================            ==================

Undistributed (distribution in excess of) net realized
    gain on investments included in net assets at end of period                   $    18,551,861              $       (227,335)
                                                                                 ================            ==================

Undistributed net investment income included
     in net assets at end of period                                               $       501,835              $        361,753
                                                                                 ================            ==================

Shares sold                                                                             8,254,563                    13,111,420
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                          766,513                     7,198,362
Shares redeemed                                                                        (2,148,346)                   (4,821,628)
                                                                                 ----------------            ------------------
Net increase in number of shares                                                        6,872,730                    15,488,154
                                                                                 ================            ==================

See accompanying notes to financial statements.

26  NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT




                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                       GOVERNMENT BOND FUND
                                                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------


                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 1996                   YEAR ENDED
                                                                                   (UNAUDITED)                 DECEMBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:                                              -----------------              -----------------
OPERATIONS:
     Net investment income                                                        $    13,720,410                $    26,950,345
     Net realized gain on investments                                                   3,641,302                        813,537
     Net change in unrealized appreciation or depreciation
          on investments                                                              (24,949,399)                    43,487,386
                                                                                   --------------               ----------------
          Net increase (decrease) in net assets
             resulting from operations                                                 (7,587,687)                    71,251,268
                                                                                  ---------------               ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                  (13,724,462)                   (26,924,228)
                                                                                   --------------                 --------------

CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sale of shares                                                  29,160,361                     90,606,931
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                  13,724,462                     33,834,038
     Cost of shares redeemed                                                          (37,652,702)                  (106,004,873)
                                                                                   --------------                  -------------
       Net increase (decrease) in net assets derived
          from capital share transactions                                               5,232,121                     18,436,096
                                                                                  ---------------                  -------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 (16,080,028)                    62,763,136
NET ASSETS-BEGINNING OF PERIOD                                                        454,016,057                    391,252,921
                                                                                  ---------------                ---------------
NET ASSETS-END OF PERIOD                                                          $   437,936,029                $   454,016,057
                                                                                  ===============                ===============

Undistributed net realized loss on investments
     included in net assets at end of period                                      $    (5,131,610)               $    (8,772,912)
                                                                                  ===============                ===============

Undistributed net investment income included
     in net assets at end of period                                               $        40,606                $        44,658
                                                                                  ===============                ===============

Shares sold                                                                             2,635,729                      8,275,783
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                        1,260,990                      3,126,554
Shares redeemed                                                                        (3,410,487)                    (9,801,205)
                                                                                  ---------------               ----------------
Net increase in number of shares                                                          486,232                      1,601,132
                                                                                  ===============                ===============


See accompanying notes to financial statements.

                        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT  27

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                         MONEY MARKET FUND
                                                STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 1996                  YEAR ENDED
                                                                                   (UNAUDITED)                DECEMBER 31, 1995
                                                                                -----------------          --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                      $      19,733,324          $         39,361,888
     Net realized (loss) on investments                                                    (1,046)                       (5,864)
                                                                                -----------------          --------------------
        Net increase in net assets resulting
            from operations                                                            19,732,278                    39,356,024
                                                                                -----------------          --------------------

DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income                                                            (19,735,738)                  (39,360,095)
     In excess of net investment income                                                    (2,251)                            -
                                                                                -----------------          --------------------
           Net decrease in net assets from
             distribution to shareholders
                                                                                      (19,737,989)                  (39,360,095)
                                                                                -----------------          --------------------

CAPITAL SHARE TRANSACTIONS:
     Net proceeds from sale of shares                                                 854,493,616                   971,797,511
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                  19,767,416                    43,287,489
     Cost of shares redeemed                                                         (684,110,652)               (1,105,699,769)
                                                                                -----------------          --------------------
       Net increase (decrease) in net assets
          derived from capital share transactions                                     190,150,380                   (90,614,769)
                                                                                -----------------          --------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 190,144,669                   (90,618,840)
NET ASSETS-- BEGINNING OF PERIOD                                                      737,407,806                   828,026,646
                                                                                -----------------          --------------------
NET ASSETS-- END OF PERIOD                                                      $     927,552,475          $        737,407,806
                                                                                =================          ====================
Undistributed net realized loss on investments
     included in net assets at end of period                                    $          (6,910)         $             (5,864)
                                                                                =================          ====================
Distributions in excess of  net investment income included
     in net assets at end of period                                             $          (2,251)         $              2,414
                                                                                =================          ====================
Shares sold                                                                           854,493,616                   971,797,397
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                       19,767,416                    43,287,489
Shares redeemed                                                                      (684,110,652)               (1,105,699,769)
                                                                                -----------------          --------------------
Net increase (decrease) in number of shares                                           190,150,380                   (90,614,883)
                                                                                =================          ====================


See accompanying notes to financial statements.

28  NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST
                                                       FINANCIAL HIGHLIGHTS

                         SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                                                      Small Company Fund
                                                                  ---------------------------------------------------------
                                                                    Six Months                 Period from October 23, 1995
                                                                      Ended                    (commencement of operations)
                                                                   June 30, 1996                  through December 31, 1995
                                                                   -------------                  -------------------------
                                                                    (Unaudited)
NET ASSET VALUE-
BEGINNING OF PERIOD                                              $     11.42                 $      10.00

Net investment income                                                   0.04                         0.02

Net realized gain and unrealized appreciation
  on investments and translation
  of assets and liabilities in foreign currencies                       1.96                         1.42
                                                                       -----                        -----
       Total from investment operations                                 2.00                         1.44
                                                                       -----                        -----

Dividends from net investment income                                   (0.02)                       (0.02)
                                                                       -----                        -----
Net increase in net asset value                                         1.98                         1.42
                                                                       -----                        -----
NET ASSET VALUE -
END OF PERIOD                                                    $     13.40                 $      11.42
                                                                       =====                        =====

Total return*                                                          17.54%                       14.38%

RATIOS AND SUPPLEMENTAL  DATA:
Net assets end of period (000)                                     $   82,393                 $    17,155

Ratio of expenses to average net assets*                                1.20%                        1.25%
Ratio of expenses to average net assets**                               1.20%                        1.74%
Ratio of net investment income to average net assets*                    .81%                        1.32%
Ratio of net investment income to average net assets**                   .81%                         .83%

Portfolio turnover                                                     71.43%                        9.03%

Average commission rate paid                                            3.1708(cent)                   --


*Ratios for partial years are annualized. Total return is not annualized. **Ratios calculated as if no fees were waived or expenses reimbursed.


See accompanying notes to financial statements.


                        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT  29


                                                 NATIONWIDE SEPARATE ACCOUNT TRUST
                                                       FINANCIAL HIGHLIGHTS

                         SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Capital Appreciation Fund
                                                   ---------------------------------------------------------------------------------
                                                   Six Months                                                          Period from
                                                     Ended                                                          April 15, 1992
                                                    June 30,                     Years Ended December 31             Commencement
                                                      1996                1995              1994             1993  (oper.) through
                                                    Unaudited                                                      December 31, 1992
                                                   ---------------------------------------------------------------------------------
NET ASSET VALUE--                                  $    13.48      $     10.92       $     11.20         $   10.46        $   10.00
BEGINNING OF PERIOD

Net investment income                                    0.19             0.23              0.18             0.26              0.10

Net realized gain (loss) and unrealized
  appreciation (depreciation) on
  investments                                            1.14             2.96             (0.28)            0.74              0.48
                                                        -----            -----             -----             -----             ----
       Total from investment operations                  1.33             3.19             (0.10)            1.00              0.58
                                                        -----            -----             -----             -----             ----

Dividends from net investment income                    (0.07)           (0.23)            (0.18)           (0.26)            (0.10)
Distributions from net realized gain
from investment transactions                           -                 (0.40)              -              -                 (0.02)
                                                        -----            -----             -----             -----             ----
       Total distributions                              (0.07)           (0.63)            (0.18)           (0.26)            (0.12)

Net increase (decrease) in net asset value               1.26             2.56             (0.28)            0.74              0.46
                                                        -----            -----             -----             -----             ----

NET ASSET VALUE --
END OF PERIOD                                      $    14.74      $     13.48       $     10.92        $   11.20         $   10.46
                                                        =====            =====             =====             =====             ====

Total return*                                           10.25%           29.35%            (0.90)%           9.61%            10.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000)                     $  117,459      $    81,237       $    60,442        $  38,926         $  18,800

Ratio of expenses to average net assets*                  .54%             .54%              .56%             .59%              .69%
Ratio of net investment income to
 average net assets*                                     1.77%            1.89%             1.76%            2.82%             1.95%

Portfolio turnover                                      16.18%           20.28%            11.21%           16.87%             5.01%

Average commission rate paid                             5.8656(cent)    --                --               --                --
--------------------------

*Ratios for partial years are annualized.  Total return is not annualized.

See accompanying notes to financial statements.

30     NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                       FINANCIAL HIGHLIGHTS

                         SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Total Return Fund
                                            ---------------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                               June 30,                            Years Ended December 31,
                                                 1996               1995        1994        1993         1992         1991
                                            ---------------------------------------------------------------------------------
                                            (Unaudited)

NET ASSET VALUE-
BEGINNING OF PERIOD                          $  11.54            $   9.70     $ 10.10     $   9.46     $   9.07     $   6.74

Net investment income                            0.15                0.31        0.21         0.23         0.25         0.22

Net realized gain (loss) and unrealized
  appreciation (depreciation) on
  investments                                    0.86                2.49       (0.10)        0.79         0.48         2.34
                                             --------            --------     -------     --------     --------     --------
     Total from investment operations            1.01                2.80        0.11         1.02         0.73         2.56
                                             --------            --------     -------     --------     --------     --------
Dividends from net investment income            (0.15)              (0.31)      (0.28)       (0.24)       (0.25)       (0.23)
Distributions from net realized gain
  from investment transactions                    -                 (0.65)      (0.23)       (0.14)       (0.09)         -
                                             --------            --------     -------     --------     --------     --------
     Total distributions                        (0.15)              (0.96)      (0.51)       (0.38)       (0.34)       (0.23)
                                             --------            --------     -------     --------     --------     --------
Net increase (decrease) in net asset value       0.86                1.84       (0.40)        0.64         0.39         2.33
                                             --------            --------     -------     --------     --------     --------

NET ASSET VALUE-
END OF PERIOD                                $  12.40            $  11.54    $   9.70     $  10.10     $   9.46     $   9.07
                                             ========            ========    ========     ========     ========     ========
Total return*                                    8.55%              29.09%       1.07%       10.92%        8.18%       38.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000)               $961,502            $814,964    $534,821     $456,243     $334,917     $250,701

Ratio of expenses to average net assets*          .51%                .51%        .52%         .53%         .53%          53%
Ratio of net investment income to
average net assets*                              2.15%               2.84%       2.76%        2.51%        2.69%        2.74%

Portfolio turnover                               9.61%              16.12%      12.06%        9.79%       12.48%       14.50%

Average commission rate paid                   4.8863(cent)          -           -            -            -            -

-------------------
* Ratios for partial years are annualized. Total return is not annualized.


See accompanying notes to financial statements.


                 NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT        31



                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                       FINANCIAL HIGHLIGHTS

                         SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Government Bond Fund
                                            ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                  ENDED
                                               JUNE 30,                                YEARS ENDED DECEMBER 31,
                                                   1996             1995            1994          1993          1992           1991
                                            ---------------------------------------------------------------------------------------
                                            (UNAUDITED)
NET ASSET VALUE --
BEGINNING OF PERIOD                         $     11.36     $      10.20      $    11.26     $   10.92   $     11.24    $     10.40

Net investment income                              0.34             0.71            0.69          0.71          0.98           0.86
Net realized gain (loss) and unrealized
 appreciation (depreciation) on
 investments                                      (0.53)            1.16           (1.06)         0.32         (0.14)          0.82
                                                  -----            -----           -----         -----         -----          -----
Total from investment operations                  (0.19)            1.87           (0.37)         1.03          0.84           1.68
                                                  -----            -----           -----         -----         -----          -----
Dividends from net investment income              (0.34)           (0.71)          (0.69)        (0.66)        (0.93)         (0.84)
Distributions from net realized gain
 from investment transactions                         -                -              -          (0.03)        (0.23)           -
                                                  -----            -----           -----         -----         -----          -----
       Total distributions                        (0.34)           (0.71)          (0.69)        (0.69)        (1.16)         (0.84)
                                                  -----            -----           -----         -----         -----          -----
Net increase (decrease) in net asset value        (0.53)            1.16           (1.06)         0.34         (0.32)          0.84
                                                  -----            -----           -----         -----         -----          -----
NET ASSET VALUE --
END OF PERIOD                               $     10.83     $      11.36      $    10.20     $   11.26   $     10.92    $     11.24
                                                  =====            =====           =====         =====         =====          =====
Total return*                                     (1.62)%          18.74%          (3.23)%        9.52%         7.87%         16.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000)              $   437,936     $    454,016      $  391,253     $ 433,584   $   301,841    $   198,769

Ratio of expenses to average net assets*            .51%             .51%            .51%          .53%          .53%           .55%
Ratio of net investment income to
  average net assets*                              6.25%            6.45%           6.46%         5.91%         8.75%          8.07%

Portfolio turnover                                21.90%           97.05%         111.40%       175.37%        73.75%         77.70%
----------------------------

* Ratios for partial years are annualized. Total return is not annualized.



See accompanying notes to financial statements.



32     NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT


                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                       FINANCIAL HIGHLIGHTS

                         SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                MONEY MARKET FUND

                                               ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED
                                                  JUNE 30,                            YEARS ENDED DECEMBER 31,
                                                    1996               1995        1994        1993         1992         1991
                                               ---------------------------------------------------------------------------------
                                               (UNAUDITED)

NET ASSET VALUE --
BEGINNING OF PERIOD                             $    1.00    $      1.00    $      1.00    $    1.00    $     1.00     $   1.00

Net investment income                                0.02           0.06           0.04         0.03          0.03         0.06

Dividends from net investment income                (0.02)         (0.06)         (0.04)       (0.03)        (0.03)       (0.06)
                                                    -----          -----          -----        -----         -----        -----
Net increase (decrease) in net asset value              -              -              -            -             -            -
                                                    -----          -----          -----        -----         -----        -----
NET ASSET VALUE --
END OF PERIOD                                   $    1.00    $      1.00    $      1.00    $    1.00    $     1.00     $   1.00
                                                    =====          =====          =====        =====         =====        =====

Total return*                                        2.51%          5.66%          3.88%        2.76%         3.40%        5.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000)                  $ 927,552    $   737,408    $   828,027    $  351,798   $   330,011    $ 363,502

Ratio of expenses to average net assets*              .51%           .52%           .54%          .53%          .53%         .54%
Ratio of net investment income to
      average net assets*                            4.97%          5.51%          4.00%         2.72%         3.36%        5.65%


----------------------------
* Ratios for partial years are annualized. Total return is not annualized.


See accompaning notes to financial statements.


                   NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT      33

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

         The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amount of $5,000,000, the Fund became effective and sales of shares commenced.

USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

         SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

         Securities are valued at the last sale price of the securities exchange on which such securities are primarily traded. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Securities not listed on an exchange or for which there were no transactions are valued at their most recent bid price, or where no prices are available, at fair market value determined by the Board of Trustees. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

         The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

         MONEY MARKET

         Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND)

         Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

         The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or


34     NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND) CONTINUED decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable for foreign currency contracts purchased.

         At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot
         (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FEDERAL INCOME TAXES

         The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

         As of December 31, 1995, the Government Bond and Money Market Funds had net capital loss carryforwards in the amounts of $8,772,912 and $5,864, respectively, The Government Bond Fund carryforward will expire within 7 years and the Money Market Fund carryforward will expire within 8 years.

         The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $101,807 of net capital losses that arose during the period ended December 31, 1995 as if such losses arose on January 1, 1996. As of December 31, 1995, the Fund had a net capital loss carryforward in the amount of $1,245 which will expire within 8 years.

ORGANIZATION EXPENSES

         Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

EXPENSES

         Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.

DIVIDENDS TO SHAREHOLDERS

         SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

         Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

                        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT  35

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

         MONEY MARKET

         Dividends from net investment income are declared daily and paid monthly.

         ALL FUNDS

         Net realized gains, if any, are declared and distributed at least annually.

         Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net invested income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in capital.

2.   TRANSACTIONS WITH AFFILIATES

         As investment manager for the Trust, Nationwide Financial Services, Inc. (NFS), an affiliated company, earns an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not effect management fees during the periods covered by the financial statements.

         As investment manager for the Small Company Fund, NFS earns an annual management fee of 1.00% of average daily net assets. From such fees, pursuant to sub-investment advisory agreements, NFS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Consellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. For the six months ended June 30, 1996, NFS collected $246,437 in fees from the Small Company Fund, and paid $142,081 in fees to the sub-investment advisors.

         A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.

3.   BANK LOANS

         The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required. There were no outstanding balances at June 30, 1996.

36  NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                      NATIONWIDE SEPARATE ACCOUNT TRUST

                                JUNE 30, 1996
                                 (UNAUDITED)
--------------------------------------------------------------------------------


4.   INVESTMENT TRANSACTIONS

         Purchases and sales of securities (excluding short-term securities and forward currency exchange contracts) and U.S. government obligations for the six months ended June 30, 1996 are summarized as follows:


                                         LONG-TERM SECURITIES           U.S. GOVERNMENT  OBLIGATIONS
                                        PURCHASES          SALES          PURCHASES            SALES
                                        ---------          -----          ---------            -----

           Small Company Fund        $ 83,358,223    $ 29,945,458       $ 14,150,977     $ 13,583,737
           Cap. Apprec. Fund           53,078,620      16,825,992                  -                -
           Total Return Fund          184,014,633      77,512,139        146,540,688       81,211,337
           Govt. Bond Fund             12,024,399       4,650,280        134,663,481      85,891,312
           Money Market Fund                    -               -         26,803,774                -


         Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at June 30, 1996, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:


                                                                                               NET
                                              UNREALIZED               UNREALIZED         UNREALIZED
                                            APPRECIATION            (DEPRECIATION)      APPRECIATION
                                            ------------            --------------      ------------

           Small Company Fund                $   8,830,060       $   (2,062,384)       $   6,767,676
           Capital Appreciation Fund            22,367,144           (2,208,147)          20,158,997
           Total Return Fund                   214,414,681           (3,897,480)         210,517,201
           Government Bond Fund                  7,892,481           (7,460,060)             432,421

                        NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT  37

[LOGO] KPMG Peat Marwick LLP

Two Nationwide Plaza    Telephone 614 249 2300    Telefax 614 249 2348
Columbus, OH 43215




                          INDEPENDENT AUDITORS' REPORT



The Shareholders and Board of Trustees of
  Nationwide Separate Account Trust:


     We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Separate Account Trust (comprised of the Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund), as of December 31, 1995, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising Nationwide Separate Account Trust as of December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 23, 1996

[LOGO]
Member Firm of
Klynweld Peat Marwick Goerder

                               SMALL COMPANY FUND
                  Statement of Investments - December 31, 1995

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                   COMMON STOCK (83.3%)                                      4,000    Corestaff Inc.*                $146,000
                 AGRICULTURAL PRODUCTS (0.3%)                                3,000    Danka Business Systems          111,000
           1,333    Delta & Pine Ld Co.                      $49,000         1,500    Data Broadcasting                18,563
                                                             -------         1,000    Fritz Companies Inc.*            41,500
                                                                             1,000    Fujitsu Business
                 AIRLINE (0.2%)                                                         Systems (Japanese Yen)         26,369
           1,200    Midwest Express Holding                   33,300         1,800    On Assignment Inc. *             58,950
                                                            --------         1,500    QuickResponse
                                                                                        Services Inc.*                 27,563
                 AUTO & AUTO PARTS (1.0%)                                   21,740    Shanks & McEwan Grp              29,707
           1,200    Donaldson Inc.                            30,150                   (British Pounds)
           1,000    Exide Corp.                               45,875         1,150    Solectron Corp.*                 50,744
           5,000    Meiwa Industry Co. (Japanese Yen)         26,417         1,950    Viking Office Prods Inc.         90,675
           1,500    Motorcar Parts & Accessories*             19,688                                                ---------
           1,500    Reynolds & Reynolds Co., Class A          58,313                                                  710,346
                                                             --------                                               ---------
                                                             180,443               COMMUNICATIONS & MEDIA (4.4%)
                                                             -------         2,100    Allen Group Inc.                 46,988
                 BANK/SAVINGS & LOAN (1.7%)                                  1,500    Aspect Telecomm                  50,250
           1,200    Banco Latino Amer.                                         420    Bantex (Danish Krone)*           30,315
                       Exportaciones SA CLE                   55,800         2,000    Central European Media
           1,700    Charter One Financial Inc.                52,063                    Enterprises LTD*               41,000
           1,100    Cullen Frost Bankers Inc.                 55,000         2,250    Harte-Hanks                      44,438
             500    Fifth Third Bancorp.                      36,625         4,200    K-III Communications Inc.*       50,925
             700    First Commerce Corp                       22,400         7,000    Metromedia
           1,000    TCF Financial Corp.                       33,125                    International Group*           98,000
           1,400    Webster Financial Corp.                   41,300         2,000    Nitto Electric Works             28,696
                                                            --------                    (Japanese Yen)
                                                             296,313         2,200    Paging Network Inc.*             53,625
                                                             -------         1,500    Picturetel Corporation*          64,688
                 BROKERS-DEALERS (0.3%)                                      5,000    Spelling Entertainment           62,500
           1,800    Donaldson Lufkin & Jenrette*              56,250         3,000    Tonichi Cable Ltd                26,379
                                                            --------                    (Japanese Yen)
                                                                             6,000    Westell Technologies*           150,750
                 BUILDING MATERIALS (0.6%)                                                                            -------
           7,780    Bellway Plc ORD (British Pounds)          31,652                                                  748,554
          14,170    Keller Group ORD (British Pounds)         31,684                                                  -------
                                                                                   COMPUTER EQUIPMENT (5.2%)
           2,000    Komatsu Wall Industry Co.                 42,656         2,000    Arbor Software Corp.*            94,500
                      (Japanese Yen)                        --------         3,000    Casino Data System*              75,000
                                                             105,992         2,600    Cognex Corp.*                    90,350
                                                             -------         1,500    Continuum Inc.*                  59,250
                                                                             1,500    D H Technology Inc.*             36,750
                 CHEMICALS & FERTILIZER (1.4%)                               3,400    Davidson & Associates Inc.*      74,800
          27,170    Amberley Group (British Pounds)           28,267         1,100    FileNet Corp.*                   51,700
           3,000    Kaigen (Japanese Yen)                     28,444         2,500    Manugistics Group Inc.*          36,875
           3,000    Lawter Intl Inc.                          34,875         5,000    Network Appliance Inc.*         200,625
           2,500    Lilly Industries Inc                      31,875         3,000    Platinum Technology*             55,125
           4,300    McWhorter Technologies Inc.*              63,425
           3,000    Osaka Organic Chemical                    34,900
                      (Japanese Yen)
           2,000    Teikoku Hormone (Japanese Yen)            29,083
                                                            --------
                                                             250,869
                                                             -------
                 COMMERCIAL SERVICES (4.1%)
           1,200    Accustaff Inc.*                           52,800
             900    Catalina Marketing Corp.*                 56,475


                                                                     (Continued)

                               SMALL COMPANY FUND
           Statement of Investments - December 31, 1995, Continued

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 COMPUTER EQUIPMENT (CONTINUED)                              5,150    Chemring Grp Plc ORD           $ 30,628
           1,000    Shared Medical Systems Corp.            $ 54,375                    (British Pounds)
           1,500    Synopsys Inc.*                            57,000         4,000    Dallas Semiconductor Corp.       83,000
                                                            --------           400    Eriks Holdings                   31,193
                                                             886,350                    (Netherlands Guilders)
                                                             -------           900    Glenayre Technologies Inc.*      56,025
                 COMPUTER SERVICE (0.7%)                                     2,000    Jastec (Japanese Yen)            30,053
           3,400    DST Systems Inc.*                         96,900         7,000    Lernout & Hauspie
             500    Uunet Technologies*                       31,500                    Speech Products*              196,000
                                                            --------         7,890    MMT Comptng PLC
                                                             128,400                    ORD (British Pounds)           29,771
                                                             -------         1,400    Maxim Integrated
                 COMPUTER SOFTWARE (4.0%)                                               Products Inc.*                 53,900
           1,200    Ascend Commun. Inc.*                      97,350        45,520    Neotronics Technology
           1,200    CBT Group PLC ADR*                        63,600                    ORD (British Pounds)           33,928
           2,000    Clarify Inc.*                             60,000         3,600    Oak Industries Inc.*             67,500
           1,500    HNC Software Inc.*                        71,625         5,200    Pioneer Standard
           1,500    Hyperion Software Corp.*                  31,875                    Electronics Inc.               68,900
           3,600    Madge Networks N V*                      161,100         2,000    Ross Technology*                 19,500
             200    Mcafee Associates*                         8,775         1,000    Ryoyo Electric                   22,879
           2,250    System Software Associates Inc.           48,938                    (Japanese Yen)
           2,200    Transaction System Architects 'A'*        74,250        14,600    Sanderson Electronic
           2,500    Visio Corp.*                              70,625                    PLC (British Pounds)           31,739
                                                            --------         2,000    Seiwa Electric Manufacturing
                                                             688,138                    Co. (Japanese Yen)             25,400
                                                            --------           910    Twentsche Kabel Holdings         31,338
                 CONGLOMERATES (0.4%)                                                   (Netherlands Guilders)
             350    Crown Van Gelder                                         1,200    Uniphase Corporation*            42,900
                      (Netherlands Guilders)                  28,059         1,100    Watkins Johnson Co.              48,125
           1,000    Fujix Ltd (Japanese Yen)                   9,355                                                 --------
           3,000    Morito Co. (Japanese Yen)                 31,701                                                  983,233
                                                            --------                                                 --------
                                                              69,115
                                                            --------               ENGINEERING & CONSTRUCTION (0.3%)
                 CONSUMER GOODS & SERVICES (2.3%)                            2,000    Jacobs Engineering
           5,500    Cairn Energy USA Inc.*                    77,000                    Group Inc.*                    50,000
           1,000    Chofu Seisakusho (Japanese Yen)           26,854                                                 --------
           1,900    Devry Inc.*                               51,300
           7,000    Mentor Corp.                             161,000               ENVIRONMENTAL SERVICES (0.3%)
           1,000    Sangetsu Co. (Japanese Yen)               25,206         1,500    Sanifill Inc.*                   50,063
           1,500    Stewart Enterprises Inc., Class A         55,500                                                 --------
                                                            --------
                                                             396,860               FINANCIAL SERVICES (3.1%)
                                                            --------         5,000    Duff & Phelps Credit             71,875
                 CONTAINERS (0.5%)                                           3,500    Enhance Financial
           2,000    Alltrista Corp.*                          36,000                    Services Group                 93,188
           1,800    Libbey Inc.                               40,500         1,000    Gartner Group Inc.*              47,875
                                                            --------         3,500    Investors Financial Services     72,625
                                                              76,500        15,000    Reliance Group
                                                            --------                    Holdings Inc.                 129,375
                 ELECTRICAL EQUIPMENT (0.8%)
           4,600    Continental Circuits Corp.*               74,750
           2,550    Holophane Corp.*                          55,463
                                                            --------
                                                             130,213
                                                             -------
                 ELECTRONICS (5.7%)
             270    Batenburg Beheer (Netherlands             32,004
                       (Netherlands Guilders)
           1,900    Burr-Brown Corp.*                         48,450

                                                                     (Continued)

                               SMALL COMPANY FUND
           Statement of Investments - December 31, 1995, Continued

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 FINANCIAL SERVICES (CONTINUED)                              3,000    Nissei Industries               $31,992
             900    T. Rowe Price Associates Inc.            $44,325                    (Japanese Yen)
           1,300    United Companies Financial Corp.          34,288         1,400    Oakwood Homes Corp.              53,725
             800    Vesta Insurance Group Inc.                43,600         3,000    Tanabe Industries                29,374
                                                            --------                    (Japanese Yen)
                                                             537,151         1,600    Texas Industries Inc.            84,800
                                                            --------                                              -----------
                 FOOD & BEVERAGE (1.3%)                                                                               255,835
           3,000    B-R 31 Ice Cream (Japanese Yen)           31,410                                              -----------
           1,000    Bush Boake Allen Inc.*                    27,375               INDUSTRIAL MISC. (2.7%)
           3,500    Canandaigua Wine Inc.*                   114,188         2,600    Adac Labs                        31,525
           2,000    Hokkaido Coca-Cola Bottling               24,236         4,400    BMC Industries Inc.             102,300
                      (Japanese Yen)                                         2,400    Brady WH Co.                     64,800
           6,000    Soken Co. Ltd (Japanese Yen)              30,189         1,300    Harmon Industries Inc.           20,475
                                                            --------         3,000    Material Sciences*               44,625
                                                             227,398         1,000    Pentair Inc.                     49,750
                                                             -------         1,900    SCI Systems Inc.*                58,900
                 HEALTHCARE (7.4%)                                           3,900    Varlen Corp.                     83,850
           2,200    Alpharma Inc. Class A                     57,475                                              -----------
           1,000    American Oncology                                                                                 456,225
                      Resources Inc.*                         48,625                                              -----------
           5,000    Ballard Medical Products                  89,375               LEISURE SERVICE (1.6%)
             500    Biochem Pharama Inc.*                     20,063         6,000    Bally Entertainment Corp.*       84,000
           3,000    Biofermin Pharmaceuticals                                  500    HFS Inc.*                        40,875
                      (Japanese Yen)                          33,737        80,650    Kunick (British Pounds)          29,743
           1,200    Biovail Corp. International*              92,700         3,000    Regal Cinemas Inc.*              89,250
           2,000    Corvita Corporation*                      20,750         3,000    Shingakukai Co. Ltd              25,826
             510    Ecco Travail Temporaire                                             (Japanese Yen)             ----------
                      (French Francs)                         29,670                                                  269,694
           2,000    EmCare Holdings*                          48,000                                               ----------
             800    Genzyme Corp.*                            49,900               LODGING (1.7%)
           3,000    Gilead Sciences Inc.*                     96,000         2,400    Doubletree Corp.*                63,000
           1,200    Healthsouth Corp.*                        34,950         2,000    Marcus Corp.                     54,750
           2,000    INCYTE Pharmaceuticals Inc.*              50,000         6,200    Prime Hospitality Corp.*         62,000
           3,200    Kinetic Concepts Inc.                     38,400         2,400    Renaissance Hotel Group *        61,200
           6,100    Molecular Devices Corporation*            64,050         2,000    Studio Plus Hotels *             51,500
           5,300    Neuromedical Systems*                    106,475                                               ----------
           3,000    Norland Medical Systems Inc.*             69,750                                                  292,450
           1,500    Ostex International Inc.*                 28,875                                               ----------
           2,500    Parexel International Corp.*              83,125
             500    Phycor Inc.*                              25,281               MACHINERY & CAPITAL GOODS (4.8%)
           1,000    Physician Sales & Service Inc.*           28,500         3,000    Alamo Group Inc.                 54,000
           1,000    Physio Control Holding Corp.*             17,875        11,510    Ashtead Group ORD                30,384
           4,000    Quest Medical Inc.*                       41,500                    (British Pounds)
           3,000    Total Renal Care*                         88,500         6,090    Carclo Engineering Group
                                                         -----------                     ORD (British Pounds)          29,504
                                                           1,263,576         3,000    Danto Corp. (Japanese Yen)       37,227
                                                          ----------         3,000    Denkyosha Co.                    27,484
                 HOUSING (1.5%)                                                         (Japanese Yen)
           2,000    Alinco (Japanese Yen)                     22,685           400    Dionex Corp.*                    22,700
             200    Dyckerhoff & Widmann (German                               410    Fives-Lille (Compagnie DE)       30,853
                      (German Marks)                          33,259                    (French Francs)

                                                                     (Continued)

                               SMALL COMPANY FUND
            Statement of Investments - December 31, 1995, Continued

         -----------------------------------------------------------        --------------------------------------------------
                                                           VALUE                                                       VALUE
         SHARES        SECURITY                           (NOTE 1)          SHARES           SECURITY                 (NOTE 1)
         -----------------------------------------------------------        --------------------------------------------------
                 MACHINERY & CAPITAL GOODS (CONTINUED)                       6,600    Smith International            $155,100
           2,500    Graco Inc.                               $76,250         3,300    Tejas Power Corp.*               30,113
           1,000    IDEX Corp.                                40,750         3,700    Texas Meridian Resources         50,413
           1,400    Kaydon Corp.                              42,525                                               ----------
           3,000    Koito Industries (Japanese Yen)           36,063                                                  674,376
           2,500    Lincoln Electric Co., Class A             60,000                                                ---------
           2,000    Nihon Decoluxe (Japanese Yen)             28,696               PRODUCER DURABLES (1.2%)
           3,000    Nikko Co. (Japanese Yen)                  28,938         5,000    Huntco Inc.                      76,875
             400    Reesink (Netherlands Guilders)            30,944         5,000    Rohr Inc.*                       71,875
           1,000    Ricoh Elemex (Japanese Yen)               14,445         5,000    Vista 2000 Inc.*                 49,375
           4,000    Uehara Sei Shoji (Japanese Yen)           31,837                                               ----------
             800    Watts Industries Inc.                     18,600                                                  198,125
           4,700    Wolverine Tube Co.*                      176,250                                                ---------
                                                           ---------
                                                             817,450               PUBLISHING (1.7%)
                                                           ---------           700    Central Newspapers Inc.          21,963
                                                                             1,000    Houghton Mifflin Co.             43,000
                 MANUFACTURING-SHOES & APPAREL (1.3%)                        1,500    McClatchy Newspaper,
           5,200    Donnkenny Inc.*                           94,250                    Class A                        34,313
           2,400    Gucci Group*                              93,300         1,900    Pulitzer Publishg Co.            90,725
             800    Nautica Enterprises*                      35,000           800    Scholastic Corp.*                62,200
                                                          ----------         1,000    Waverly Inc.                     45,750
                                                             222,550                                               ----------
                                                           ---------                                                  297,951
                 MATERIALS & PROCESSING (1.9%)                                                                      ---------
           2,000    Cambrex Corp.                             82,750               REAL ESTATE (0.4%)
           7,000    International Specialty Products*         76,125         3,400    NHP Inc.*                        62,900
           2,500    Mineral Technologies Inc.                 91,250                                               ----------
           7,800    Stratosphere*                             77,025
                                                          ----------               RESTAURANTS (1.1%)
                                                             327,150         2,800    Boston Chicken Inc.*             89,950
                                                           ---------         1,000    Outback Steakhouse Inc.*         35,875
                 METAL PRODUCT & FABRICATION (0.3%)                          6,100    Schlotzsky's Inc.*               62,525
           1,500    NN Ball & Roller Inc.                     26,250                                               ----------
           2,000    Osaka Steel (Japanese Yen)                30,635                                                  188,350
                                                          ----------                                                ---------
                                                              56,885
                                                          ----------               RETAILING & DISTRIBUTORS (0.6%)
                 MISCELLANEOUS (0.5%)                                        3,000    Monro Muffler Brake Inc.*        41,625
           7,000    Willis Corroon Group                      81,375         2,600    Richfood Holdngs Inc.            69,550
                                                          ----------                                               ----------
                 NONFERROUS METALS (0.7%)                                                                             111,175
           2,000    Allied Products Corp.                     48,000                                                ---------
           1,400    Alumax, Inc.*                             42,875               RETAIL STORES (3.6%)
           2,000    Commonwealth Alum Corp.                   31,000         2,600    Borders Group Inc.*              48,100
                                                          ----------         3,000    Circle K Corporation*            76,125
                                                             121,875         2,000    Corporate Express*               60,250
                                                           ---------           700    Fastenal Company                 29,575
                 OIL & GAS/ENERGY (3.9%)                                       260    Guilbert SA (French Francs)      30,571
           3,600    Barrett Resources Corp.*                 105,750         2,000    Henry Schein Inc.*               59,000
           2,000    Brown (Tom) Inc.*                         29,250         1,500    Just For Feet Inc.*              53,625
           1,000    Camco International Inc.                  28,000           750    Men's Warehouse Inc.*            19,313
           1,100    Input/Output Inc.*                        63,525         1,000    Micro Warehouse Inc.*            43,250
           6,200    Nabors Industries Inc.*                   68,975         4,300    Neostar Retail Group Inc.*       31,713
           6,000    Offshore Logistics Inc.*                  75,750         1,200    Petsmart Inc.*                   37,200
           2,700    Petroleum Geo Services ADR*               67,500         2,500    Talbots Inc.                     71,875
                                                                             1,100    Tiffany & Co.                    55,413
                                                                                                                 ------------
                                                                                                                      616,010
                                                                                                                  -----------

                                                                     (Continued)

                               SMALL COMPANY FUND
                  Statement of Investments - December 31, 1995

   -----------------------------------------------------------    -------------------------------------------------------------
                                                     VALUE                                                           VALUE
   SHARES        SECURITY                           (NOTE 1)      PRINCIPAL          SECURITY                       (NOTE 1)
   -----------------------------------------------------------    -------------------------------------------------------------
           TECHNOLOGY (4.9%)                                          $487,000 State Street Bank
     8,300    Auspex Systems Inc.*                    $151,475                    5.40%, 01/02/96, collateralized
     2,500    Cheyenne Software Inc.*                   65,313                    by $487,000 U.S. Treasury Note
     5,000    P-COM Inc.*                              100,000                    6.00%, due 8/31/97, market
     1,700    Pixar*                                    49,088                    value - $500,428                 $    487,000
     1,500    Safeguard Scientifics Inc.*               74,250                                                     ------------
     3,000    Sierra On-Line Inc.*                      86,250                 Total repurchase
     2,000    Sync Research Inc.*                       90,500                    agreements                          2,858,000
     2,500    Thiokol Corp.                             84,688                    (cost $2,858,000)                ------------
     3,000    Visioneer*                                66,750
     5,000    Wyman Gordon Co.*                         68,750                 SHORT-TERM DEBT (3.2%)
                                                 -------------
                                                       837,064         552,000 Florida Power Corp.                      551,911
                                                 -------------                    5.80%, due 01/02/96               -----------
           TELEPHONE (0.4%)                                                       (cost $551,911)

     2,000    Cinncinnati Bell Inc.                     69,500                 U.S. GOVERNMENT
                                                 -------------                   OBLIGATIONS (3.3%)
                                                                       568,000 U.S. Treasury Bills                      564,217
           TEXTILE/APPAREL (1.6%)                                                 5.33% through 4.84%,            -------------
       420    Bazar DE LHotel DE Ville                  31,974                    due 1/11/96 through
                (French Francs)                                                   3/7/96 (cost $564,217)
     2,000    Charle Co. (Japanese Yen)                 29,277
       390    Devanlay SA (French Francs)               32,123                 Total investments                    $18,259,754
     6,320    Hicking Pentecost PLC ORD                 30,913                    (cost $16,750,963)              =============
                (British Pounds)
     4,000    Isamu Paint Co. Ltd                       28,075
                (Japanese Yen)
     3,000    Sotoh (Japanese Yen)                      29,665
     1,600    St John Knits Inc.                        85,000
                                                 -------------
                                                       267,027
                                                  ------------

           TOBACCO & GROCERY (0.3%)
     1,000    First Brands Corp.                        47,625
                                                 -------------

           TRANSPORTATION (0.6%)
     2,000    Finnlines (Finnish Marks)                 32,704
     5,000    Isewan Terminal Services                  31,507
                (Japanese Yen)
     4,000    Tokyo Kisen (Japanese Yen)                31,759
                                                 -------------
                                                        95,970
                                                 -------------
           Total common stock                       14,285,626
               (cost $12,776,835)                -------------

PRINCIPAL
---------
           REPURCHASE AGREEMENTS (16.7%)
$2,371,000 Fifth Third Bank
              5.35%, 01/02/96, collaterallized by
              $2,387,000 FNARM Pool #3300040 and
              #3300046, 6.397%, due 11/01/25, and
              6.844%, due 11/01/25
              market value - $2,419,098             $2,371,000





                                                                     (Continued)

                               SMALL COMPANY FUND
            Statement of Investments - December 31, 1995, Continued




FORWARD CURRENCY PURCHASE CONTRACTS

                                                                         Net
                                                    U.S. Dollar      Unrealized
                                       Cost            Value        Appreciation
                                       ----            -----        ------------
Netherlands Guilders, delivery
   date 1/2/96                       $153,870        $154,263           $393



* Denotes a non-income producing security.
  Securities denominated in foreign currencies are shown at their U.S. dollar cost and value. Cost for Federal income tax purposes:
  $16,763,912 Portfolio holding percentages represent market value as a percentage of net assets. See accompanying notes to financial statements.



SUMMARY OF INVESTMENTS BY CURRENCY          % OF PORTFOLIO
     United States Dollars                        90.3%
     Japanese Yen                                  5.6%
     British Pounds                                2.0%
     French Francs                                 0.8%
     Netherlands Guilders                          0.7%
     German Marks                                  0.2%
     Finnish Marks                                 0.2%
     Danish Krone                                  0.2%

                           CAPITAL APPRECIATION FUND
                 Statement of Investments - December 31, 1995

--------------------------------------------------------------- ------------------------------------------------------------------
                                                   VALUE                                                           VALUE
 SHARES         SECURITY                          (NOTE 1)       SHARES         SECURITY                          (NOTE 1)
--------------------------------------------------------------- ------------------------------------------------------------------
     COMMON STOCKS (91.0%)
         AUTO & AUTO PARTS (4.4%)                                         FOOD & BEVERAGES (11.6%)
 36,100     Chrysler Corp.                      $1,999,037       14,500      Anheuser-Busch Companies, Inc.           $969,688
 55,400     Ford Motor Company                   1,606,600       75,000      Morningstar Group Inc.                    600,000
                                               -----------       51,500      PepsiCo, Inc.                           2,877,562
                                                 3,605,637        4,800      Philip Morris Companies, Inc.             434,400
                                               -----------       28,300      Quaker Oats Company                       976,350
         BROADCASTING (1.1%)                                     75,333      Ralcorp Holdings Inc.*                  1,826,825
 3,600      Capital Cities/ABC, Inc.              444,150        27,500      Ralston-Ralston Purina Group            1,715,313
 4,125      Tel Com-Liberty Media, Group A        110,859                                                           ----------
16,500      Tele-Communications Inc.,                                                                                9,400,138
              Group A*                            327,938                                                           ----------
                                                 --------
                                                  882,947                 FOREST PRODUCTS (0.7%)
                                                 --------        11,000      Bowater Inc.                              390,500
                                                                  3,100      Champion International Corp.              130,200
         BUILDING (4.4%)                                          1,100      Georgia-Pacific Corp.                      75,488
57,700      Masco Corp.                         1,810,337                                                          ------------
14,600      USG Corp.*                            438,000                                                              596,188
22,800      Vulcan Materials Co.                1,313,850                                                           -----------
                                               -----------                HOTELS - MOTELS (0.4%)
                                                3,562,187
                                               -----------       21,700      Host Marriott Corp.                        317,905
         CHEMICALS (12.5%)                                                                                           ----------

28,900      Georgia Gulf Corp.                    888,675                 HOUSEHOLD PRODUCTS (4.9%)
52,500      IMC Global, Inc.                    2,145,938        19,300      Avon Products, Inc.                     1,454,738
51,800      Morton International Inc.           1,858,325        42,100      Dial Corp. (The)                        1,247,212
59,700      OM Group, Inc.                      1,977,562         7,000      Gillette Company (The)                    364,875
58,310      Raychem Corp.                       3,316,381        29,500      Helene Curtis Industries, Inc.            932,937
                                               -----------                                                          -----------
                                               10,186,881                                                            3,999,762
                                               -----------                                                           ----------
         COMPUTER EQUIPMENT (3.0%)                                        LEISURE PRODUCTS (3.2%)
                                                                107,200      Brunswick Corp.                         2,572,800
26,200      International Business                                                                                   ----------
              Machines Corp.                    2,403,850                 MACHINERY (1.6%)
                                               -----------       33,800      Johnstown America Industries, Inc.*       169,000
         DRUGS (11.5%)                                           12,200      PACCAR, Inc.                              513,925
53,700      Allergan Inc.                       1,745,250        20,200      Trinity Industries, Inc.                  636,300
 6,400      American Home Products Corp.          620,800                                                           -----------
59,900      Schering-Plough Corp.               3,279,525                                                            1,319,225
38,400      Warner-Lambert Co.                  3,729,600                                                            ----------
                                               -----------                NONFERROUS METALS (0.7%)
                                                9,375,175
                                               -----------       18,850      Alumax Inc.*                              577,281
         ELECTRONICS (0.6%)                                                                                         -----------

13,200      AMP, Inc.                             506,550
                                                  --------
                                                                          OIL & GAS (5.6%)
                                                                 31,200      Texaco Inc.                             2,449,200
         ENTERTAINMENT (2.3%)                                    71,800      Unocal Corp.                            2,091,175
32,000      Disney, (Walt) Co.                  1,888,000                                                            ----------
                                               -----------                                                           4,540,375
                                                                                                                     ----------
                                                                          PRINTING & PUBLISHING (5.8%)
         FINANCIAL (10.9%)                                       51,200      American Greetings Corp.,
15,000      Barnett Banks, Inc.                   885,000                      Class A                               1,414,400
24,000      Charter One Financial Inc.            735,000        22,800      Dun & Bradstreet Corp.                  1,476,300
13,000      Chubb Corp.                         1,257,750         3,800      Gannett Company, Inc.                     233,225
 6,100      CoreStates Financial Corp.            231,038        30,500      Gibson Greetings, Inc.*                   488,000
 5,835      Fund American Enterprises*            434,707         4,900      Tribune Co.                               299,513
88,900      Horace Mann Educators Corp.         2,778,125         2,800      Washington Post Company
31,300      Mellon Bank Corp.                   1,682,375                      (The), Class B                          789,600
24,334      U S Bancorp                           818,231                                                           -----------
                                                  --------                                                           4,701,038
                                                8,822,226                                                            ----------
                                               -----------










                                                                     (Continued)

                           CAPITAL APPRECIATION FUND
            Statement of Investments - December 31, 1995, Continued

--------------------------------------------------------------- ------------------------------------------------------------------
                                                   VALUE                                                               VALUE
 SHARES         SECURITY                          (NOTE 1)       SHARES         SECURITY                              (NOTE 1)
--------------------------------------------------------------- ------------------------------------------------------------------
           TELECOMMUNICATIONS (2.7%)                                      REPURCHASE AGREEMENT (0.5%)
  10,000      Airtouch Communications Inc.        $282,500      $403,000  Merrill Lynch & Co., Inc.,
  73,200      MCI Communications Corp.           1,912,350                   5.35%, due 01/02/96, Collateralized
                                               -----------                   by $528,558 FNMA  Pool #221091, 7.00%,
                                                 2,194,850                   due 07/01/08, market value - $411,181
                                               -----------                   (cost $403,000)                            $  403,000
           TOYS (3.1%)                                                                                                  -----------
  81,388      Mattel, Inc.                       2,502,681                Total investments                             $82,349,782
                                               -----------                   (cost $67,321,284)                         ===========
           Total common stocks                  73,955,696
               (cost $58,073,043)               ----------

         PRINCIPAL
         ---------
           CONVERTIBLE BONDS (0.6%)
$1,494,000 Consorcio G. Grupo Dina, 8.00%,        526,635
           2004                                   --------
              (cost $1,380,790)
           COMMERCIAL PAPER (9.2%)
  514,000  Heinz (H.J.) Company
              5.75%, due 01/26/96                 511,948
1,967,000  Koch Industries, Inc.
              5.62%, due 01/19/96               1,961,473
  320,000  Monsanto Co.
              5.72%, due 01/16/96                 319,237
  997,000  PHH Corp.
              5.76%, due 01/09/96                 995,724
2,705,000  Pitney Bowes Credit Corp.
              5.57%, due 01/25/96               2,694,955
  352,000  Sysco Corp.
              5.55%, due 02/01/96                 350,318
  631,000  Transamercia Finance Group Inc.
              5.81%, due 01/03/96                 630,796
                                               -----------
           Total commercial paper                7,464,451
             (cost $7,464,451)                 -----------



* Denotes a non-income producing security.
  Cost also represents cost for federal income tax purposes.
  Portfolio holding percentages represent market value as a percentage of net assets.
  See accompanying notes to financial statements.

                              TOTAL RETURN FUND
                 Statement of Investments - December 31, 1995

-------------------------------------------------------------- --------------------------------------------------------------------
                                                    VALUE                                                             VALUE
SHARES        SECURITY                             (NOTE 1)      SHARES             SECURITY                         (NOTE 1)
-------------------------------------------------------------- --------------------------------------------------------------------
         COMMON STOCKS (87.1%)
            AEROSPACE/DEFENSE (1.3%)                                          DRUGS (3.3%)
  140,000      The Boeing Company                   $10,972,500      90,000      Bristol-Meyers Squibb Co.            $7,728,750
                                                    -----------      80,000      Schering-Plough Corp.                 4,380,000
                                                                    150,000      Warner-Lambert Co.                   14,568,750
            AUTOMOBILES (4.7%)                                                                                        ----------
                                                                                                                      26,677,500
  230,000      General Motors Corp.                  12,161,250                                                       ----------
  266,400      Magna International Inc.              11,521,800               ELECTRONICS (3.7%)
  350,800      Genuine Parts Co.                     14,382,800     127,300      AMP, Inc.                             4,885,138
                                                     ----------     380,000      Intel Corp.                          21,565,000
                                                     38,065,850     139,800      Richardson Electronic Ltd.            1,502,850
                                                     ----------     177,000      Woodhead Industries, Inc.             2,522,250
            BUSINESS SERVICES (0.8%)                                                                                  ----------
  157,500      (The) Olsten Corp.                     6,221,250                                                       30,475,238
                                                     ----------                                                       ----------
                                                                              FINANCIAL (12.1%)
                                                                    500,000      Allstate Corp.                       20,562,500
            CHEMICALS (4.3%)                                        130,000      Bankers Trust NY Corp.                8,645,000
  110,000      Air Products & Chemicals Inc.          5,802,500     578,812      Bear Stearns Companies, Inc.         11,503,889
  400,500      Crompton & Knowles Corp.               5,306,625     700,000      Equitable Companies, Inc.            16,800,000
  150,000      Dupont (E.I.) DeNemours & Co.         10,481,250     200,000      First Chicago NBD                     7,900,000
  100,000      Eastman Chemical Co.                   6,262,500     350,000      Merrill Lynch & Co., Inc.            17,850,000
  268,400      Lawter International, Inc.             3,120,150     140,000      Morgan J.P. & Co., Inc.              11,235,000
  150,000      Lubrizol Corp.                         4,181,250      50,000      Morgan Stanley Group Inc.             4,031,250
                                                      ---------                                                       ----------
                                                     35,154,275                                                       98,527,639
                                                     ----------                                                       ----------
            COMPUTER EQUIPMENT (3.8%)                                         FOOD & BEVERAGES (4.4%)

  100,000      Hewlett-Packard Co.                    8,375,000   2,000,000      Grand Metropolitan Plc               14,408,000
  250,000      International Business Machines       22,937,500     176,700      Grand Metropolitan ADR                5,080,125
                                                     ----------     283,500      Heinz (H.J.) Co.                      9,390,938
                                                     31,312,500     100,100      International Flavor
                                                     ----------                    & Fragrance Inc.                    4,804,800
            COMPUTER SOFTWARE & SERVICES (0.9%)                      54,100      Universal Foods Corp.                 2,170,763
   93,500      Automatic Data Processing, Inc         6,942,375                                                       ----------
   43,100      SCS/COMPUTE Inc.*                        288,231                                                       35,854,626
                                                     ----------                                                       ----------
                                                      7,230,606               FOOD - GRAIN & AGRICULTURE (1.9%)
                                                     ----------     849,509      Archer-Daniels Midland Co.           15,291,162
            CONGLOMERATE (9.2%)                                                                                       ----------

  200,000      EG&G, Inc.                             4,850,000
  311,000      Eastman Kodak Co.                     20,837,000               HEALTHCARE SERVICES (2.7%)
1,500,000      Hanson Plc                            22,875,000     434,000      Columbia/HCA Healthcare Corp.        22,025,500
  305,300      Honeywell Inc.                        14,845,213                                                       ----------
  200,000      Rockwell International Corp.          10,575,000
   45,000      U.S. Industries Inc.                     826,875
                                                     ----------               MACHINERY & CAPITAL GOODS (2.0%)
                                                     74,809,088
                                                     ----------     155,000      Cooper Industries, Inc.               5,696,250
            CONSUMER GOODS (0.9%)                                    56,000      Duriron Inc.                          1,302,000

  153,900      Premark International Inc.             7,791,188
                                                     ----------

                                                                     (Continued)

                               TOTAL RETURN FUND
            Statement of Investments - December 31, 1995, Continued

-------------------------------------------------------------- --------------------------------------------------------------------
                                                    VALUE                                                             VALUE
SHARES        SECURITY                             (NOTE 1)      SHARES             SECURITY                         (NOTE 1)
-------------------------------------------------------------- --------------------------------------------------------------------
         MACHINERY & CAPITAL GOODS (CONTINUED)                       901,800     Sprint Corporation                 $35,959,272
                                                                                                                    -----------
  60,000    Emerson Electric Co.                  $4,905,000                                                         80,335,197
  40,000    Ingersoll-Rand Company                 1,405,000                                                        -----------
  50,000    Nordson Corporation                    2,812,500                  TRANSPORTATION (1.5%)
                                                 -----------         193,000     Union Pacific Corp.                 12,738,000
                                                  16,120,750                                                        -----------
                                                 -----------                  Total common stocks                   709,914,557
         OIL & GAS (13.7%)                                                    (cost $543,458,996)                   -----------
                                                                    PRINCIPAL
 180,000    Amoco Corporation                     12,937,500        ---------
 130,000    Exxon Corporation                     10,416,250                  REPURCHASE AGREEMENT (0.3%)
 308,900    Mobil Corp.                           34,596,800      $ 2,490,000 Merrill Lynch & Co., Inc.,
 110,000    Royal Dutch Petroleum Co.             15,523,750                    5.35%, due 01/02/96, Collateralized by
  81,300    Sonat, Inc.                            2,896,313                    $809,090 FNRM CL207W  RT92-207,
 225,000    Texaco, Inc.                          17,662,500                    8.00%, due 11/25/22 and $25,591,569
 400,000    The Williams Companies, Inc.          17,550,000                    FNMA Series 132 Stripped, 9.00%, due
                                                 -----------                    4/25/22 - market value -
                                                 111,583,113                    $2,540,547 (cost $2,490,000)          2,490,000
                                                 -----------                                                        -----------
         PAPER & FOREST PRODUCTS (0.5%)
  40,000    Georgia-Pacific Corp.                  2,745,000                  U.S. GOVERNMENT AGENCY
  62,400    Glatfelter (P.H.) Company              1,068,600                    SHORT-TERM OBLIGATIONS (9.9%)
                                                 -----------
                                                   3,813,600      24,610,000  Federal Home Loan Mortage Corp.
                                                 -----------                    Discount Notes, 5.56% through 5.35%,
         POLLUTION CONTROL (1.3%)                                               due 1/29/96 through 5/10/96          24,507,947
 350,000    WMX Technologies, Inc.                10,456,250
                                                 -----------      57,220,000  Federal National Mortgage Association
                                                                                Discount Notes, 5.55% through 5.14%,
         PRINTING & PUBLISHING (3.4%)                                           due 1/24/96 through 6/20/96          56,489,896
 275,000    Dun & Bradstreet Corp.                17,806,250
 217,600    Reader's Digest Assoc.,Inc.,                                      Total  U.S. government agency short-term
              Class B                             10,281,600                     obligations (cost $80,997,843)      80,997,843
                                                 -----------                                                        -----------
                                                  28,087,850
                                                 -----------                  U.S. TREASURY BILLS (2.1%)
         REAL ESTATE (0.1%)
  58,000    Sec Cap Pac Trust                      1,145,500      17,035,000     5.63% through 5.20%,
                                                 -----------                    due 2/8/96 through 5/16/96
                                                                                 (cost $16,760,799)                  16,760,799
         RESTAURANTS (0.1%)                                                                                          ----------
 185,000    Pancho's Mexican Buffet, Inc.            531,875                  Total investments                    $810,163,199
                                                 -----------                     (cost $643,707,638)               ============
         RETAIL (0.6%)

 149,000    Supervalu Inc.                         4,693,500
                                                 -----------      * Denotes a non-income producing security.
         TELECOMMUNICATIONS (9.9%)                                  Cost also represents cost for federal income tax purposes.
 564,300    AT&T Corp.                            36,538,425        Portfolio holding percentages represents market value as a
 300,000    MCI Communications Corp.               7,837,500        percentage of net assets.
                                                                    See accompanying notes to financial statements.




                             GOVERNMENT BOND FUND
                 Statement of Investments - December 31, 1995

-------------------------------------------------------------------------------------------------------------------------------
                       PRINCIPAL                   SECURITY                                                 VALUE (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------------
                            MORTGAGE BACKED SECURITIES (34.1%)

                                      Federal Home Loan Mortgage Corp., REMIC
                       $13,000,000         Series 1344-D, 6.00%, due 8/15/07                                  $12,521,197
                        20,000,000         Series 1415-N, 6.75%, due 11/15/07                                  20,282,380
                         9,454,271         Series 31-E, 7.55%, due 5/15/20                                      9,775,612
                        10,000,000         Series 94-E, 8.95%, due 11/15/20                                    10,223,690
                        19,117,132         Series 1143-Z, 7.50%, due 10/15/21                                  19,527,749
                         3,861,576         Series 190-D, 9.20%, due 10/15/21                                    4,044,380

                                      Federal National Mortgage Association Debentures, REMIC
                         6,500,000         Series 68-E, 8.35%, due 10/25/03                                     6,614,849
                         9,761,911         Series 94-100-M, 5.50%, due 09/25/09                                 9,671,213
                         5,000,000         Series 34-E, 9.85%, due 08/25/14                                     5,239,745
                         2,619,508         Series 88-25-B, 9.25%, due 10/25/18                                  2,766,407
                        14,000,000         Series 16-D, 9.00%, due 03/25/20                                    14,853,146
                         8,000,253         Series 67-Z, 9.00%, due 06/25/20                                     8,434,499
                         4,851,469         Series 73-A, 8.00%, due 07/25/21                                     5,013,212
                         8,127,628         Series 81-Z, 8.50%, due 04/25/22                                     8,861,545
                        17,000,000         Series 203-PJ, 6.50%, due10/25/23                                   17,180,183
                                                                                                            -------------
                                        Total mortgage backed securities                                      155,009,807
                                           (cost $147,587,504)                                              -------------

                            U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (51.5%)

                                      Federal Home Loan Banks
                        10,000,000         7.75%, due 4/25/96                                                  10,072,210
                        20,435,000         5.78%, due 2/16/01                                                  20,577,248
                        12,000,000         6.36%, due 3/21/01                                                  12,390,132
                        15,800,000         7.44%, due 8/10/01                                                  17,141,404
                                      Federal Home Loan Mortgage Corporation
                        20,000,000         6.31%, due 2/23/04                                                  19,860,120
                         8,710,000         7.97%, due 7/07/04                                                   8,957,207
                                      Federal National Mortgage Association
                        16,000,000         7.05%, due 9/05/00                                                  16,155,824
                        22,000,000         8.25%, due 10/12/04                                                 23,725,636
                                      Private Export Funding Corporation
                        34,000,000         6.86%, due 4/30/04                                                  35,203,430



                                                                     (Continued)

                             GOVERNMENT BOND FUND
           Statement of Investments - December 31, 1995, Continued

------------------------------------------------------------------------------------------------------------------------------
                         PRINCIPAL                       SECURITY                                           VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
                             U.S. GOVERNMENT AGENCY LONG-TERM OBLIGATIONS (CONTINUED)
                                       Resolution Funding Corporation, STRIPS
                       $54,000,000        0.00%, due 4/15/06                                                  $29,685,905
                        25,000,000        0.00%, due 4/15/08                                                   12,055,725
                        58,000,000        0.00%, due 7/15/13                                                   19,523,902
                        40,000,000        0.00%, due 7/15/20                                                    8,425,960
                                                                                                           ---------------
                                        Total U.S. government agency long-term obligations                    233,774,703
                                           (cost $215,815,186)                                              --------------

                             REPURCHASE AGREEMENTS  (13.1%)

                         59,674,000       Merrill Lynch & Co., Inc.
                                             5.50%, due 01/02/96, Collateralized by
                                             $59,895,000 U.S. Treasury Note, 5.625%, due 10/31/97 -
                                             market value $60,905,728                                           59,674,000
                                             (cost $59,674,000)                                              -------------

                                        Total investments (cost $423,076,690)                                 $448,458,510
                                                                                                              ============



Cost also represents cost for federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.
See accompanying notes to financial statements.

                               MONEY MARKET FUND
                  Statement of Investments - December 31, 1995

--------------------------------------------------- ------------------------------------------------------------
                                           VALUE                                                   VALUE
PRINCIPAL        SECURITY                 (NOTE 1)      PRINCIPAL      SECURITY                   (NOTE 1)
--------------------------------------------------- ------------------------------------------------------------
      CANADIAN GOVERNMENT OBLIGATIONS (8.7%)
            British Columbia, Province of                          National City Credit Corp.
$5,000,000    5.69%, due 01/04/96        $4,997,629    $8,210,000    5.55%, due 02/14/96         $8,154,309
 2,000,000    5.60%, due 02/05/96         1,989,111     6,160,000    5.68%, due 02/21/96          6,110,433
 5,000,000    5.62%, due 02/12/96         4,967,217     9,590,000    5.50%, due 02/22/96          9,513,813
 5,000,000    5.56%, due 02/12/96         4,967,566                                             ------------
 5,000,000    5.60%, due 02/26/96         4,956,445                                              58,104,893
           Canadian Wheat Board                                                                 -----------
                                                           BROKER-DEALERS (10.0%)
 3,000,000    5.60%, due 02/07/96         2,982,734                Bear Stearns Companies, Inc.
 4,000,000    5.64%, due 02/13/96         3,973,054
 6,000,000    5.62%, due 02/13/96         5,959,723     6,000,000    5.74%, due 01/31/96          5,971,300
 5,000,000    5.63%, due 02/15/96         4,964,812     6,000,000    5.72%, due 02/02/96          5,969,493
 5,000,000    5.63%, due 02/21/96         4,960,121     4,000,000    5.70%, due 02/09/96          3,975,300
           Export Development                           2,000,000    5.64%, due 02/29/96          1,981,513
 9,850,000    5.74%, due 01/03/96         9,846,859     3,000,000    5.65%, due 03/01/96          2,971,750
 9,815,000    5.72%, due 01/05/96         9,808,762                Dean Witter Discover & Co.
                                         ----------     7,000,000    5.68%, due 01/18/96          6,981,224
       Total Canadian                                   5,000,000    5.72%, due 01/24/96          4,981,728
        obligations (cost $64,374,033)   64,374,033     4,000,000    5.72%, due 01/26/96          3,984,111
                                        -----------     1,820,000    5.70%, due 01/26/96          1,812,796
                                                        1,000,000    5.68%, due 01/26/96            996,056
   COMMERCIAL PAPER (90.0%)                             4,000,000    5.68%, due 01/31/96          3,981,067
    AGRICULTURE/FINANCE (2.7%)                          3,000,000    5.70%, due 02/01/96          2,985,275
           Deere, (John) Capital                                   Merrill Lynch & Co., Inc.
 1,000,000    5.65%, due 02/05/96           994,507    10,000,000    5.62%, due 02/23/96          9,917,261
10,000,000    5.62%, due 03/08/96         9,895,406                Smith Barney, Inc.
 5,000,000    5.53%, due 04/10/96         4,923,195     5,000,000    5.75%, due 01/10/96          4,992,812
 4,000,000    5.54%, due 04/19/96         3,932,905     7,000,000    5.73%, due 01/12/96          6,987,744
                                         ----------     5,000,000    5.70%, due 01/24/96          4,981,792
                                         19,746,013                                            ------------
                                        -----------                                              73,471,222
    AUTO/FINANCE (2.0%)                                                                         -----------
                                                                  CHEMICALS (4.2%)
           Ford Motor Credit Co.                                   Great Lakes Chemical Corp.
   966,000    5.70%, due 01/04/96           965,541     4,000,000    5.75%, due 01/30/96          3,981,472
 2,000,000    5.70%, due 01/19/96          1,994,300    9,000,000    5.50%, due 02/16/96          8,936,750
12,000,000    5.64%, due 02/23/96         11,900,360
                                         -----------               Monsanto Co.
                                          14,860,201
                                         -----------    9,000,000    5.75%, due 01/22/96          8,969,813
    BANKS (7.9%)                                        9,000,000    5.72%, due 01/23/96          8,968,540
           Banc One Corp.                                                                      ------------
                                                                                                 30,856,575
 7,000,000    5.65%, due 02/07/96          6,959,351                                            -----------
           CoreStates Capital Corp.                       CONSUMER PRODUCTS (3.5%)
 4,005,000    5.67%, due 01/17/96          3,994,907           Gillette Co.
            First Union Corp.                           4,387,000    5.80%, due 01/05/96          4,384,173
10,000,000    5.71%, due 01/29/96          9,955,589    9,500,000    5.70%, due 01/05/96          9,493,983
13,500,000    5.71%, due 02/09/96         13,416,491    3,000,000    5.68%, due 02/02/96          2,984,853

                                                                     (Continued)

                               MONEY MARKET FUND
            Statement of Investments - December 31, 1995, Continued

--------------------------------------------------- ------------------------------------------------------------
                                           VALUE                                                   VALUE
PRINCIPAL        SECURITY                 (NOTE 1)      PRINCIPAL      SECURITY                   (NOTE 1)
--------------------------------------------------- ------------------------------------------------------------
             Gillette Co. (continued)                       DRUGS & COSMETICS (3.0%)
$9,000,000    5.60%, due 02/16/96          $8,935,600           Abbott Laboratories
                                           ----------
                                           25,798,609    $6,000,000     5.70%, due 01/04/96        $5,997,150
                                           ----------     7,000,000     5.63%, due 01/08/96         6,992,337
     CONSUMER SALES FINANCE (7.7%)                        9,000,000     5.63%, due 01/22/96         8,970,443
             American Express Credit Corp.                                                        -----------
                                                                                                   21,959,930
8,000,000     5.63%, due 02/12/96           7,947,453         FINANCE (0.8%)                      -----------
             Associates Corp. of North America                  Nestle Capital Corp.
6,000,000     5.62%, due 02/07/96           5,965,344     6,000,000     5.70%, due 01/11/96         5,990,500
             Avco Financial Services, Inc.                                                        -----------

3,770,000     5.75%, due 01/17/96           3,760,366         FINANCIAL SERVICES/UTILITIES (3.5%)
7,000,000     5.73%, due 01/25/96           6,973,260           National Rural Utilities Cooperative
6,360,000     5.77%, due 01/31/96           6,329,419    10,000,000     5.60%, due 02/06/96         9,944,000
5,000,000     5.66%, due 02/12/96           4,966,983     5,000,000     5.65%, due 02/13/96         4,966,257
             Commercial Credit Co.                        2,990,000     5.62%, due 02/20/96         2,966,661
9,000,000     5.79%, due 01/23/96           8,968,155     8,000,000     5.65%, due 02/26/96         7,929,689
             Norwest Financial, Inc.                                                              -----------
                                                                                                   25,806,607
9,000,000    5.79%, due 01/18/96            8,975,393                                             -----------
                                                              FOOD & BEVERAGES (8.5%)
3,000,000    5.69%, due 02/28/96            2,972,498
                                           ----------           CPC International Inc.
                                           56,858,871
                                           ----------     2,500,000     5.70%, due 01/24/96         2,490,896
    CORPORATE CREDIT UNIONS (3.2%)                        7,200,000     5.60%, due 03/11/96         7,121,600
             U.S. Central Credit Union
                                                               Campbell Soup Co.
 7,075,000    5.72%, due 01/08/96           7,067,131     9,000,000     5.77%, due 01/03/96         8,997,115
 6,000,000    5.77%, due 01/18/96           5,983,652       973,000     5.75%, due 01/10/96           971,601
10,392,000    5.68%, due 01/19/96          10,362,487     1,000,000     5.67%, due 01/10/96           998,583
                                           ----------
                                           23,413,270          Heinz "HJ" Company
                                           ----------     5,000,000     5.70%, due 01/16/96         4,988,125
    DIVERSIFIED FINANCE (6.4%)                            9,000,000     5.70%, due 01/24/96         8,967,225
             General Electric Capital Corp.               4,000,000     5.72%, due 01/26/96         3,984,111
 5,000,000    5.57%, due 02/21/96           4,960,546     6,000,000     5.75%, due 01/29/96         5,973,167
 2,500,000    5.62%, due 02/23/96           2,479,315          Sysco Corp.
 5,000,000    5.52%, due 03/18/96           4,940,967     3,268,000     5.72%, due 01/09/96         3,263,846
 3,000,000    5.55%, due 04/12/96           2,952,825    10,000,000     5.55%, due 02/09/96         9,939,875
 4,000,000    5.57%, due 04/16/96           3,934,398     5,000,000     5.63%, due 02/15/96         4,964,812
 2,000,000    5.52%, due 04/24/96           1,965,040                                             -----------
 3,000,000    5.58%, due 05/01/96           2,943,735                                              62,660,956
                                                                                                  -----------
             Transamerica Finance Corp.
                                                             INSURANCE (6.9%)
                                                               American General Corp.
 7,306,000    5.76%, due 01/02/96           7,304,831     6,642,000    5.58%, due 01/11/96          6,631,705
 5,000,000    5.77%, due 01/10/96           4,992,788    13,145,000    5.55%, due 01/17/96         13,112,576
 5,000,000    5.69%, due 01/29/96           4,977,872          Marsh & McLennan Co.
 4,815,000    5.71%, due 02/05/96           4,788,270
 1,300,000    5.56%, due 02/16/96           1,290,764       400,000    5.95%, due 01/04/96            399,802
                                           ----------
                                           47,531,351
                                           ----------

                                                                     (Continued)

                              MONEY MARKET FUND
           Statement of Investments - December 31, 1995, Continued

---------------------------------------------------- ---------------------------------------------------------
                                             VALUE                                                   VALUE
PRINCIPAL      SECURITY                     (NOTE 1)    PRINCIPAL       SECURITY                    (NOTE 1)
---------------------------------------------------- ---------------------------------------------------------
        INSURANCE (continued)                            PHARMACEUTICALS/HEALTHCARE (2.6%)
       MetLife Funding Inc.                                     Schering Corp.
$4,895,000    5.72%, due 01/11/96         $4,887,222    $10,000,000     5.69%, due 01/16/96       $9,976,292
 5,933,000    5.57%, due 02/02/96          5,903,625      4,000,000     5.63%, due 02/06/96        3,977,480
        Old Republic                                      5,000,000     5.65%, due 03/27/96        4,932,514
 3,000,000    5.63%, due 01/09/96          2,996,247                                            ------------
 1,000,000    5.62%, due 01/09/96            998,751                                              18,886,286
 5,000,000    5.68%, due 02/01/96          4,975,545                                            ------------
 3,000,000    5.63%, due 03/05/96          2,969,973          PREMIUM FINANCE (2.8%)
 8,000,000    5.50%, due 04/11/96          7,876,555            A.I. Credit Corp.
                                         -----------      4,294,000     5.55%, due 01/08/96        4,289,366
                                          50,752,001                    5.67%, due 01/12/96       16,526,318
                                         -----------                                            ------------
    LEASE FINANCING (3.3%)                                                                        20,815,684
       PHH Corp.                                                                                ------------
 5,000,000    5.74%, due 01/19/96          4,985,650   RAILROADS (3.4%)
 5,000,000    5.67%, due 01/25/96          4,981,100            Norfolk & Southern
 6,840,000    5.73%, due 01/30/96          6,808,428      8,000,000    5.65%, due 01/16/96         7,981,167
 5,000,000    5.55%, due 02/15/96          4,965,312      7,150,000    5.70%, due 01/25/96         7,122,830
 3,478,000    5.55%, due 02/23/96          3,449,582     10,000,000    5.65%, due 01/26/96         9,960,762
                                         -----------                                            ------------
                                          25,190,072                                              25,064,759
                                         -----------                                            ------------
    MANUFACTURING (2.5%)                                             Total commercial paper      663,895,784
       Illinois Tool Works                                                                      ------------
 8,000,000    5.72%, due 01/04/96          7,996,187              (cost $663,895,784)
10,640,000    5.72%, due 01/09/96         10,626,475
                                         -----------
                                          18,622,662     CORPORATE NOTE (0.7%)
                                         -----------            Morgan Guaranty Trust
    OFFICE EQUIPMENT (0.7%)                               5,000,000    6.07%, due 10/03/96         5,000,000
 5,000,000 Pitney Bowes Credit Corp.       4,965,778                                         ---------------
                                        ------------                      (cost  $5,000,000)
              5.60%, due 02/14/96

        OIL & GAS (0.8%)                                     U.S. GOVERNMENT  AGENCY

             Koch Industries, Inc.                            SHORT-TERM OBLIGATIONS
 5,985,000    5.63%, due 01/18/96          5,969,088            FNMA Medium-term
                                        ------------      5,000,000    5.71%, due 06/10/96         4,999,273
                                                                                              --------------
                                                                        (cost $4,999,273)
    OIL & GAS:  EQUIPMENT (2.0%)
       Chevron Transport Corp.
                                                                    Total investments           $738,269,090
 5,636,000    5.72% due 01/08/96           5,629,732                                           =============
 9,000,000    5.73% due 01/30/96           8,958,457                 (cost $738,269,090)
                                        ------------
                                          14,588,189
                                         -----------
    PAPER AND FOREST PRODUCTS (1.6%)
       Sonoco Products Co.
 8,000,000    5.70%, due 01/10/96          7,988,600
 4,000,000    5.70%, due 01/11/96          3,993,667
                                        ------------      Cost also represents cost for federal income tax
                                          11,982,267      purposes.
                                        ------------      Portfolio holding percentages represent market
                                                          value as a percentage of net assets.
                                                          See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Assets and Liabilities

                               December 31, 1995

                                                                                    Capital
                                                                  Small Company   Appreciation  Total Return
         Assets                                                        Fund           Fund          Fund
         ------                                                   -------------   ------------  -------------
Investments in securities, at value
   (cost $16,750,963, $67,321,284, and                               $18,259,754    82,349,782    810,163,199
    $643,707,638, respectively)
Cash                                                                           -         2,702              -
Accrued interest and dividends receivable                                  8,407       142,109      1,605,501
Receivable for investment securities sold                                140,360           225      3,571,881
Receivable from advisor (note 2)                                          10,495             -              -
Net receivable for foreign currency contracts purchased (note 1)             393             -              -
Deferred organization expenses (note 2)                                    8,775             -              -
Other assets                                                                   -             -          1,083
                                                                   -------------   ------------  -------------

Total assets                                                          18,428,184    82,494,818    815,341,664
                                                                   -------------   ------------  -------------
         Liabilities
         -----------
Payable for investment securities purchased                            1,230,782     1,218,673              -
Payable for fund shares redeemed                                           2,231             -         16,102
Accrued management fees (note 2)                                          15,262        35,516        341,691
Other accrued expenses                                                    24,437         3,618         19,399
                                                                    -------------   ------------  -------------

Total liabilities                                                      1,272,712     1,257,807        377,192
                                                                  -------------   ------------  -------------

NET ASSETS                                                            17,155,472    81,237,011    814,964,472
                                                                  -------------   ------------  -------------

Represented by:
   Capital                                                            15,746,917    66,188,734    648,374,493
   Net unrealized appreciation on investments and trans-
         lation of assets and liabilities in foreign currencies        1,509,184    15,028,498    166,455,561
   Undistributed net realized loss from investments and
         foreign currency transactions                                  (103,052)            -              -
   Distributions in excess of net realized gains from investments              -        (1,329)      (227,335)
   Undistributed net investment income                                     2,423        21,108        361,753
                                                                  -------------   ------------  -------------

NET ASSETS                                                           $17,155,472    81,237,011    814,964,472
                                                                   -------------   ------------  -------------

Shares outstanding (unlimited number of                                1,502,078     6,028,094     70,638,277
   shares authorized)                                              -------------   ------------  -------------

Net asset, offering and redemption price per share                        $11.42        $13.48         $11.54
                                                                           -----         -----          ------



See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Assets and Liabilities
                               December 31, 1995


                                                        Government Bond    Money Market
         Assets                                              Fund              Fund
         ------                                         ----------------   -------------
Investments in securities, at value
   (cost $363,402,690 and $738,269,090,                     $388,784,510     738,269,090
    respectively)
Repurchase agreement (cost $59,674,000)                       59,674,000               -
Accrued interest and dividends receivable                      4,261,011          92,529
Receivable for investment securities sold                     25,646,041               -
Other assets                                                         474             386
                                                        ----------------   -------------

Total assets                                                 478,366,036     738,362,005
                                                        ----------------   -------------
         Liabilities
         -----------
Payable for investment securities purchased                   24,132,396               -
Payable for fund shares redeemed                                   9,244         577,547
Accrued management fees (note 2)                                 186,523         331,100
Distribution payable                                                   -          29,427
Other accrued expenses                                            21,816          16,125
                                                        ----------------   -------------

Total liabilities                                             24,349,979         954,199
                                                        ----------------   -------------

NET ASSETS                                                   454,016,057     737,407,806
                                                        ----------------   -------------

Represented by:
   Capital                                                   437,362,491     737,411,256
   Net unrealized appreciation on investments                 25,381,820               -
   Undistributed net realized loss from investments           (8,772,912)         (5,864)
   Undistributed net investment income                            44,658           2,414
                                                        ----------------   -------------

NET ASSETS                                                  $454,016,057     737,407,806
                                                        ----------------   -------------

Shares outstanding (unlimited number of                       39,968,359     737,411,142
   shares authorized)                                   ----------------   -------------

Net asset, offering and redemption price per share                $11.36           $1.00
                                                                   -----            ----





See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                                                                 Period from
                                                               October 23, 1995
                                                               (commencement of
                                                               operations) through
                                                               December 31, 1995
                                                                   (note 1)          Year Ended December 31, 1995
                                                               ------------------    -----------------------------
                                                                                        Capital
                                                                Small Company        Appreciation    Total Return
                                                                     Fund                Fund            Fund
                                                               ------------------    ----------      ------------
INVESTMENT INCOME:
         Income:
              Interest                                              $   45,862          341,053         5,818,208
              Dividends                                                  9,528        1,243,728        17,023,101
              Less foreign tax withheld                                   (235)               -                 -
                                                               ------------------    ----------      ------------
                   Total income                                         55,155        1,584,781        22,841,309
                                                               ------------------    ----------      ------------


         Expenses (note 2):
              Investment management fees                                21,498          326,158         3,406,571
              Custodian fees                                            10,004           13,210            22,300
              Professional services                                        104            3,102            35,088
              Trustees fees and expenses                                     2              130             1,377
              Share registration fees                                    1,724                -                 -
              Other                                                      4,035            9,245            27,588
                                                               ------------------    ----------      ------------
                Total expenses                                          37,367          351,845         3,492,924
                Less waived fees and reimbursed expenses               (10,495)               -                 -
                                                               ------------------    ----------      ------------
                  Net expenses                                          26,872          351,845         3,492,924
                                                               ------------------    ----------      ------------

                  Net investment income                                 28,283        1,232,936        19,348,385
                                                               ------------------    ----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY (note 4):

         Net realized gain (loss) on investments
               and foreign currency transactions                      (103,052)       2,523,674        42,991,075
                                                               ---------------       ----------      ------------
         Net change in unrealized appreciation
               on investments and translation
               of assets and liabilities in foreign currencies       1,509,184       13,171,765       108,350,477
                                                               ------------------    ----------      ------------

                  Net realized and unrealized gain
                   on investments and
                   foreign currency                                  1,406,132       15,695,439       151,341,552
                                                               ------------------    ----------      ------------

                  Net increase in net assets
                   from operations                                  $1,434,415       16,928,375       170,689,937
                                                               ------------------    ----------      ------------






See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                          Year Ended December 31, 1995


                                                                               Government Bond                 Money
                                                                                      Fund                     Market
                                                                                --------------             -------------
INVESTMENT INCOME:
        Income:
           Interest                                                               $29,097,304                 43,049,609
                                                                                --------------             -------------
        Expenses (note 2):
           Investment management fees                                               2,088,523                  3,574,486
           Custodian fees                                                              16,500                     37,156
           Professional services                                                       19,158                     38,148
           Trustees fees and expenses                                                     815                      1,403
           Share registration fees                                                          -                      9,977
           Other                                                                       21,963                     26,551
                                                                                --------------             -------------
                     Total expenses                                                 2,146,959                  3,687,721
                                                                                --------------             -------------

                            Net investment income                                  26,950,345                 39,361,888
                                                                                --------------             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (note 4):

        Net realized gain (loss) on investments                                       813,537                     (5,864)

        Net change in unrealized appreciation
           on investments                                                          43,487,386                          -
                                                                                --------------             -------------
                            Net realized and unrealized gain
                            (loss) on investments                                  44,300,923                     (5,864)
                                                                                --------------             -------------
                            Net increase in net assets
                            from operations                                       $71,251,268                 39,356,024
                                                                                --------------             -------------






See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Small Company Fund

                       Statement of Changes in Net Assets

                                                                            Period from October 23, 1995
                                                                            (commencement of opererations)
                                                                                        through
                                                                                   December 31, 1995
                                                                                   -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                           $    28,283
     Net realized loss on investments and foreign currency transactions                 (103,052)
     Net change in unrealized appreciation on investments
           and translation of assets and liabilities in foreign currencies             1,509,184
                                                                                     -----------
         Net increase in net assets resulting
              from operations                                                          1,434,415
                                                                                     -----------
Dividends to shareholders from net
     investment income                                                                   (25,860)
                                                                                     -----------
Capital share transactions:
     Net proceeds from sale of shares                                                 18,935,596
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                                     25,860
     Cost of shares redeemed                                                          (3,214,539)
                                                                                     -----------
         Net increase in net assets derived
              from capital share transactions                                         15,746,917
                                                                                     -----------
NET INCREASE IN NET ASSETS                                                            17,155,472

NET ASSETS - BEGINNING OF PERIOD (note 1)                                                     --
                                                                                     -----------
NET ASSETS - END OF PERIOD                                                           $17,155,472
                                                                                     -----------
Undistributed net realized loss on investments and foreign
     currency transactions included in net assets at end of period                     ($103,052)
                                                                                     -----------
Undistributed net investment income included
     in net assets at end of period                                                       $2,423
                                                                                     -----------

Shares sold                                                                            1,796,171
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                           2,265
Shares redeemed                                                                         (296,358)
                                                                                     -----------
         Net increase in number of shares                                              1,502,078
                                                                                     -----------

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                          Capital Appreciation Fund

                      Statements of Changes in Net Assets


                                                                            Year Ended            Year Ended
                                                                         December 31, 1995     December 31, 1994
                                                                         -----------------     -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                 $  1,232,936                  837,482
     Net realized gain on investments                                         2,523,674                  346,937
     Net change in unrealized appreciation or                                13,171,765               (1,498,651)
           depreciation on investments                                     ------------              -----------
         Net increase (decrease) in net assets
              resulting from operations                                      16,928,375                 (314,232)
                                                                           ------------              -----------
Dividends to shareholders from:
     Net investment income                                                   (1,213,046)                (849,394)
     Net realized gain on investments                                        (2,302,021)                      --
     In excess of net realized gains on investments                              (1,329)                      --
                                                                           ------------              -----------
         Net decrease in net assets from distributions
              to shareholders                                                (3,516,396)                (849,394)
                                                                           ------------              -----------
Capital share transactions:
     Net proceeds from sale of shares                                        26,980,755               30,484,829
     Net asset value of shares issued to shareholders
          from reinvestment of dividends and distributions                    3,863,870                  501,921
     Cost of shares redeemed                                                (23,461,693)              (8,306,890)
                                                                           ------------              -----------
         Net increase in net assets derived
              from capital share transactions                                 7,382,932               22,679,860
                                                                           ------------              -----------

NET INCREASE IN NET ASSETS                                                   20,794,911               21,516,234

NET ASSETS - BEGINNING OF PERIOD                                             60,442,100               38,925,866
                                                                           ------------              -----------

NET ASSETS - END OF PERIOD                                                 $ 81,237,011               60,442,100
                                                                           ------------              -----------

Undistributed net realized gain (loss) on investments
     included in net assets at end of period                               $         --                 (221,653)
                                                                           ------------              -----------

Distributions in excess of net realized gains on investments
     included in net assets at end of period                               $     (1,329)                      --
                                                                           ------------              -----------

Undistributed net investment income included
     in net assets at end of period                                        $     21,108                    1,218
                                                                           ------------              -----------

Shares sold                                                                   2,172,400                2,762,464
Shares issued to shareholders from reinvestment of
     dividends and distributions                                                299,746                   46,200
Shares redeemed                                                              (1,977,044)                (752,522)
                                                                           ------------              -----------
         Net increase in number of shares                                       495,102                2,056,142
                                                                           ------------              -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Total Return Fund

                      Statements of Changes in Net Assets



                                                                      Year Ended               Year Ended
                                                                    December 31, 1995       December 31, 1994
                                                                    -----------------       -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                             $ 19,348,385             14,106,978
     Net realized gain on investments                                    42,991,075             12,868,879
     Net change in unrealized appreciation or depreciation              108,350,477            (22,354,876)
          on investments                                               ------------            -----------
        Net increase in net assets resulting                            170,689,937              4,620,981
             from operations                                           ------------            -----------

Dividends to shareholders from:
     Net investment income                                              (19,011,213)           (14,258,556)
     Net realized gain on investments                                   (42,991,075)           (12,868,879)
     In excess of net realized gain on investments                         (227,335)                    --
                                                                       ------------            -----------
        Net decrease in net assets from
             distributions to shareholders                              (62,229,623)           (27,127,435)
                                                                       ------------            -----------
Capital share transactions:
     Net proceeds from sale of shares                                   145,723,309            118,067,999
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions                    79,264,509             10,092,549
     Cost of shares redeemed                                            (53,304,608)           (27,076,015)
                                                                       ------------            -----------
        Net increase in net assets derived
             from capital share transactions                            171,683,210            101,084,533
                                                                       ------------            -----------

NET INCREASE IN NET ASSETS                                              280,143,524             78,578,079

NET ASSETS - BEGINNING OF PERIOD                                        534,820,948            456,242,869
                                                                       ------------            -----------

NET ASSETS - END OF PERIOD                                             $814,964,472            534,820,948
                                                                       ------------            -----------

Undistributed (distribution in  excess of) net realized gain
     on investments included in net assets at end of period            $   (227,335)                    --
                                                                       ------------            -----------

Undistributed net investment income included
     in net assets at end of period                                    $    361,753                 24,581
                                                                       ------------            -----------

Shares sold                                                              13,111,420             11,644,751
Shares issued to shareholders from reinvestment of
     dividends and distributions                                          7,198,362              1,006,173
Shares redeemed                                                          (4,821,628)            (2,679,189)
                                                                       ------------            -----------
        Net increase in number of shares                                 15,488,154              9,971,735
                                                                       ------------            -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Government Bond Fund

                      Statements of Changes in Net Assets

                                                                  Year Ended              Year Ended
                                                               December 31, 1995      December 31, 1994
                                                               -----------------      -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                       $  26,950,345            25,873,023
     Net realized gain on investments                                  813,537            (9,586,449)
     Net change in unrealized appreciation or depreciation
          on investments                                            43,487,386           (30,390,066)
                                                                 -------------           -----------
         Net increase (decrease) in net assets
               resulting from operations                            71,251,268           (14,103,492)
                                                                 -------------           -----------

Dividends to shareholders from net investment income               (26,924,228)          (25,947,244)
                                                                 -------------           -----------

Capital share transactions:
     Net proceeds from sale of shares                               90,606,931            65,517,795
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions               33,834,038            19,037,434
     Cost of shares redeemed                                      (106,004,873)          (86,835,833)
                                                                 -------------           -----------
         Net increase (decrease) in net assets derived
               from capital share transactions                      18,436,096            (2,280,604)
                                                                 -------------           -----------

NET INCREASE (DECREASE) IN NET ASSETS                               62,763,136           (42,331,340)

NET ASSETS - BEGINNING OF PERIOD                                   391,252,921           433,584,261
                                                                 -------------           -----------

NET ASSETS - END OF PERIOD                                       $ 454,016,057           391,252,921
                                                                 -------------           -----------

Undistributed net realized loss on investments
     included in net assets at end of period                     $  (8,772,912)           (9,586,449)
                                                                 -------------           -----------

Undistributed net investment income included
     in net assets at end of period                              $      44,658                18,541
                                                                 -------------           -----------

Shares sold                                                          8,275,783             6,207,952
Shares issued to shareholders from reinvestment of
     dividends and distributions                                     3,126,554             1,808,620
Shares redeemed                                                     (9,801,205)           (8,140,889)
                                                                 -------------           -----------
         Net increase (decrease) in number of shares                 1,601,132              (124,317)
                                                                 -------------           -----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Money Market Fund

                      Statements of Changes in Net Assets



                                                                Year Ended               Year Ended
                                                             December 31, 1995        December 31, 1994
                                                             -----------------        -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                    $    39,361,888            26,149,226
     Net realized gain (loss) on investments                           (5,864)                1,195
                                                              ---------------            ----------
         Net increase in net assets resulting
              from operations                                      39,356,024            26,150,421
                                                              ---------------            ----------
Dividends to shareholders from:
     Net investment income                                        (39,360,095)          (26,148,730)
     Net realized gain on investments                                      --                  (548)
                                                              ---------------            ----------
         Net decrease in net assets from
              distribution to shareholders                        (39,360,095)          (26,149,278)
                                                              ---------------            ----------
Capital share transactions:
     Net proceeds from sale of shares                             971,797,511         1,245,852,351
     Net asset value of shares issued to shareholders from
          reinvestment of dividends and distributions              43,287,489            22,191,860
     Cost of shares redeemed                                   (1,105,699,769)         (791,816,873)
                                                              ---------------            ----------
         Net increase (decrease) in net assets
              derived from capital share transactions             (90,614,769)          476,227,338
                                                              ---------------            ----------

NET INCREASE (DECREASE) IN NET ASSETS                             (90,618,840)          476,228,481

NET ASSETS - BEGINNING OF PERIOD                                  828,026,646           351,798,165
                                                              ---------------            ----------

NET ASSETS - END OF PERIOD                                    $   737,407,806           828,026,646
                                                              ---------------            ----------

Undistributed net realized loss on investments
     included in net assets at end of period                  $        (5,864)                   --
                                                              ---------------            ----------

Undistributed net investment income included
     in net assets at end of period                           $         2,414                   621
                                                              ---------------            ----------

Shares sold                                                       971,797,397         1,245,852,351
Shares issued to shareholders from reinvestment of
     dividends and distributions                                   43,287,489            22,191,860
Shares redeemed                                                (1,105,699,769)         (791,816,873)
                                                              ---------------            ----------
         Net increase (decrease) in number of shares              (90,614,883)          476,227,338
                                                              ---------------            ----------


See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Small Company Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout the period

                                                Period from October 23, 1995
                                                (commencement of operations)
                                                          through
                                                    December, 31, 1995
                                                    ------------------
NET ASSET VALUE -
     BEGINNING OF PERIOD (note 1)                         $10.00

Net investment income                                       0.02

Net realized gain and unrealized appreciation
     on investments and translation
     of assets and liabilities in foreign currencies        1.42
                                                          ------

         Total from investment operations                   1.44
                                                          ------

Dividends from net investment income                       (0.02)
                                                          ------

Net increase in net asset value                             1.42
                                                          ------

NET ASSET VALUE -
     END OF PERIOD                                        $11.42
                                                          ------

Total Return*                                              14.38%

Ratio of expenses to average net assets*                    1.25%

Ratio of expenses to average net assets**                   1.74%

Ratio of net investment income to
     average net assets*                                    1.32%

Ratio of net investment income to
     average net assets**                                    .83%

Portfolio turnover                                          9.03%

Net Assets, end of period (000)                          $17,155


*Ratios for partial years are annualized. Total return is not annualized. **Ratios calculated as if no fees were waived or expenses reimbursed.

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                           Capital Appreciation Fund

                              Financial Highlights





                 Selected data for each share of capital stock
                       outstanding throughout each period

                                                                              Period from
                                                                              April 15, 1992
                                                     Years Ended              (commencement
                                                     December 31,           operations) through
                                                1995      1994      1993    December 31, 1992
                                                ----      ----      ----    -------------------
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $10.92     11.20     10.46         10.00

Net investment income                           0.23      0.18      0.26          0.10

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                2.96     (0.28)     0.74          0.48
                                              ------     -----     -----         -----

         Total from investment operations       3.19     (0.10)     1.00          0.58
                                              ------     -----     -----         -----

Dividends from net investment income           (0.23)    (0.18)    (0.26)        (0.10)

Distributions from net realized gain
     from investment transactions              (0.40)        -         -         (0.02)
                                              ------     -----     -----         -----

         Total distributions                   (0.63)    (0.18)    (0.26)        (0.12)
                                              ------     -----     -----         -----

Net increase (decrease) in net asset value      2.56     (0.28)     0.74          0.46
                                              ------     -----     -----         -----
NET ASSET VALUE -
     END OF PERIOD                            $13.48     10.92     11.20         10.46
                                              ------     -----     -----         -----

Total Return*                                  29.35%    (0.90)%    9.61%        10.92%

Ratio of expenses to average net assets*         .54%      .56%      .59%          .69%

Ratio of net investment income to
     average net assets*                        1.89%     1.76%     2.82%         1.95%

Portfolio turnover                             20.28%    11.21%    16.87%         5.01%

Net Assets, end of period (000)              $81,237    60,442    38,926        18,800


*Ratios for partial years are annualized.  Total return is not annualized.

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Total Return Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period





                                                            Years Ended December 31,
                                                            ------------------------
                                                  1995      1994     1993     1992     1991
                                                  ----      ----     ----     ----     ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $   9.70     10.10     9.46     9.07     6.74

Net investment income                             0.31      0.21     0.23     0.25     0.22

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                  2.49     (0.10)    0.79     0.48     2.34
                                              --------     -----   ------    -----    -----
         Total from investment operations         2.80      0.11     1.02     0.73     2.56
                                              --------     -----   ------    -----    -----
Dividends from net investment income             (0.31)    (0.28)   (0.24)   (0.25)   (0.23)

Distributions from net realized gain
     from investment transactions                (0.65)    (0.23)   (0.14)   (0.09)       -
                                              --------     -----   ------    -----    -----
         Total distributions                     (0.96)    (0.51)   (0.38)   (0.34)   (0.23)
                                              --------     -----   ------    -----    -----
Net increase (decrease) in net asset value        1.84     (0.40)    0.64     0.39     2.33
                                              --------     -----   ------    -----    -----
NET ASSET VALUE -
     END OF PERIOD                            $  11.54      9.70    10.10     9.46     9.07
                                              --------     -----   ------    -----    -----
Total Return                                     29.09%     1.07%   10.92%    8.18%   38.49%

Ratio of expenses to average net assets            .51%      .52%     .53%     .53%     .53%

Ratio of net investment income to
     average net assets                           2.84%     2.76%    2.51%    2.69%    2.74%

Portfolio turnover                               16.12%    12.06%    9.79%   12.48%   14.50%

Net Assets, end of period (000)               $814,964   534,821  456,243  334,917  250,701




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Government Bond Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                                                          Years Ended December 31,
                                                          ------------------------
                                                  1995      1994     1993     1992      1991
                                                  ----      ----     ----     ----      ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $  10.20     11.26    10.92    11.24     10.40

Net investment income                             0.71      0.69     0.71     0.98      0.86

Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                  1.16     (1.06)    0.32    (0.14)     0.82
                                              --------     -----    -----    -----     -----
         Total from investment operations         1.87     (0.37)    1.03     0.84      1.68
                                              --------     -----    -----    -----     -----
Dividends from net investment income             (0.71)    (0.69)   (0.66)   (0.93)    (0.84)

Distributions from net realized gain
     from investment transactions                    -         -    (0.03)   (0.23)        -
                                              --------     -----    -----    -----     -----
         Total distributions                     (0.71)    (0.69)   (0.69)   (1.16)    (0.84)
                                              --------     -----    -----    -----     -----
Net increase (decrease) in net asset value        1.16     (1.06)    0.34    (0.32)     0.84
                                              --------     -----    -----    -----     -----
NET ASSET VALUE -
     END OF PERIOD                            $  11.36     10.20    11.26    10.92     11.24
                                              --------     -----    -----    -----     -----
Total Return                                     18.74%    (3.23)%   9.52%    7.87%    16.70%

Ratio of expenses to average net assets            .51%      .51%     .53%     .53%      .55%

Ratio of net investment income to
     average net assets                           6.45%     6.46%    5.91%    8.75%     8.07%

Portfolio turnover                               97.05%   111.40%  175.37%   73.75%    77.70%

Net Assets, end of period (000)               $454,016   391,253  433,584  301,841   198,769




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                               Money Market Fund

                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period



                                                          Years Ended December 31,
                                                          ------------------------
                                                  1995     1994     1993     1992      1991
                                                  ----     ----     ----     ----      ----
NET ASSET VALUE -
     BEGINNING OF PERIOD                      $   1.00     1.00     1.00     1.00      1.00

Net investment income                             0.06     0.04     0.03     0.03      0.06

Dividends from net investment income             (0.06)   (0.04)   (0.03)   (0.03)    (0.06)
                                              --------    -----    -----    -----     -----
Net increase (decrease) in net asset value           -        -        -        -         -
                                              --------    -----    -----    -----     -----
NET ASSET VALUE -
     END OF PERIOD                            $   1.00     1.00     1.00     1.00      1.00
                                              --------    -----    -----    -----     -----

Total Return                                      5.66%    3.88%    2.76%    3.40%     5.84%

Ratio of expenses to average net assets            .52%     .54%     .53%     .53%      .54%

Ratio of net investment income to
     average net assets                           5.51%    4.00%    2.72%    3.36%     5.65%

Net Assets, end of period (000)               $737,408  828,027  351,798  330,011   363,502




See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                        Notes to Financial Statements


                              December 31, 1995



1.  Summary of Significant Accounting Policies
    ------------------------------------------

      Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.


      The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amount of $5,000,000, the Fund became effective and sales of shares commenced.


      Use of Estimates
      ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies:

      Security Valuation
      ------------------

      a)  Small Company, Capital Appreciation, Total Return and Government Bond
          ---------------------------------------------------------------------

          Securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Securities not listed on an exchange or for which there were no transactions are valued at their most recent bid price, or where no prices are available, at fair market value determined by the Board of Trustees. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

          The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

      b)  Money Market
          ------------

           Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.


          Foreign Currency Transactions (Small Company Fund)
          -------------------------------------------------

          Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

          Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

          The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable for foreign currency contracts purchased.

          At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

          The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


          Federal Income Taxes
          --------------------

          The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will

                                                                  (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

Federal Income Taxes (continued)
-------------------------------

not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1995, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $8,772,911 and $5,864, respectively, The Government Bond Fund carry forward will expire within 7 years and the Money Market Fund carry forward will expire within 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $101,807 of net capital losses that arose during the period ended December 31, 1995 as if such losses arose on January 1, 1996. As of December 31, 1995, the Fund had a net capital loss carryforward in the amount of $1,245 which will expire within 8 years.


Organization Expenses
---------------------

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization costs.


Security Transactions and Investment Income
-------------------------------------------

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata or constant yield amortization of premium or discount.


Expenses
--------

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.


Dividends to Shareholders
-------------------------

a)  Small Company, Capital Appreciation, Total Return and Government Bond
    ---------------------------------------------------------------------

    Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

b)  Money Market
    ------------

    Dividends from net investment income are declared daily and paid monthly.





                                                                   (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

          Dividends to Shareholders (continued)
          ------------------------------------

          c)  All Funds
              ---------

              Net realized gains, if any, are declared and distributed at least annually.

          Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net invested income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in capital.



2.   Transactions with Affiliates
     ----------------------------

          As investment manager for the Trust, Nationwide Financial Services, Inc. (NFS), an affiliated company, is allowed an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal
          year.   Such limitations on total expenses did not effect management fees during the periods covered by the financial statements.

          As investment manager for the Small Company Fund, NFS receives an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NFS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Consellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. During the period from October 23, 1995 (date of commencement of operations) through December 31, 1995, NFS paid $11,394 in fees to the sub-investment advisors and reimbursed the Fund $10,495 in order to hold total Small Company Fund expenses to 1.25% of average daily net assets.

          A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.



3.   Bank Loans
     ----------

          The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required. There were no outstanding balances at December 31, 1995.


                                                                   (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

4.   Investment Transactions
     -----------------------

          Purchases and sales of securities (excluding short-term securities and forward currency exchange contracts) and U.S. government obligations for the period ended December 31, 1995 are summarized as follows:


                                        Long-term securities          U.S. government obligations
                                     Purchases         Sales           Purchases         Sales
                                     ---------         -----           ---------         -----
         Small Company Fund         $ 13,665,049    $    758,224     $   2,610,519    $   2,052,256
         Cap. Apprec. Fund            22,271,349      12,483,690            -             4,095,808
         Total Return Fund           195,685,954      93,538,896       332,396,780      334,603,161
         Govt. Bond Fund              21,241,539       7,290,025       368,929,141      429,391,580
         Money Market Fund                -               -              5,358,620       52,365,000


          Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at December 31, 1995, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:


                                                                                            Net
                                             Unrealized             Unrealized          unrealized
                                               gains                  losses           appreciation
                                               -----                  ------           ------------
          Small Company Fund              $   1,734,988           $   (238,753)        $   1,496,235
          Capital Appreciation Fund          17,157,675             (2,129,177)           15,028,498
          Total Return Fund                 171,997,809             (5,542,248)          166,455,561
          Government Bond Fund               25,698,045               (316,225)           25,381,820

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS
(a) Financial Statements:
           Nationwide Separate Account Trust
           --Total Return Fund
           --Capital Appreciation Fund
           --Government Bond Fund
           --Money Market Fund
           --Small Company Fund

(1) Financial statements and schedules included in the Prospectuses for the Funds (except the Income Fund) (Part A):

         Financial Highlights

(2)   Financial statements and schedules included in Part B:
         Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectuses (Part A).

      (i) Audited Financials:

         Independent Auditors' Report

         Statements of Investments as of December 31, 1995.

         Statements of Assets and Liabilities as of December 31, 1995.

         Statements of Operations for the year ended December 31, 1995.

         Statements of Changes in Net Assets for each of the years ended December 31, 1995 and 1994.

         Financial Highlights

         Notes to Financial Statements

      (ii)  Unaudited Interim Financials:

                  Statements of Investments as of June 30, 1996.

                  Statements of Assets and Liabilities as of June 30, 1996

                  Statements of Operations for the six months ended June 30, 1996.

                  Statements of Changes in Net Assets for the six months ended June 30, 1996 and the year ended December 31, 1996.

                  Financial Highlights

                  Notes to Financial Statements

(b)   Exhibits
         (1) Amended Declaration of Trust-previously filed with Post-Effective amended and herein incorporated by reference.
         (2) Amended Bylaws (Code of Regulations)-previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.
         (3)     Not applicable.
         (4)     Not applicable.
         (5)     (a)  Investment Advisory Agreement for the Funds (except
                      the Small Company and Income Funds)-previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.
                 (b)  Investment Advisory Agreement for the Small Company Fund.
                 (c)  Subadvisory Agreements for the Small Company Fund.
                      (1)  Subadvisory Agreement with the Dreyfus Corporation.
                      (2)  Subadvisory Agreement with Neuberger & Berman L.P.
                      (3) Subadvisory Agreement with Strong Capital Management, Inc.
                      (4) Subadvisory Agreement with Van Eck Associates Corporation and Pictet International Management Limited.
                      (5) Subadvisory Agreement with Warburg, Pincus Counsellors, Inc.
                 (d)  Investment Advisory Agreement for Income Fund
                 (e)  Subadvisory Agreements for the Income Fund
                      (1) Subadvisory Agreement with NCM Capital Management Group, Inc.
                      (2) Subadvisory Agreement with Smith Graham & Co. Asset Managers, L.P.
         (6)     Not Applicable
         (7)     Not applicable.
         (8) Custody Agreement-previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.
         (9)     Not applicable.
         (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable was filed with the Securities and Exchange Commission on February 29, 1996, pursuant to Rule 24f-2, and herein incorporated by reference.
         (11)    Auditors' Consent
         (12)    Not applicable.
         (13)    Not applicable.
         (14)    Not applicable.
         (15)    Not applicable.
         (16) Performance Quotation Computation Schedule-previously filed with a Post-Effective Amendment, and herein incorporated by reference.
         (17)    Financial Data Schedules

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES
                                                     Number of Record Holders
           Title of Class                            as of September 30 , 1996
           -------------------------------------------------------------------

           Total Return Fund                                  2
           Government Bond Fund                               2
           Money Market Fund                                  2
           Capital Appreciation Fund                          2
           Small Company Fund                                 2

ITEM 27.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Nationwide Financial Services, Inc. (NFS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, Nationwide Separate Account Trust and Financial Horizons Investment Trust, and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide DC Variable Account, Nationwide VA Separate Account-A, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VA Separate Account-B and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

                Joseph J. Gasper       President, Chief Operating Officer and Director
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       President and Director
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Vice Chairman and Director
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       NEA Valuebuilder Investor Services, Inc.
                                       Public Employees Benefit Services Corporation
                                       Colonial County Mutual Insurance Company
                                       Lone Star General Agency, Inc.
                                       Director
                                       Affiliate Agency, Inc.
                                       Affiliate Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Alabama, Inc.
                                       Financial Horizons Distributors Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Oklahoma, Inc.
                                       Financial Horizons Securities Corporation
                                       Gates, McDonald and Company
                                       Nationwide HMO, Inc.
                                       Nationwide Management Systems, Inc.
                                       Landmark Financial Services of New York, Inc.
                                       Nationwide Agency, Inc.
                                       Nationwide Indemnity Corporation
                                       Nationwide Property Management, Inc.
                                       Public Employees Benefit Services Corporation of New Mexico
                                       PEBSCO of Massachusetts Insurance Agency, Inc.
                                       Public Employees Benefit Services Corporation of Arkansas
                                       Public Employees Benefit Services Corporation of Alabama
                                       Chairman of the Board and Director
                                       West Coast Life Insurance Company
                                       Colonial Insurance Company of California
                                       Nationwide Investment Services Corporation
                                       President and Trustee
                                       Nationwide Insurance Golf Charities, Inc.

                Gordon E. McCutchan    Executive Vice President-Law and Corporate Services
                                       and Secretary
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       NEA Valuebuilder Investor Services, Inc.
                                       NEA Valuebuilder Investor Services of Arizona, Inc.
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       Colonial County Mutual Insurance Company
                                       Colonial Insurance Company of California
                                       Farmland Mutual Insurance Company
                                       Nationwide Agribusiness Insurance Company
                                       Lone Star General Agency, Inc.
                                       Nationwide Communications Inc.
                                       Nationwide Corporation
                                       Nationwide Investment Services Corporation
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company
                                       Wausau Service Corporation
                                       Wausau Business Insurance Company
                                       Wausau General Insurance Company
                                       West Coast Life Insurance Company
                                       Nationwide Insurance Enterprise Foundation
                                       National Premium and Benefit Administration Company
                                       Employers Insurance of Wausau A Mutual Company
                                       Wausau Underwriters Insurance Company
                                       Executive Vice President-Law and Corporate Services
                                       American Marine Underwriters, Inc.
                                       Employers Life Insurance Company of Wausau
                                       Pension Associations of Wausau, Inc.
                                       Public Employees Benefit Service Corporation
                                       Wausau International Underwriters
                                       Wausau Preferred Health Insurance Company
                                       Companies Agency, Inc.
                                       Companies Agency of Alabama, Inc.
                                       Companies Agency Insurance Services of California
                                       Companies Agency of Idaho, Inc.
                                       Companies Agency of Illinois, Inc.
                                       Companies Agency of Kentucky, Inc.
                                       Companies Agency of Massachusetts, Inc.
                                       Companies Agency of New York, Inc.
                                       Companies Agency of Pennsylvania, Inc.
                                       Companies Agency of Phoenix, Inc.
                                       Countrywide Services Corporation
                                       Nationwide Development Company
                                       Executive Vice President-Law and Corporate Services
                                       and Director
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investor Services, Inc.
                                       Nationwide Property Management Inc.

                                       Executive Vice President-Law and Corporate Services,
                                       Secretary and Director
                                       California Cash Management Company
                                       National Casualty Company
                                       Nationwide Cash Management Company
                                       Nationwide Indemnity Company
                                       Nationwide Community Urban Redevelopment Corporation
                                       Vice Chairman and Director
                                       Neckura Insurance Company
                                       Neckura Life Insurance Company
                                       Neckura Holding Company
                                       Secretary
                                       The Beak and Wire Corporation
                                       Affiliate Agency, Inc.
                                       Affiliate Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Alabama, Inc.
                                       Financial Horizons Distributors Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Oklahoma, Inc.
                                       Financial Horizons Securities Corporation
                                       Landmark Financial Services of New York, Inc.
                                       NEA Valuebuilder Investor Services of Alabama, Inc.
                                       NEA Valuebuilder Investor Services of Montana, Inc.
                                       NEA Valuebuilder Investor Services of Nevada, Inc.
                                       NEA Valuebuilder Investor Services of Ohio, Inc.
                                       NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                       NEA Valuebuilder Investor Services of Wyoming, Inc.
                                       Vice Chairman, Secretary and Director
                                       Gates, McDonald & Company
                                       Chairman of the Board. Secretary and Director
                                       Gates, McDonald & Company of Nevada
                                       Gates, McDonald & Company of New York, Inc.
                                       Secretary and Director
                                       Nationwide Agency, Inc.
                                       Nationwide HMO, Inc.
                                       Nationwide Management Systems, Inc.
                                       Director and Chairman of the Board
                                       Peoples Travel Services, Inc.
                                       Director
                                       Leben Direkt Insurance Company
                                       MRM Investments, Inc.
                                       NWE Inc.
                                       Clerk
                                       NEA Valuebuilder Services Insurance Agency, Inc.
                                       Trustee
                                       Ohio Tuition Trust Authority
                                       Franklin University

                D. Richard McFerson    Chairman and Chief Executive Officer-Nationwide Insurance
                                       Enterprise and Director
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company


                                       Nationwide Life and Annuity Insurance Company
                                       Colonial Insurance Company of California
                                       Scottsdale Insurance  Company
                                       Scottsdale Indemnity Company
                                       West Coast Life Insurance Company
                                       Nationwide Communications Inc.
                                       Nationwide Corporation
                                       Nationwide Development Company
                                       Farmland Mutual Insurance Company
                                       Nationwide Investment Services Corporation
                                       Nationwide Agribusiness Insurance Company
                                       National Casualty Company
                                       California Cash Management Company
                                       Nationwide Cash Management Company
                                       Employers Insurance of Wausau A Mutual Company
                                       Wausau Service Corporation
                                       Wausau General Insurance Company
                                       Wausau Business Insurance Company
                                       Wausau Underwriters Insurance Company
                                       Chairman, Chairman and Chief Executive Officer-
                                       Nationwide Insurance Enterprise and Director
                                       American Marine Underwriters, Inc.
                                       Companies Agency, Inc.
                                       Companies Agency of Alabama, Inc.
                                       Companies Agency Insurance Services of California
                                       Companies Agency of Idaho, Inc.
                                       Companies Agency of Illinois, Inc.
                                       Companies Agency of Kentucky, Inc.
                                       Companies Agency of Massachusetts, Inc.
                                       Companies Agency of New York, Inc.
                                       Companies Agency of Pennsylvania, Inc.
                                       Companies Agency of Phoenix, Inc.
                                       Countrywide Services Corporation
                                       Public Employees Benefit Services Corporation
                                       Gates, McDonald and Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Employers Life Insurance Company of Wausau
                                       Wausau International Underwriters
                                       Wausau Preferred Health Insurance Company
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       Chairman and Director
                                       NEA Valuebuilder Investor Services, Inc.
                                       NEA Valuebuilder Services of Arizona, Inc.
                                       Chairman and Chief Executive Officer and Director
                                       Nationwide Indemnity Company
                                       Chairman and Trustee
                                       Financial Horizons Investment Trust
                                       Nationwide Investing Foundation
                                       Nationwide Investing Foundation II
                                       Nationwide Separate Account Trust
                                       Chairman of the Board
                                       Nationwide Insurance Golf Charities, Inc.
                                       Chairman of the Board and Director

                                       Lone Star General Agency, Inc.
                                       Nationwide Community Urban Redevelopment Corporation
                                       Colonial County Mutual Insurance Company
                                       Nationwide Property Management, Inc.
                                       Director
                                       Gates, McDonald & Company of Nevada
                                       Gates, McDonald & Company of New York
                                       Chairman of the Board. Chairman and Chief Executive
                                       Officer-Nationwide Insurance Enterprise and Trustee
                                       Nationwide Insurance Enterprise Foundation
                Robert A. Oakley       Executive President-Chief Financial Officer
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       American Marine Underwriters, Inc.
                                       Companies Agency, Inc.
                                       Companies Agency of Alabama, Inc.
                                       Companies Agency of Idaho, Inc.
                                       Companies Agency of Illinois, Inc.
                                       Companies Agency of Kentucky, Inc.
                                       Companies Agency of Massachusetts, Inc.
                                       Companies Agency of New York, Inc.
                                       Companies Agency of Pennsylvania, Inc.
                                       Companies Agency of Phoenix, Inc.
                                       Countrywide Services Corporation
                                       Employers Life Insuranc Company of Wausau
                                       National Casualty Company
                                       National Premium and Benefit Administration Company
                                       The Beak and Wire Corporation
                                       Colonial Insurance Company of California
                                       Employers Insurance of Wausau A Mutual Company
                                       Farmland Mutual Insurance Company
                                       NEA Valuebuilder Investor Services of Arizona, Inc.
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       Lone Star General Agency, Inc.
                                       Nationwide Agribusiness Insurance Company
                                       Nationwide Communications Inc.
                                       Nationwide Corporation
                                       Nationwide Development Company
                                       Nationwide Investor Services, Inc.
                                       Nationwide Insurance Enterprise Foundation
                                       NEA Valuebuilder Investor Services, Inc.
                                       Colonial County Mutual Insurance Company
                                       Nationwide Investment Services Corporation
                                       Pension Associates of Wausau, Inc.
                                       Public Employees Benefit Services Corporation
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company
                                       Wausau Business Insurance Company
                                       Wausau General Insurance Company

                                       Wausau Preferred Health Insurance Company
                                       Wausau Service Corporation
                                       Wausau Underwriters Insurance Company
                                       West Coast Life Insurance Company
                                       Executive Vice President-Chief Financial Officer and Director
                                       California Cash Management Company
                                       Nationwide Cash Management Company
                                       Nationwide Community Urban Redevelopment Corporation
                                       Nationwide Indemnity Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Property Management Inc.
                                       MRM Investments, Inc.
                                       Executive Vice President
                                       Companies Agency Insurance Services of California
                                       Wausau International Underwriters
                                       Director
                                       Peoples Travel Services, Inc.
                                       Wausau Insurance Company (U.K.) Limited
                                       NWE, Inc.
                                       Director and Vice Chairman
                                       Leben Direkt Insurance Company
                                       Neckura General Insurance Company
                                       Auto Direkt Insurance Company
                                       Chairman and Director
                                       Neckura Insurance Company
                                       Neckura Life Insurance Company
                                       Neckura Holding Company
             Robert J. Woodward, Jr.   Executive Vice President-Chief Investment Officer
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Colonial Country Mutual Insurance Company
                                       Colonial Insurance Company of California
                                       Employers Insurance of Wausau A Mutual Company
                                       Employers Life Insurance Company of Wausau
                                       Farmland Mutual Insurance Company
                                       Gates, McDonald & Company
                                       Lone Star General Agency, Inc.
                                       National Casualty Company
                                       Nationwide Investment Services Corporation
                                       Public Employees Benefit Services Corporation
                                       Pension Associates of Wausau
                                       Nationwide Agribusiness Insurance Company
                                       Nationwide Corporation
                                       Nationwide Insurance Enterprise Foundation
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company
                                       Wausau Business Insurance Company
                                       Wausau General Insurance Company
                                       Wausau Preferred Health Insurance Company

                                       Wausau Service Corporation
                                       Wausau Underwriters Insurance Company
                                       West Coast Life Insurance Company
                                       Vice Chairman and Director
                                       Nationwide Communications, Inc.
                                       Executive Vice President-Chief Investment Officer
                                       and Director
                                       Nationwide Financial Services, Inc.
                                       Nationwide Indemnity Company
                                       Director and President
                                       Nationwide Property Management, Inc.
                                       Nationwide Development Company
                                       Nationwide Community Urban Redevelopment Corporation
                                       MRM Investments, Inc.
                                       NWE, Inc.
                                       California Cash Management Company
                                       Nationwide Cash Management Company
                                       Director and Vice Chairman
                                       The Palmer-Donavin Manufacturing Company
                                       Trustee
                                       Franklin County Board of Mental Retardation and
                                       Development Disabilities
                                       Capital University
                                       The I-670 Corridor Development Corporation

                James F. Laird, Jr.    Vice President and General Manager
                                       Nationwide Financial Services, Inc.
                                       Vice President , General Manager and Director
                                       Nationwide Investors Services, Inc.
                                       Treasurer
                                       Nationwide Investing Foundation
                                       Nationwide Separate Account Trust
                                       Nationwide Investing Foundation II
                                       Assistant Treasurer
                                       Financial Horizons Investment Trust.

                Harry A. Schermer      Vice President-Equity Securities
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Nationwide Indemnity Company
                                       Vice President-Investments
                                       Nationwide Financial Services, Inc.
                                       Vice President
                                       Nationwide Insurance Enterprise Foundation
                                       Assistant Treasurer
                                       Financial Horizons Investment Trust
                                       Nationwide Separate Account Trust
                                       Nationwide Investing Foundation
                                       Nationwide Investing Foundation II

                W. Sidney Druen        Senior Vice President and General Counsel and
                                       Assistant Secretary
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Employers Insurance of Wausau A Mutual Company
                                       Employers Life Insurance Company of Wausau
                                       Wausau Business Insurance Company
                                       Wausau General Insurance Company
                                       Wausau Underwriters Insurance Company
                                       Wausau Preferred Health Insurance Company
                                       Wausau Service Corporation
                                       Senior Vice President and General Counsel
                                       Affiliate Agency, Inc.
                                       Affiliate Agency of Ohio, Inc.
                                       American Marine Underwriters, Inc.
                                       The Beak and Wire Corporation
                                       California Cash Management Company
                                       Colonial County Mutual Insurance Company
                                       Colonial Insurance Company of California
                                       Farmland Mutual Insurance Company
                                       Nationwide Agribusiness Insurance Company
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       Financial Horizons Distributors Agency of Alabama, Inc.
                                       Financial Horizons Distributors Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Oklahoma, Inc.
                                       Financial Horizons Securities Corporation
                                       Gates, McDonald & Company
                                       Gates, McDonald & Company of Nevada
                                       Gates, McDonald & Company of New York, Inc.
                                       Landmark Financial Services of New York, Inc.
                                       National Casualty Company
                                       Nationwide Cash Management Company
                                       Nationwide Communications Inc.
                                       Nationwide Corporation
                                       Companies Agency, Inc.
                                       Companies Agency Insurance Services of California
                                       Companies Agency of Alabama, Inc.
                                       Companies Agency of Idaho, Inc.
                                       Companies Agency of Illinois, Inc.
                                       Companies Agency of Kentucky, Inc.
                                       Companies Agency of Massachusetts, Inc.
                                       Companies Agency of New York, Inc.
                                       Companies Agency of Pennsylvania, Inc.
                                       Companies Agency of Phoenix, Inc.
                                       Countrywide Services Corporation
                                       Lone Star General Agency Inc.
                                       Nationwide Development Company
                                       Nationwide Insurance Enterprise Foundation


                                       Nationwide Indemnity Company
                                       NEA Valuebuilder Investor Services, Inc.
                                       Wausau International Underwriters
                                       NEA Valuebuilder Investor Services of Arizona, Inc.
                                       NEA Valuebuilder Services Insurance Agency, Inc.
                                       NEA Valuebuilder Investor Services of Alabama, Inc.
                                       NEA Valuebuilder Investor Services of Ohio, Inc.
                                       NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                       NEA Valuebuilder Investor Services of Montana, Inc.
                                       NEA Valuebuilder Investor Services of Nevada, Inc.
                                       NEA Valuebuilder Investor Services of Wyoming, Inc.
                                       MRM Investments Services, Inc.
                                       NWE, Inc.
                                       Nationwide Property Management, Inc.
                                       PEBSCO of Massachusetts Insurance Agency, Inc.
                                       Nationwide Investment Services Corporation
                                       Pension Associates of Wausau, Inc.
                                       Public Employees Benefit Services Corporation
                                       Public Employees Benefit Services Corporation of Alabama
                                       Public Employees Benefit Services Corporation of Arkansas
                                       Public Employees Benefit Services Corporation of Montana
                                       Public Employees Benefit Services Corporation of New Mexico
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company
                                       West Coast Life Insurance Company
                                       Senior Vice President and General Counsel and Director
                                       Nationwide Community Urban Redevelopment Corporation
                                       General Counsel
                                       Nationwide Insurance Golf Charities, Inc.

                William G. Goslee      Treasurer
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Assistant Treasurer
                                       Nationwide Investing Foundation
                                       Nationwide Separate Account Trust
                                       Nationwide Investing Foundation II
                                       Financial Horizons Investment Trust

                Rae Mercer Pollina     Secretary
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investors Services, Inc.
                                       Nationwide Investing Foundation
                                       Nationwide Separate Account Trust
                                       Nationwide Investing Foundation II
                                       Financial Horizons Investment Trust

                Peter J. Neckermann    Vice President - Economic and Investment Services
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company

                                       Nationwide Indemnity Company
                                       Vice President
                                       Nationwide Financial Services, Inc.
                                       Director
                                       Nationwide Investors Services, Inc.
                                       Leben Direkt Insurance Company
                                       Neckura Holding Company
                                       Assistant Secretary
                                       West Coast Life Insurance Company
                                       Assistant Treasurer
                                       Financial Horizons Investment Trust
                                       National Casualty Company
                                       National Premium and Benefit Administration Company
                                       Nationwide Investing Foundation
                                       Nationwide Investing Foundation II
                                       Nationwide Separate Account Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

      Farmland Mutual Insurance Company
      Farmland Life Insurance Company
      Nationwide Agribusiness Insurance Company
      1963 Bell Avenue
      Des Moines, Iowa 50315-1000

      Colonial Insurance Company of California
      2390 East Orangewood Avenue
      P.O. Box 4347
      Anaheim, California 92803-1347

      Employers Insurance of Wausau A Mutual Company
      2000 Westwood Drive
      Wausau, Wisconsin 54401-7881

      Scottsdale Insurance Company
      8877 Nord Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      West Coast Life Insurance Company
      343 Sansome Street
      San Francisco, California 94104-1303

      National Casualty Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      Lone Star General Agency, Inc.
      P.O. Box 14700
      Austin, Texas 78761

      Auto Direkt Insurance Company
      Columbus Service, GMBH
      Neckura General Insurance Company
      Neckura Holding Company
      Neckura Insurance Company
      Neckura Life
      SVM Sales GMBH, Neckura Group
      John E. Fisher Str. 1
      61440 Oberursel/Ts.
      Germany

      Nationwide Development Company
      One Nationwide Plaza
      Columbus, Ohio 43215

      Public Employees Benefit Services Corporation
      Two Nationwide Plaza
      Columbus, Ohio 43215

(b)   Information for the Subadvisers of the Small Company Fund

      (1)  The Dreyfus Corporation

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                        DIRECTORS AND OFFICERS OF DREYFUS

      NAME AND POSITION WITH DREYFUS        OTHER BUSINESS
      Mandell L. Berman                     Real Estate Consultant and Private Investor:
      Director                                   29100 Northwestern Highway, Suite 370
                                                 Southfield, Michigan  48034
                                            Past Chairman of the Board of Trustees of Skillman Foundation.
                                            Member of The Board of Vintners Intl.

      Frank V. Cahouet                      Chairman of the Board, President and Chief Executive Officer:
      Director                                   Mellon Bank Corporation
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                                 Mellon Bank, N.A.
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                            Director
                                                 Avery Dennison Corporation
                                                 150 North Orange Grove Boulevard

                                                 Pasadena, California  91103
                                                 Saint-Gobain Corporation
                                                 750 East Swedesford Road
                                                 Valley Forge, Pennsylvania  19482
                                                 Teledyne, Inc.
                                                 1901 Avenue of the Stars
                                                 Los Angeles, California  90067
      Alvin E. Friedman                     Senior Advisor to Dillon, Reed & Co. Inc.
      Director                              535 Madison Avenue
                                                 New York, New York  10022
                                            Director and Member of the Executive Committee of Avnet, Inc.**

      Lawrence M. Greene                    Director:
      Director                              Dreyfus America Fund

      Julian M. Smerling                    None
      Director

      Howard Stein                          Chairman of the Board:
      Chairman of the Board                      Dreyfus Acquisition Corporation*
      and Chief Executive Officer                The Dreyfus Consumer Credit Corporation*
                                                 Dreyfus Management, Inc.*
                                                 Dreyfus Service Corporation*
                                            Chairman of the Board and Chief Executive Officer:
                                                 Major Trading Corporation*
                                            Director:
                                                 Avnet, Inc.**
                                                 Dreyfus America Fund++++
                                                 The Dreyfus Fund
                                                 International Limited+++++
                                                 World Balanced Fund+++
                                                 Dreyfus Partnership Management Inc.*
                                                 Dreyfus Personal Management, Inc.*
                                                 Dreyfus Precious Metals, Inc.*
                                                 Dreyfus Service Organization, Inc.*
                                                 Seven Six Seven Agency, Inc.*
                                            Trustee:
                                                 Corporate Property Investors
                                                 New York, New York

      W. Keith Smith                        Chairman and Chief Executive Officer:
      Vice Chairman                              The Boston Company
      of the Board                               One Boston Place
                                                 Boston, Massachusetts  02108
                                            Vice Chairman of the Board:
                                                 Mellon Bank Corporation
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                                 Mellon Bank, N.A.
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                            Director:
                                                 Dentsply International, Inc.
                                                 570 West College Avenue
                                                 York, Pennsylvania  17405

      Christopher M. Condron                Vice Chairman:
      President, Chief Operating                 Mellon Bank Corporation
           Officer and Director                  One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania 15258
                                            Deputy Director:
                                                 Mellon Trust
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania 15258

                                            Chief Executive Officer:
                                                 The Boston Company Asset Management, Inc.
                                                 One Boston Place
                                                 Boston, Massachusetts 02108
                                            President:
                                                 Boston Safe Deposit and Trust Company
                                                 One Boston Place
                                                 Boston, Massachusetts 02108

      Stephen E. Canter                     Director:
      Vice Chairman and Chief                    The Dreyfus Trust Company++
      Investment Officer, and               Formerly Chairman and Chief Executive Officer:
      a Director                            Kleinwort Benson Investment Management Americas Inc.*

      Lawrence S. Kash                      Chairman, President and Chief Executive Officer:
      Vice Chairman-Distribution            The Boston Company Advisors, Inc.
      And a Director                             53 State Street
                                                 Exchange Place
                                                 Boston, Massachusetts 02109
                                            Executive Vice President and Director:
                                                 Dreyfus Service Organization, Inc.*
                                            Director:
                                                 The Dreyfus Consumer Credit Corporation*
                                                 The Dreyfus Trust Company++
                                                 Dreyfus Service Corporation*
                                            President:
                                                 The Boston Company
                                                 One Boston Place
                                                 Boston, Massachusetts  02108
                                                 Laurel Capital Advisors
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                                 Boston Group Holdings, Inc.
                                            Executive Vice President:
                                                 Mellon Bank, N.A.
                                                 One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258
                                                 Boston Safe Deposit & Trust
                                                 One Boston Place
                                                 Boston, Massachusetts  02108

      Philip L. Toia                        Chairman of the Board and Trust Investment Officer:
      Vice Chairman-Operations                   The Dreyfus Trust Company++
      and Administration                    Chairman of the Board and Chief Executive Officer:
                                                 Major Trading Corporation*
                                            Chairman and Director:
                                                 Dreyfus Transfer, Inc.
                                                 One American Express Plaza
                                                 Providence, RI 02903
                                            Director:
                                                 Dreyfus Precious Metals, Inc.*
                                                 Dreyfus Service Corporation*
                                                 Seven Six Seven Agency, Inc.*
                                            President and Director:
                                                 Dreyfus Acquisition Corporation*
                                                 The Dreyfus Consumer Credit Corporation*
                                                 Dreyfus-Lincoln, Inc.*
                                                 Dreyfus Management, Inc.*
                                                 Dreyfus Personal Management, Inc.*
                                                 Dreyfus Partnership Management, Inc.+
                                                 Dreyfus Service Organization*
                                                 The Truepenny Corporation*
                                            Formerly, Senior Vice President:
                                                 The Chase Manhattan Bank, N.A. and
                                                 The Chase Manhattan Capital Markets Corporation
                                                 One Chase Manhattan Plaza
                                                 New York, New York  10081

      William T. Sandalls, Jr.              Director:
      Senior Vice President and                  Dreyfus Partnership Management, Inc.*
      Chief Financial Officer                    Seven Six Seven Agency, Inc.*
                                            President and Director:
                                                 Lion Management, Inc.*
                                            Executive Vice President and Director:
                                                 Dreyfus Service Organization, Inc.*
                                            Vice President, Chief Financial Officer and Director:
                                                 Dreyfus Acquisition Corporation*
                                            Vice President and Director:
                                                 The Dreyfus Consumer Credit Corporation*
                                                 The Truepenny Corporation*
                                            Treasurer, Financial Officer and Director:
                                                 The Dreyfus Trust Company ++
                                            Treasurer and Director:
                                                 Dreyfus Management, Inc.*
                                                 Dreyfus Personal Management, Inc.*
                                                 Dreyfus Service Corporation*
                                                 Major Trading Corporation*
                                            Formerly, President and Director:
                                                 Sandalls & Co., Inc.

      Barbara E. Casey                      President:
      Vice President-Dreyfus                     Dreyfus Retirement Services Division;
      Retirement Services                   Executive Vice President:
                                                 Boston Safe Deposit & Trust Co.
                                                 One Boston Place
                                                 Boston, Massachusetts 02108
                                                 Dreyfus Service Corporation*

      Diane M. Coffey                       None
      Vice President-Corporate
      Communications

      Elie M. Genadry                       President:
      Vice President-Institutional               Institutional Services Division of Dreyfus Service Corporation*
      Sales                                 Broker-Dealer Division of Dreyfus Service Corporation*
                                                 Group Retirement Plans Division of Dreyfus Service Corporation
                                            Executive Vice President:
                                                 Dreyfus Service Corporation*
                                                 Dreyfus Service Organization, Inc.*
                                            Vice President:
                                                 The Dreyfus Trust Company++

      Jeffrey N. Nachman                    President and Director:
      Vice President-Mutual Fund                 Dreyfus Transfer, Inc.
      Accounting                                 One American Express Plaza
                                                 Providence, RI 02903
      William F. Glavin, Jr.                Senior Vice President:
      Vice President-Corporate                   The Boston Company Advisors, Inc.
      Development                                53 State Street
                                                 Exchange Place
                                                 Boston, Massachusetts 02109
                                            Executive Vice President:
                                                 Dreyfus Service Corporation*

      Mark N. Jacobs                        Vice President, Secretary and Director:
      Vice President-General                     Lion Management, Inc.*
      Counsel, and Secretary                Secretary:
                                                 The Dreyfus Consumer Credit Corporation*
                                                 Dreyfus Management, Inc.*
                                            Assistant Secretary:
                                                 Dreyfus Service Organization, Inc.*
                                                 Major Trading Corporation*
                                                 The Truepenny Corporation*

      Andrew S. Wasser                      Vice President:
      Vice President-Information                 Mellon Bank Corporation
      Services                                   One Mellon Bank Center
                                                 Pittsburgh, Pennsylvania  15258


      Maurice Bendrihem                   Treasurer:
                                          ----------
      Controller                            Dreyfus Partnership Management,
                                            Inc.*
                                            Dreyfus Service Organization, Inc.*
                                            Seven Six Seven Agency, Inc.*
                                            The Truepenny Corporation*

                                          Controller:
                                          ----------
                                            Dreyfus Acquisition Corporation*
                                            The Dreyfus Trust Company++
                                            The Dreyfus Consumer Credit
                                            Corporation*

                                          Assistant Treasurer:
                                          -------------------
                                            Dreyfus Precious Metals*

                                          Formerly, Vice President-Financial
                                          ----------------------------------
                                          Planning, Administration and Tax:
                                          ---------------------------------
                                            Showtime/The Movie Channel, Inc.
                                            1633 Broadway
                                            New York, New York 10019

      Elvira Oslapas                      Assistant Secretary:
                                          -------------------
      Assistant Secretary                   Dreyfus Service Corporation*
                                            Dreyfus Management, Inc.*
                                            Dreyfus Acquisition Corporation,
                                            Inc.*
                                            The Truepenny Corporation

 * The address of the business so indicated is 200 Park Avenue, New York, New York 10166

 ** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021 + The address of the business so indicated is Atrium Building, 80 route 4 East, Paramus, New Jersey 07652

 ++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144

 +++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020

 ++++ The address of the business so indicated is 2 Boulevard Royal, Luxembourg

 +++++   The address of the business so indicated is Nassau, Bahama Islands

         (2)      Neuberger & Berman L.P.

                  Neuberger & Berman, L.P. ("Neuberger & Berman") acts as subadviser to the Small Company Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this
                  Item 28 of officers and directors of Neuberger & Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger & Berman (SEC File No. 801-3908).

         (3)      Strong Capital Management, Inc.

                  Strong Capital Management, Inc. ("Strong"), which began conducting business in 1974, provides continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds, as well as acting as dividend-disbursing agent and transfer agent for the Strong Family of Funds.

                  Officers and Directors of Strong            Other Business
                  Richard S. Strong                           Chairman and Director:
                                                              ---------------------
                  Chairman, Director and                      Strong Holdings, Inc.
                  Chief Investment Officer                    Strong Funds Distributors, Inc.
                                                              Heritage Reserve Development Corporation
                                                              Strong Family of Funds


                  John Dragisic                               President and Director:
                                                              ----------------------
                  President and Director                      Strong Holdings, Inc.
                                                              Strong Family of Funds
                                                              President and Chief Executive Officer:
                                                              -------------------------------------
                                                              (From 1987 to July 1994)
                                                              Grunau Company
                                                              Milwaukee, Wisconsin

                  Lawrence A. Totsky                          Vice President of Strong (from December
                  Senior Vice President                       1992 to September 1994)
                                                              Vice President:
                                                              --------------
                                                              Strong Family of Funds
                                                              President:
                                                              ---------
                                                              Strong Funds Distributors, Inc.
                                                              Vice President:
                                                              --------------
                                                              Strong Holdings, Inc.

                  Thomas P. Lemke                             Resident Counsel for Funds Management at J.P.
                  Senior Vice President, Secretary            ----------------
                  and General Counsel                         Morgan & Co., Inc.  (from April 1992 to September
                                                              1994
                                                              Vice President:
                                                              ---------------
                                                              Strong Family of Funds

                  Ronald A. Neville                           Vice President and Chief Financial Officer:
                  Senior Vice President and                   ------------------------------------------
                  Chief Financial Officer                     Strong Funds Distributors, Inc.
                                                              Vice President:
                                                              ---------------
                                                              Strong Holdings, Inc.
                                                              Senior Vice President and Chief Financial Officer
                                                              -------------------------------------------------
                                                              at Twentieth Century Companies, Inc. (From 1988
                                                              until December 1994)
                                                              Treasurer:
                                                              ---------
                                                              Strong Family of Funds


                  Ann E. Oglanian                             Vice President and Secretary:
                                                              ----------------------------
                  Associate Counsel                           Strong Family of Funds

                  Thomas M. Zoeller                           Treasurer:
                                                              ---------
                  Treasurer                                   Strong Funds Distributors, Inc.


      (4)Van Eck Associates

      Van Eck Associates Corporation ("VEAC") acts as investment adviser to a number of investment companies including Van Eck Worldwide Insurance Trust. Listed below are the officers and directors of VEAC and their positions with some of the VEAC affiliates.

         Name                       Position with Van Eck                       Position with Van Eck
         ----                       Worldwide Insurance Trust                   Associates Corporation
                                    -------------------------                   ----------------------



         John C. Van Eck            Chairman of the Board and President         Chairman of the Board

         Rodger A. Lawson           Trustee                                     President, Chief Executive
                                                                                Officer and Director

         Fred M. Van Eck            Trustee                                     Director

         Sigrid S. Van Eck          ----                                        Director, Vice President &
                                                                                Assistant Treasurer

         Derek S. Van Eck           Executive Vice President                    Director, Executive President
                                                                                Director, - Global Investments

         Jan F. Van Eck             ---                                         Director

         Henry J. Bingham           Executive Vice President                    Executive Managing Director

         Lucille Palermo            ---                                         Associate Director, Mining
                                                                                Research

         William A. Trebilcock      ---                                         Director, Mining Research

         Madis Semner               Executive Vice President                    Director, Global Fixed Income

         Kevin Reid                 Vice President                              Director, Real Estate Research

         Charles Cameron            Vice President                              Director, Trading

         Michael G. Dootley         Vice President                              Sr. Vice President, Treasurer,
                                                                                Controller and Chief Financial
                                                                                Officer

         Paul DiPerna               Vice President                              Associate Manager, Trading

         Bruce J. Smith             Vice President and Treasurer                Senior Managing Director,
                                                                                Portfolio Accounting

         Stephen Ilnitzki           Vice President                              Chief Operating Officer

         Thaddeus Leszczynski       Vice President and Secretary                Vice President, General
                                                                                Counsel and Secretary



      (5)Pictet International Management Limited

      The information concerning Pictet International Management Limited ("PIML") and its officers and directors is incorporated by reference to the information contained under "Management of the Fund" in the Small Company Fund's prospectus and to Schedules A and D of Form ADV filed by PIML (SEC File No. 801-15143).

      (6)Warburg, Pincus Counsellors, Inc.

      Warburg, Pincus Counsellors, Inc. ("Warburg") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Warburg renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

(c)      Information for the Subadvisers of the Income Fund

         (1)      NCM Capital Management Group, Inc.

                  NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships.

         MACEO K. SLOAN*
         Chairman, President & CEO and Director

                  PCS Development Corporation-Wireless Communications
                  Chairman

                  Sloan Communications-Wireless Communications
                  Chairman & CEO

                  TIAA/CREF-Insurance
                  Director

                  Mechanics & Farmers Bank-Banking
                  Director

                  New Africa Advisers-Investment Management
                  Chairman

                  Sloan Financial Group-Holding Company
                  Chairman, President & CEO

                  Calvert New Africa Fund-Investment Management
                  Director/Portfolio Manager

         JUSTIN F. BECKETT*
         Executive Vice President and Director

                  PCS Development Corporation-Wireless Communications
                  Director

                  New Africa Advisers-Investment Management
                  President & CEO/Director

                  Sloan Communications-Wireless Communications
                  President

                  Sloan Financial Group-Holding Company
                  Executive Vice President/Director

                  Calvert New Africa Fund-Investment Management
                  Portfolio Manager

         CLIFFORD D. MPARE*
         Director of Investments

                  New Africa Advisers-Investment Management
                  Director/Chief Investment Officer

                  Calvert New Africa Fund-Investment Management
                  Portfolio Manager

         EDITH H. NOEL*
         Corporate Secretary/Treasurer

                  Sloan Financial Group-Holding Company
                  Corporate Secretary/Treasurer

         PETER JON ANDERSON**
         Director

                  American Express Financial Corporation
                  Director and Senior Vice President

                  IDS  Advisory Group Inc.
                  Director, Chairman and CIO

                  American Express Financial Advisers
                  Senior Vice President

                  IDS International, Inc.
                  Director, Chairman and Executive Vice President

                  American Express Securities Service
                  Vice President

         MORRIS GOODWIN, JR.**
         Director

                  American Express Financial Advisors Inc.
                  Vice President and Corporate Treasurer

                  American Express Financial Corporation
                  Vice President and Corporate Treasurer

                  IDS Advisory Group Inc.
                  Vice President and Treasurer

                  IDS International, Inc.
                  Vice President and Treasurer

                  American Express Securities Service
                  Vice President and Treasurer

         *The principal business address for Messers Sloan, Beckett and Moore and Ms. Noel is 103 West Main Street, Durham, NC.

         **The principal business address for Messers. Anderson and Goodwin is IDS Tower 10, Minneapolis, MN.

         (2) Smith Graham & Co. Asset Managers, L.P.

         Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") is a registered investment adviser which provides investment advisory services to individuals, corporations, pension and profit sharing plans, as well as banks, thrift institutions, trust, estates and/or charitable organizations. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of these subadvisory relationships.

         The following is a list of the individuals who are the principal officers and management committee for Smith Graham and their principal occupations for the last two years:

         Gerald B. Smith                    Chairman and Chief Executive Officer of Smith Graham

         Ladell Graham                      President and Chief Investment Officer of Smith Graham

         Jamie G. House                     Executive Vice President and Chief Financial Officer of Smith Graham

         Gilbert A. Carcia                  Executive Vice President and Director of Marketing of Smith Graham
         from                                        January 1996 to present
                                            President of Cisneros Asset Management Company until December
                                                     1995


ITEM 29. PRINCIPAL UNDERWRITERS
         (a)  Not applicable.
         (b)  Not applicable.
         (c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         James F. Laird, Jr.
         Nationwide Financial Services, Inc.
         One Nationwide Plaza
         Columbus, OH 43216

ITEM 31. MANAGEMENT SERVICES
         Not applicable.

ITEM 32. UNDERTAKINGS
         (a) The Trust undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months of the effective date of the post-effective amendment to the Registrant's Registration Statement adding the Income Fund.

                                   SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 21st day of October 1996.

                                        NATIONWIDE SEPARATE ACCOUNT TRUST

                                        By: /s/ JAMES F. LAIRD, JR.
                                           -----------------------------------
                                                James F. Laird, Jr., Treasurer

  PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 22 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 21ST DAY OF OCTOBER, 1996.

Signature & Title
-----------------

Principal Executive Officer


D. RICHARD MCFERSON*
-----------------------------------------
D. Richard McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
-----------------------------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
-----------------------------------------
John C. Bryant, Trustee

ROBERT M. DUNCAN*
-----------------------------------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
-----------------------------------------
Thomas J. Kerr, IV, Trustee

*        By: JAMES F. LAIRD, JR.,
            -----------------------------------------
                James F. Laird, Jr., Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit
-------



5(d)              Investment Advisory Agreement for Income Fund
5(e)(1)           Subadvisory Agreement with NCM Capital Management Group, Inc.
5(e)(2)           Subadvisory Agreement with Smith Graham & Co. Asset Managers, L.P.
11                Auditors' Consent
17                Financial Data Schedules